UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)
________

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Jason A. Schwarz, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-451-3051

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1.   Schedule of Investments

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.0%††
Consumer Discretionary — 18.2%
18,409	Amazon.com, Inc.†	$10,928,319
402	AutoZone, Inc.†(a)	320,269
630	Bed Bath & Beyond, Inc.(a)	31,273
30	Brunswick Corp.	1,439
4,175	Chipotle Mexican Grill, Inc., Class A†	1,966,300
1,225	Choice Hotels International, Inc.	66,211
21,246	Comcast Corp., Class A	1,297,706
1,266	Darden Restaurants, Inc.	83,936
4,655	DISH Network Corp., Class A†	215,340
100	DSW, Inc., Class A(a)	2,764
7,445	Gap, Inc. (The)(a)	218,883
16,030	Gentex Corp.(a)	251,511
2,429	Genuine Parts Co.(a)	241,345
13,769	Home Depot, Inc. (The)	1,837,198
258	John Wiley & Sons, Inc., Class A(a)	12,613
1,980	L Brands, Inc.	173,864
7,290	Las Vegas Sands Corp.	376,747
1,510	Lear Corp.	167,867
825	Leggett & Platt, Inc.	39,930
10,875	Liberty Interactive Corp., Class A†	274,594
27,542	Lowe's Cos., Inc.	2,086,306
680	Madison Square Garden Co.†	113,125
11,244	McDonald's Corp.	1,413,146
140	Mohawk Industries, Inc.†(a)	26,726
2,241	MSG Networks, Inc.†	38,747
2,505	Newell Rubbermaid, Inc.(a)	110,947
52,300	NIKE, Inc., Class B	3,214,881
385	NVR, Inc.†	666,974
6,431	Omnicom Group, Inc.(a)	535,252
13,317	O'Reilly Automotive, Inc.†(a)	3,644,330
1,625	Priceline Group, Inc.†	2,094,560
6,338	Service Corp. International(a)	156,422
3,700	ServiceMaster Global Holdings, Inc.†	139,416
595	Six Flags Entertainment Corp.(a)	33,017
68,025	Starbucks Corp.	4,061,092
8,575	Starz†	225,780
1,530	Target Corp.	125,888
4,016	Time Warner Cable, Inc., Class A	821,754
6,245	TJX Cos., Inc.	489,296
33,475	Tractor Supply Co.	3,028,149
20,200	Ulta Salon Cosmetics & Fragrance, Inc.†	3,913,548
6,930	Viacom, Inc., Class B	286,070
3,752	Visteon Corp.(a)	298,621
9,799	Walt Disney Co. (The)	973,139
4,035	Wyndham Worldwide Corp.(a)	308,395
36,502	Yum! Brands, Inc.	2,987,689
		50,301,379
Consumer Staples — 13.9%
18,202	Altria Group, Inc.	1,140,537
45	Archer-Daniels-Midland Co.	1,634
3,028	Campbell Soup Co.	193,156
5,700	Church & Dwight Co., Inc.	525,426
4,070	Clorox Co. (The)(a)	513,064
129,120	Coca-Cola Co. (The)	5,989,877
11,915	Coca-Cola Enterprises, Inc.(a)	604,567
8,045	Colgate-Palmolive Co.	568,379
524	ConAgra Foods, Inc.	23,381
19,525	Constellation Brands, Inc., Class A	2,950,032
16,845	Costco Wholesale Corp.	2,654,435
8,096	CVS Health Corp.	839,798
262,771	Danone SA ADR	3,733,976

Shares		Value
Consumer Staples — (continued)
2,030	Dr. Pepper Snapple Group, Inc.	$181,523
11,465	General Mills, Inc.	726,308
1,160	Hershey Co. (The)	106,824
3,455	Kellogg Co.	264,480
3,260	Kimberly-Clark Corp.	438,503
6,025	Kroger Co. (The)	230,456
640	Mead Johnson Nutrition Co., Class A	54,381
52,068	Monster Beverage Corp.†	6,944,830
13,053	PepsiCo, Inc.	1,337,671
18,215	Philip Morris International, Inc.	1,787,074
43,756	Procter & Gamble Co. (The)	3,601,556
6,870	Reynolds American, Inc.	345,630
41,187	SABMiller PLC ADR	2,516,526
325	Spectrum Brands Holdings, Inc.(a)	35,516
		38,309,540
Energy — 1.2%
400	FMC Technologies, Inc.†	10,944
10,461	HollyFrontier Corp.	369,482
1,581	Marathon Petroleum Corp.	58,782
35,692	Schlumberger, Ltd.	2,632,285
3,655	Tesoro Corp.	314,367
		3,385,860
Financials — 4.0%
4,680	Allied World Assurance Co. Holdings AG	163,519
15,405	American Express Co.	945,867
2,000	Ameriprise Financial, Inc.	188,020
6,203	Aon PLC	647,903
2,945	Arthur J. Gallagher & Co.(a)	130,994
3,210	Brown & Brown, Inc.(a)	114,918
9,668	CBOE Holdings, Inc.(a)	631,610
86,400	Charles Schwab Corp. (The)	2,420,928
6,070	Crown Castle International Corp.(b)	525,055
2,715	Equity Lifestyle Properties, Inc.(b)	197,462
4,095	Erie Indemnity Co., Class A	380,794
12,070	FactSet Research Systems, Inc.	1,828,967
519	Four Corners Property Trust, Inc.(a) (b)	9,316
5,357	Greenhill & Co., Inc.	118,926
881	Hanover Insurance Group, Inc. (The)	79,484
465	Jones Lang LaSalle, Inc.	54,554
13,204	Lamar Advertising Co., Class A(a) (b)	812,046
1,805	Marsh & McLennan Cos., Inc.	109,726
5,961	McGraw Hill Financial, Inc.(a)	590,020
3,760	Post Properties, Inc.(a) (b)	224,622
1,659	Public Storage(b)	457,602
1,268	Simon Property Group, Inc.(b)	263,351
595	Taubman Centers, Inc.(b)	42,382
3,865	Validus Holdings, Ltd.	182,389
		11,120,455
Health Care — 14.7%
5,732	Abbott Laboratories	239,770
9,425	AbbVie, Inc.	538,356
18,675	Alexion Pharmaceuticals, Inc.†	2,599,934
4,161	AmerisourceBergen Corp., Class A	360,134
22,682	Amgen, Inc.	3,400,712
1,190	Anthem, Inc.	165,398
257	Baxalta, Inc.	10,383
1,499	Becton Dickinson and Co.	227,578
47,624	Bristol-Myers Squibb Co.	3,042,221
565	C.R. Bard, Inc.	114,509
4,248	Cardinal Health, Inc.	348,124
38,268	Celgene Corp.†	3,830,244
41,075	Centene Corp.†	2,528,988
37,775	Cerner Corp.†	2,000,564

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — (continued)
2,950	Cigna Corp.	$404,858
459	DaVita HealthCare Partners, Inc.†	33,681
27,925	Edwards Lifesciences Corp.†	2,463,264
185	Eli Lilly & Co.	13,322
9,644	Express Scripts Holding Co.†	662,446
16,890	Gilead Sciences, Inc.	1,551,515
2,159	HCA Holdings, Inc.†	168,510
11,183	Hologic, Inc.†	385,813
29,250	IDEXX Laboratories, Inc.†	2,290,860
9,332	Johnson & Johnson	1,009,723
1,572	McKesson Corp.	247,197
1,538	MEDNAX, Inc.†(a)	99,386
48,719	Merck & Co., Inc.	2,577,722
548	Mettler-Toledo International, Inc.†	188,929
28,753	Novartis AG ADR	2,082,867
60,182	Novo Nordisk ADR	3,261,263
2,469	PerkinElmer, Inc.(a)	122,117
7,420	Premier, Inc., Class A†(a)	247,531
5,740	UnitedHealth Group, Inc.	739,886
325	Universal Health Services, Inc., Class B	40,534
30,356	Varian Medical Systems, Inc.†	2,429,087
2,610	VCA, Inc.†	150,571
1,680	Veeva Systems, Inc., Class A†(a)	42,067
		40,620,064
Industrials — 7.3%
4,481	3M Co.(A)	746,669
8,650	Acuity Brands, Inc.	1,886,911
11,260	American Airlines Group, Inc.	461,773
3,665	AO Smith Corp.	279,676
4,886	Boeing Co. (The)	620,229
21,975	Canadian Pacific Railway, Ltd.	2,915,863
10,040	Caterpillar, Inc.(a)	768,461
2,200	Cintas Corp.	197,582
100	Cummins, Inc.(a)	10,994
715	Danaher Corp.(a)	67,825
1,050	Equifax, Inc.	120,004
65,068	Expeditors International of Washington, Inc.	3,175,969
16,430	Hertz Global Holdings, Inc.†	173,008
5,892	Honeywell International, Inc.	660,198
3,970	Landstar System, Inc.(a)	256,501
5,872	Lockheed Martin Corp.	1,300,648
165	Nielsen Holdings PLC	8,689
2,033	Northrop Grumman Corp.	402,331
15,208	Rollins, Inc.(a)	412,441
840	Snap-on, Inc.(a)	131,872
6,570	Spirit AeroSystems Holdings, Inc., Class A†	298,015
3,605	Toro Co. (The)(a)	310,463
847	TransDigm Group, Inc.†(a)	186,628
1,200	Union Pacific Corp.	95,460
38,127	United Parcel Service, Inc., Class B	4,021,255
825	Verisk Analytics, Inc., Class A†(a)	65,934
7,650	Waste Management, Inc.(a)	451,350
		20,026,749
Information Technology — 36.0%
3,849	Accenture PLC, Class A	444,175
33,375	Adobe Systems, Inc.†	3,130,575
56,285	Alibaba Group Holding, Ltd. ADR†	4,448,203
11,405	Alphabet, Inc., Class C†	8,496,155
6,423	Alphabet, Inc., Class A†	4,900,107
7,397	Analog Devices, Inc.	437,828
305	ANSYS, Inc.†	27,285

Shares		Value
Information Technology — (continued)
82,027	Apple, Inc.	$8,940,123
43,470	ARM Holdings PLC ADR	1,899,204
47,386	Autodesk, Inc.†	2,763,078
13,963	Automatic Data Processing, Inc.	1,252,621
11,165	Booz Allen Hamilton Holding Corp., Class A	338,076
1,037	CDK Global, Inc.(a)	48,272
178,568	Cisco Systems, Inc.	5,083,831
2,744	Citrix Systems, Inc.†	215,624
39,650	Cognizant Technology Solutions Corp., Class A†	2,486,055
4,470	CSRA, Inc.	120,243
1,460	DST Systems, Inc.	164,644
37,000	Electronic Arts, Inc.†	2,446,070
109,388	Facebook, Inc., Class A†	12,481,171
1,862	Fidelity National Information Services, Inc.	117,883
2,020	Fiserv, Inc.†(a)	207,212
380	FleetCor Technologies, Inc.†	56,525
910	Intel Corp.	29,439
12,360	International Business Machines Corp.	1,871,922
1,306	Intuit, Inc.	135,837
1,005	Jack Henry & Associates, Inc.	84,993
10,365	Juniper Networks, Inc.(a)	264,411
855	Lam Research Corp.(a)	70,623
8,237	MasterCard, Inc., Class A	778,396
77,154	Microsoft Corp.	4,261,215
3,551	Motorola Solutions, Inc.	268,811
29,900	NXP Semiconductor NV†	2,423,993
129,949	Oracle Corp.	5,316,214
15,575	Palo Alto Networks, Inc.†	2,540,905
4,490	Paychex, Inc.(a)	242,505
88,684	QUALCOMM, Inc.	4,535,300
9,360	Rackspace Hosting, Inc.†(a)	202,082
66,900	Sabre Corp.	1,934,748
39,650	Salesforce.com, Inc.†	2,927,359
3,915	Symantec Corp.	71,958
100	Tableau Software, Inc., Class A†(a)	4,587
2,810	Teradata Corp.†(a)	73,734
4,405	Texas Instruments, Inc.	252,935
4,120	Total System Services, Inc.	196,030
1,010	Vantiv, Inc., Class A†	54,419
130,325	Visa, Inc., Class A(a)	9,967,256
27,108	Western Union Co. (The)(a)	522,913
		99,537,545
Materials — 2.7%
5,248	Air Products & Chemicals, Inc.(a)	755,974
3,310	Ashland, Inc.(a)	363,968
1,085	Avery Dennison Corp.	78,239
5,117	Ball Corp.(a)	364,791
6,555	CF Industries Holdings, Inc.(a)	205,434
1,517	Compass Minerals International, Inc.(a)	107,495
274	Crown Holdings, Inc.†	13,588
2,615	Eastman Chemical Co.(a)	188,881
2,970	GCP Applied Technologies, Inc.†	59,222
460	International Paper Co.(a)	18,878
7,580	LyondellBasell Industries NV, Class A	648,696
2,940	Monsanto Co.	257,956
1,980	PPG Industries, Inc.	220,750
1,890	Praxair, Inc.	216,310
1,630	Sealed Air Corp.	78,256
12,504	Sherwin-Williams Co. (The)	3,559,514
3,370	WR Grace & Co.	239,877
		7,377,829

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Telecommunication Services — 1.0%
25,781	AT&T, Inc.	$1,009,842
30,913	Verizon Communications, Inc.(a)	1,671,775
		2,681,617
Total Common Stock
(Cost $214,556,141)		273,361,038

SHORT-TERM INVESTMENTS — 18.7%
1,462,025	Northern Trust Institutional Government Select Portfolio, 0.200%(c)	1,462,024
50,271,900	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(c) (d)	50,271,900

Total Short-Term Investments
(Cost $51,733,924)		51,733,924
Total Investments — 117.7%
(Cost $266,290,065)‡		325,094,962
Other Assets & Liabilities, Net — (17.7)%		(48,919,095)
NET ASSETS — 100.0%		$276,175,867

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at March 31, 2016. The total market value of securities on loan at March 31, 2016 was $15,350,193.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of March 31, 2016.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2016 was $50,271,900.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $283,939.

‡	At March 31, 2016, the tax basis cost of the Portfolio’s investments was $266,290,065, and the unrealized appreciation and depreciation were $60,800,277 and $(1,995,380), respectively.

ADR — American Depositary Receipt Ltd. — Limited PLC — Public Limited Company

As of March 31, 2016, all of the Portfolio’s investments were considered Level 1. For the period ended March 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments and other significant policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 97.3%††
Consumer Discretionary — 18.9%
100	1-800-Flowers.com, Inc., Class A†(a)	$788
2,160	American Axle & Manufacturing Holdings, Inc.†(a)	33,242
9,435	American Eagle Outfitters, Inc.(a)	157,281
120	Arctic Cat, Inc.(a)	2,016
759	Asbury Automotive Group, Inc.†	45,419
70	Big 5 Sporting Goods Corp.(a)	778
1,430	Big Lots, Inc.(a)	64,764
2,475	BJ's Restaurants, Inc.†	102,886
810	Bloomin' Brands, Inc.	13,665
220	Blue Nile, Inc.(a)	5,656
665	Bob Evans Farms, Inc.	31,049
1,695	Boyd Gaming Corp.†(a)	35,019
620	Bravo Brio Restaurant Group, Inc.†(a)	4,805
1,315	Bright Horizons Family Solutions, Inc.†	85,186
120	Burlington Stores, Inc.†(a)	6,749
620	CalAtlantic Group, Inc.(a)	20,720
445	Caleres, Inc.(a)	12,589
515	Capella Education Co.	27,110
1,030	Carriage Services, Inc., Class A(a)	22,258
2,486	Cheesecake Factory, Inc. (The)(a)	131,982
14,825	Chico's FAS, Inc.	196,728
10	Children's Place Retail Stores, Inc. (The)(a)	835
330	Collectors Universe, Inc.(a)	5,478
595	Columbia Sportswear Co.	35,754
1,688	Cooper Tire & Rubber Co.	62,490
509	Cracker Barrel Old Country Store, Inc.(a)	77,709
685	Culp, Inc.(a)	17,961
2,360	Dana Holding Corp.(a)	33,252
1,630	Dave & Buster's Entertainment, Inc.†	63,211
9,700	Denny's Corp.†(a)	100,492
705	DineEquity, Inc.	65,868
5,270	Dorman Products, Inc.†(a)	286,794
4,781	Drew Industries, Inc.(a)	308,183
1,290	Entravision Communications Corp., Class A	9,598
2,485	Express, Inc.†(a)	53,204
310	Fiesta Restaurant Group, Inc.†(a)	10,162
45	Finish Line, Inc. (The), Class A(a)	949
990	Francesca's Holdings Corp.†(a)	18,968
1,455	Gentherm, Inc.†(a)	60,514
15,287	G-III Apparel Group, Ltd.†(a)	747,381
2,064	Grand Canyon Education, Inc.†(a)	88,215
230	Gray Television, Inc.†	2,696
150	Group 1 Automotive, Inc.	8,803
2,630	HSN, Inc.(a)	137,576
2,170	Installed Building Products, Inc.†	57,744
2,070	Jack in the Box, Inc.	132,211
415	Krispy Kreme Doughnuts, Inc.†	6,470
2,425	La-Z-Boy, Inc., Class Z(a)	64,845
1,460	Liberty Tax, Inc.(a)	28,601
392	Lithia Motors, Inc., Class A(a)	34,233
1,760	M/I Homes, Inc.†(a)	32,824
1,635	Malibu Boats, Inc., Class A†	26,814
340	MarineMax, Inc.†(a)	6,620
660	Marriott Vacations Worldwide Corp.	44,550
1,540	MDC Holdings, Inc.	38,592
5	Monarch Casino & Resort, Inc.†	97
8,590	Monro Muffler Brake, Inc.(a)	613,927
5,259	Motorcar Parts of America, Inc.†(a)	199,737
1,120	National CineMedia, Inc.(a)	17,035

Shares		Value
Consumer Discretionary — (continued)
3,705	New York Times Co. (The), Class A(a)	$46,164
1,020	Nexstar Broadcasting Group, Inc., Class A(a)	45,155
2,330	Nutrisystem, Inc.	48,627
105	Office Depot, Inc.†	746
891	Papa John's International, Inc.(a)	48,283
1,335	Penn National Gaming, Inc.†(a)	22,281
8,800	Pier 1 Imports, Inc.(a)	61,688
3,290	Pinnacle Entertainment, Inc.†(a)	115,479
855	Pool Corp.(a)	75,017
13,919	Popeyes Louisiana Kitchen, Inc.†(a)	724,623
719	Red Robin Gourmet Burgers, Inc.†(a)	46,354
795	Restoration Hardware Holdings, Inc.†(a)	33,311
3,418	Ruth's Hospitality Group, Inc.(a)	62,925
550	Select Comfort Corp.†(a)	10,665
22,455	Sonic Corp.(a)	789,518
1,330	Sotheby's(a)	35,551
19,000	Steven Madden, Ltd.†(a)	703,760
60	Strayer Education, Inc.†	2,925
110	Sturm Ruger & Co., Inc.(a)	7,522
2,580	Tailored Brands, Inc.(a)	46,182
590	Tenneco, Inc.†(a)	30,391
1,430	Texas Roadhouse, Inc., Class A(a)	62,319
1,037	Tower International, Inc.(a)	28,206
1,010	TRI Pointe Group, Inc.†(a)	11,898
1,130	Vail Resorts, Inc.(a)	151,081
100	Vitamin Shoppe, Inc.†(a)	3,096
100	Weyco Group, Inc.(a)	2,662
485	Winmark Corp.(a)	47,520
1,420	Winnebago Industries, Inc.(a)	31,879
		7,796,911
Consumer Staples — 5.5%
11,979	B&G Foods, Inc., Class A(a)	416,989
6,733	Calavo Growers, Inc.(a)	384,185
30	Casey's General Stores, Inc.(a)	3,400
242	Coca-Cola Bottling Co. Consolidated(a)	38,662
610	Dean Foods Co.(a)	10,565
1,570	Farmer Bros Co.†	43,756
250	Fresh Market, Inc. (The)†(a)	7,132
2,444	Inter Parfums, Inc.	75,520
5,131	J&J Snack Foods Corp.(a)	555,585
1,312	Lancaster Colony Corp.	145,068
1,895	Landec Corp.†(a)	19,897
10	Lifeway Foods, Inc.†	108
1,995	Medifast, Inc.(a)	60,229
435	Omega Protein Corp.†(a)	7,369
70	PriceSmart, Inc.(a)	5,921
135	Revlon, Inc., Class A†	4,915
3,410	TreeHouse Foods, Inc.†(a)	295,817
1,110	United Natural Foods, Inc.†(a)	44,733
3,584	Vector Group, Ltd.(a)	81,859
565	WD-40 Co.(a)	61,026
		2,262,736
Energy — 2.8%
40	Adams Resources & Energy, Inc.(a)	1,599
29,864	Callon Petroleum Co.†(a)	264,296
3,610	Delek US Holdings, Inc.(a)	55,016
12,350	Matador Resources Co.†(a)	234,156
24,260	Memorial Resource Development Corp.†	246,967
4,310	PDC Energy, Inc.†(a)	256,230
1,590	SemGroup Corp., Class A	35,616
1,265	Western Refining, Inc.(a)	36,799
		1,130,679

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 11.9%
2,000	Ambac Financial Group, Inc.†(a)	$31,600
615	American Assets Trust, Inc.(a) (b)	24,551
80	Associated Capital Group, Inc.†(a)	2,241
10,920	BancorpSouth, Inc.(a)	232,705
3,740	Bank of the Ozarks, Inc.(a)	156,968
130	BNC Bancorp(a)	2,745
560	Cardinal Financial Corp.(a)	11,396
555	CoreSite Realty Corp., Class Comdty (histrt)(a) (b)	38,856
233	Credit Acceptance Corp.†(a)	42,301
150	Eagle Bancorp, Inc.†	7,200
450	Easterly Government Properties, Inc.(a) (b)	8,334
1,060	EastGroup Properties, Inc.(a) (b)	63,992
970	eHealth, Inc.†	9,108
2,160	Employers Holdings, Inc.(a)	60,783
345	Enterprise Financial Services Corp.(a)	9,329
100	Equity One, Inc.(b)	2,866
5,140	Essent Group, Ltd.†(a)	106,912
632	Federated National Holding Co.(a)	12,425
6	FelCor Lodging Trust, Inc.(a) (b)	49
80	GAMCO Investors, Inc., Class A(a)	2,965
85	Hallmark Financial Services, Inc.†(a)	978
945	HCI Group, Inc.(a)	31,469
5,225	Heritage Insurance Holdings, Inc.(a)	83,443
643	Home BancShares, Inc.	26,331
510	HomeStreet, Inc.†(a)	10,613
1,600	KCG Holdings, Inc., Class A†(a)	19,120
855	LTC Properties, Inc.(b)	38,680
560	Marcus & Millichap, Inc.†(a)	14,218
6,087	MarketAxess Holdings, Inc.(a)	759,840
3,245	Meridian Bancorp, Inc.	45,171
15,408	MGIC Investment Corp.†(a)	118,179
2,925	Moelis & Co., Class A(a)	82,573
2,115	National Health Investors, Inc.(a) (b)	140,690
893	PacWest Bancorp(a)	33,175
450	PennyMac Financial Services, Inc., Class A†(a)	5,292
13,370	Pinnacle Financial Partners, Inc.(a)	655,932
20,750	PrivateBancorp, Inc., Class A(a)	800,950
420	PS Business Parks, Inc.(a) (b)	42,214
1,765	Pzena Investment Management, Inc., Class A(a)	13,326
230	QTS Realty Trust, Inc., Class A(a) (b)	10,897
220	Regional Management Corp.†	3,764
3,370	RLJ Lodging Trust(a) (b)	77,106
8,140	South State Corp.(a)	522,832
655	Sovran Self Storage, Inc.(a) (b)	77,257
4,924	Texas Capital Bancshares, Inc.†(a)	188,983
3,700	United Financial Bancorp, Inc.(a)	46,583
70	United Fire Group, Inc.(a)	3,067
535	Universal Health Realty Income Trust(a) (b)	30,094
1,199	Urstadt Biddle Properties, Inc., Class A(a) (b)	25,119
80	Virtus Investment Partners, Inc.(a)	6,249
3,620	Western Alliance Bancorp†	120,836
2,020	WisdomTree Investments, Inc.(a)	23,088
		4,885,395
Health Care — 22.8%
10	Abaxis, Inc.(a)	454
845	ABIOMED, Inc.†(a)	80,114
360	Acadia Healthcare Co., Inc.†(a)	19,840
420	ACADIA Pharmaceuticals, Inc.†(a)	11,743
18,021	Aceto Corp.(a)	424,575

Shares		Value
Health Care — (continued)
990	Achillion Pharmaceuticals, Inc.†(a)	$7,643
2,620	Acorda Therapeutics, Inc.†	69,299
170	Addus HomeCare Corp.†(a)	2,922
535	Adeptus Health, Inc., Class A†(a)	29,714
1,275	Agenus, Inc.†(a)	5,304
250	Air Methods Corp.†(a)	9,055
370	Alder Biopharmaceuticals, Inc.†(a)	9,061
94	AMAG Pharmaceuticals, Inc.†(a)	2,200
375	Amedisys, Inc.†(a)	18,127
1,740	AMN Healthcare Services, Inc.†(a)	58,481
905	Amphastar Pharmaceuticals, Inc.†	10,860
579	Anacor Pharmaceuticals, Inc.†(a)	30,948
1,010	Anika Therapeutics, Inc.†(a)	45,167
14,755	Array BioPharma, Inc.†(a)	43,527
310	BioCryst Pharmaceuticals, Inc.†(a)	877
475	BioSpecifics Technologies Corp.†(a)	16,539
16,119	Cambrex Corp.†(a)	709,236
7,075	Cantel Medical Corp.(a)	504,872
2,533	Cepheid, Inc.†	84,501
800	Chemed Corp.	108,360
1,250	Chimerix, Inc.†(a)	6,388
429	CorVel Corp.†(a)	16,911
865	Cross Country Healthcare, Inc.†(a)	10,060
1,710	Cytokinetics, Inc.†(a)	12,056
6,320	Eagle Pharmaceuticals, Inc.†(a)	255,960
4,131	Emergent BioSolutions, Inc.†(a)	150,162
244	FibroGen, Inc.†(a)	5,195
630	Five Prime Therapeutics, Inc.†	25,597
30	Genomic Health, Inc.†	743
5,090	Globus Medical, Inc., Class A†(a)	120,887
310	Haemonetics Corp.†(a)	10,844
240	Hanger, Inc.†(a)	1,560
2,780	HealthEquity, Inc.†(a)	68,583
3,804	HealthSouth Corp.(a)	143,144
770	HealthStream, Inc.†(a)	17,009
880	HeartWare International, Inc.†(a)	27,650
1,360	HMS Holdings Corp.†	19,516
11,619	ICON PLC†(a)	872,587
855	Impax Laboratories, Inc.†(a)	27,377
613	INC Research Holdings, Inc., Class A†	25,262
1,210	Infinity Pharmaceuticals, Inc.†(a)	6,377
1,215	Inogen, Inc.†(a)	54,651
995	Insmed, Inc.†(a)	12,607
1,040	Insulet Corp.†	34,486
260	Insys Therapeutics, Inc.†(a)	4,157
485	Integra LifeSciences Holdings Corp.†(a)	32,670
2,380	Ironwood Pharmaceuticals, Inc., Class A†(a)	26,037
945	Landauer, Inc.(a)	31,251
1,155	Ligand Pharmaceuticals, Inc., Class B†(a)	123,689
835	MacroGenics, Inc.†	15,656
120	Magellan Health, Inc.†(a)	8,152
3,280	Masimo Corp.†(a)	137,235
12,040	Medidata Solutions, Inc.†(a)	466,069
4,605	Meridian Bioscience, Inc.(a)	94,909
825	Molina Healthcare, Inc.†(a)	53,204
1,380	Momenta Pharmaceuticals, Inc.†(a)	12,751
1,994	Natus Medical, Inc.†	76,629
50	Nektar Therapeutics†(a)	688
9,195	Neogen Corp.†(a)	462,968
1,060	Neurocrine Biosciences, Inc.†(a)	41,923
2,450	Novavax, Inc.†(a)	12,642
885	NuVasive, Inc.†(a)	43,055
95	NxStage Medical, Inc.†(a)	1,424

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — (continued)
361	Omnicell, Inc.†(a)	$10,061
120	Ophthotech Corp.†	5,072
1,084	PAREXEL International Corp.†(a)	67,999
645	Phibro Animal Health Corp., Class A(a)	17,441
260	Portola Pharmaceuticals, Inc., Class A†(a)	5,304
12,232	PRA Health Sciences, Inc.†(a)	523,040
15,979	Prestige Brands Holdings, Inc.†(a)	853,119
2,375	Progenics Pharmaceuticals, Inc.†(a)	10,355
7,670	Providence Service Corp. (The)†(a)	391,707
2,470	Quality Systems, Inc.	37,643
190	Radius Health, Inc.†(a)	5,974
14,870	Repligen Corp.†(a)	398,813
3,190	Retrophin, Inc.†(a)	43,575
60	Sangamo BioSciences, Inc.†(a)	363
2,588	SciClone Pharmaceuticals, Inc.†	28,468
86	SeaSpine Holdings Corp.†(a)	1,259
1,110	Sucampo Pharmaceuticals, Inc., Class A†(a)	12,132
38,195	Supernus Pharmaceuticals, Inc.†(a)	582,474
580	SurModics, Inc.†	10,678
1,555	Team Health Holdings, Inc.†(a)	65,015
28,303	Teligent, Inc.†(a)	138,685
1,775	U.S. Physical Therapy, Inc.(a)	88,271
210	Ultragenyx Pharmaceutical, Inc.†(a)	13,295
2,084	Vascular Solutions, Inc.†	67,793
591	WellCare Health Plans, Inc.†(a)	54,815
1,243	West Pharmaceutical Services, Inc.(a)	86,165
140	Xencor, Inc.†(a)	1,879
1,160	Zogenix, Inc.†(a)	10,718
		9,406,253
Industrials — 12.0%
9,697	AAON, Inc.(a)	271,516
12,300	Advanced Drainage Systems, Inc.(a)	261,990
700	Advisory Board Co. (The)†(a)	22,575
100	Allegiant Travel Co., Class A(a)	17,806
260	Altra Industrial Motion Corp.(a)	7,223
90	American Woodmark Corp.†	6,713
970	Applied Industrial Technologies, Inc.	42,098
2,860	ARC Document Solutions, Inc.†	12,870
2,175	Argan, Inc.	76,473
165	Casella Waste Systems, Inc., Class A†(a)	1,105
2,480	Comfort Systems USA, Inc.	78,790
250	Continental Building Products, Inc.†(a)	4,640
130	Cubic Corp.(a)	5,195
745	Deluxe Corp.(a)	46,555
1,395	Douglas Dynamics, Inc.(a)	31,960
1,190	DXP Enterprises, Inc.†	20,896
715	Dycom Industries, Inc.†(a)	46,239
673	Exponent, Inc.	34,330
180	G&K Services, Inc., Class A	13,185
5,890	General Cable Corp.(a)	71,917
692	Gorman-Rupp Co. (The)(a)	17,944
11,540	Harsco Corp.(a)	62,893
1,810	Healthcare Services Group, Inc.(a)	66,626
1,896	HEICO Corp.(a)	114,007
1,115	Herman Miller, Inc.(a)	34,442
1,280	Hillenbrand, Inc.	38,336
2,000	HNI Corp.(a)	78,340
140	Hyster-Yale Materials Handling, Inc.(a)	9,324
2,350	Insperity, Inc.(a)	121,565
1,640	Interface, Inc., Class A(a)	30,406
784	John Bean Technologies Corp.(a)	44,225
785	Kaman Corp.(a)	33,512
420	Kimball International, Inc., Class B	4,767

Shares		Value
Industrials — (continued)
15,487	Knight Transportation, Inc.(a)	$404,985
6,535	Knoll, Inc.(a)	141,483
2,785	Korn/Ferry International	78,788
595	Lydall, Inc.†(a)	19,349
1,530	Matson, Inc.(a)	61,460
180	Matthews International Corp., Class A(a)	9,265
180	Moog, Inc., Class A†(a)	8,222
128	Mueller Industries, Inc.	3,766
115	Multi-Color Corp.(a)	6,135
1,465	On Assignment, Inc.†	54,088
865	PGT, Inc.†(a)	8,512
4,790	Proto Labs, Inc.†(a)	369,261
1,760	Raven Industries, Inc.(a)	28,195
11,067	Saia, Inc.†	311,536
1,395	Simpson Manufacturing Co., Inc.(a)	53,247
255	SP Plus Corp.†(a)	6,135
405	Standex International Corp.(a)	31,513
700	Steelcase, Inc., Class A(a)	10,444
395	Teledyne Technologies, Inc.†(a)	34,815
1,657	Tennant Co.(a)	85,302
9,995	Trex Co., Inc.†(a)	479,060
19,615	WageWorks, Inc.†(a)	992,715
70	Watsco, Inc.(a)	9,432
		4,938,171
Information Technology — 20.1%
3,162	ACI Worldwide, Inc.†(a)	65,738
120	Advanced Energy Industries, Inc.†(a)	4,175
1,440	American Software, Inc., Class A(a)	12,960
6,025	Aspen Technology, Inc.†(a)	217,683
1,740	AVG Technologies NV†(a)	36,105
1,870	Badger Meter, Inc.(a)	124,374
880	Blackbaud, Inc.(a)	55,343
440	Blackhawk Network Holdings, Inc., Class A†	15,092
3,623	BroadSoft, Inc.†	146,188
1,815	Cabot Microelectronics Corp.(a)	74,252
120	CACI International, Inc., Class A†(a)	12,804
2,433	CalAmp Corp.†(a)	43,624
19,616	Callidus Software, Inc.†(a)	327,195
2,210	Carbonite, Inc.†(a)	17,614
2,491	Cardtronics, Inc.†(a)	89,651
768	Cass Information Systems, Inc.(a)	40,205
544	Cavium, Inc.†(a)	33,271
3,590	CEVA, Inc.†(a)	80,775
2,905	Ciena Corp.†(a)	55,253
765	Cimpress NV†(a)	69,378
1,135	Cirrus Logic, Inc.†(a)	41,325
770	CommVault Systems, Inc.†(a)	33,241
170	Cornerstone OnDemand, Inc.†	5,571
1,322	CSG Systems International, Inc.(a)	59,702
490	Diebold, Inc.(a)	14,166
2,030	Diodes, Inc.†(a)	40,803
265	DTS, Inc.†	5,772
3,965	EarthLink Holdings Corp.(a)	22,481
9,386	Ellie Mae, Inc.†(a)	850,747
1,610	EPAM Systems, Inc.†(a)	120,219
1,640	Euronet Worldwide, Inc.†(a)	121,540
1,330	EVERTEC, Inc.(a)	18,593
220	ExlService Holdings, Inc.†(a)	11,396
585	Fair Isaac Corp.(a)	62,063
700	FleetMatics Group PLC†(a)	28,497
260	Gigamon, Inc.†	8,065
995	Guidewire Software, Inc.†(a)	54,208
554	Hackett Group, Inc. (The)	8,377

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
1,109	Immersion Corp.†(a)	$9,160
2,460	Infinera Corp.†	39,508
1,615	Infoblox, Inc.†	27,616
3,250	Integrated Device Technology, Inc.†(a)	66,430
3,534	InterDigital, Inc.	196,667
6,910	Ixia†	86,098
478	j2 Global, Inc.(a)	29,435
2,650	Lionbridge Technologies, Inc.†(a)	13,409
715	Littelfuse, Inc.	88,024
6,930	LogMeIn, Inc.†(a)	349,688
4,148	Luxoft Holding, Inc., Class A†(a)	228,264
3,085	Manhattan Associates, Inc.†(a)	175,444
16,618	MAXIMUS, Inc.(a)	874,772
1,080	Methode Electronics, Inc.	31,579
1,798	Microsemi Corp.†(a)	68,881
2,798	Model N, Inc.†(a)	30,134
470	Monolithic Power Systems, Inc.(a)	29,911
825	MTS Systems Corp.(a)	50,201
815	NVE Corp.(a)	46,072
1,935	Paycom Software, Inc.†(a)	68,886
70	PDF Solutions, Inc.†(a)	937
655	Pegasystems, Inc.(a)	16,624
1,270	Perficient, Inc.†(a)	27,584
4,630	Plantronics, Inc.	181,450
1,069	Plexus Corp.†	42,247
90	Power Integrations, Inc.	4,469
65	Proofpoint, Inc.†(a)	3,496
270	QAD, Inc., Class A	5,737
715	Qlik Technologies, Inc.†(a)	20,678
13,180	Qualys, Inc.†	333,586
4,019	Rambus, Inc.†(a)	55,261
1,525	RealPage, Inc.†	31,781
160	Reis, Inc.(a)	3,768
725	RingCentral, Inc., Class A†(a)	11,419
350	Rubicon Project, Inc.†	6,398
36,740	Ruckus Wireless, Inc.†	360,419
1,960	Rudolph Technologies, Inc.†	26,774
650	ScanSource, Inc.†(a)	26,247
1,320	Science Applications International Corp.(a)	70,409
4,544	ShoreTel, Inc.†(a)	33,807
12,327	Silicon Laboratories, Inc.†(a)	554,222
635	Silver Spring Networks, Inc.†	9,366
6,551	SPS Commerce, Inc.†(a)	281,300
409	Synaptics, Inc.†(a)	32,614
655	Synchronoss Technologies, Inc.†(a)	21,183
703	Syntel, Inc.†	35,101
1,400	Take-Two Interactive Software, Inc.†(a)	52,738
1,448	TeleTech Holdings, Inc.(a)	40,196
5,710	Tessera Technologies, Inc.(a)	177,010
2,110	TiVo, Inc.†	20,066
100	Unisys Corp.†	770
469	Verint Systems, Inc.†	15,655
110	ViaSat, Inc.†(a)	8,083
585	Virtusa Corp.†(a)	21,914
1,690	Web.com Group, Inc.†(a)	33,496
529	WEX, Inc.†(a)	44,097
6,244	XO Group, Inc.†	100,216
10,613	Zix Corp.†	41,709
		8,291,452
Materials — 1.6%
1,990	Boise Cascade Co.†(a)	41,233
900	Chemtura Corp.†	23,760
645	Deltic Timber Corp.(a)	38,797

Shares/Number of Rights		Value
Materials — (continued)
865	Ferro Corp.†(a)	$10,267
3,300	Ferroglobe PLC(a)	29,073
2,320	Graphic Packaging Holding Co.	29,812
4,580	Headwaters, Inc.†	90,867
350	Kaiser Aluminum Corp.(a)	29,589
4,394	KapStone Paper and Packaging Corp.	60,857
390	Louisiana-Pacific Corp.†(a)	6,677
8,330	Myers Industries, Inc.(a)	107,124
919	Neenah Paper, Inc.	58,503
480	Olin Corp.(a)	8,338
340	PolyOne Corp.(a)	10,285
2,175	Schweitzer-Mauduit International, Inc.	68,469
490	SunCoke Energy, Inc.	3,185
550	US Concrete, Inc.†	32,769
		649,605
Telecommunication Services — 1.6%
970	8x8, Inc.†	9,758
320	Atlantic Tele-Network, Inc.(a)	24,266
3,688	Cincinnati Bell, Inc.†(a)	14,272
14,039	Cogent Communications Holdings, Inc.(a)	547,942
2,860	Inteliquent, Inc.(a)	45,903
760	Shenandoah Telecommunications Co.(a)	20,330
		662,471
Utilities — 0.1%
765	American States Water Co.	30,111
60	York Water Co.(a)	1,831
		31,942
Total Common Stock
(Cost $34,114,163)		40,055,615

SHORT-TERM INVESTMENTS — 53.8%
1,285,596	Northern Trust Institutional Government Select Portfolio, 0.200%(c)	1,285,596
20,879,010	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(c) (d)	20,879,010

Total Short-Term Investments
(Cost $22,164,606)		22,164,606
RIGHT — 0.0%
United States — 0.0%
180	Trius CVR‡‡(e)	360

Total Right (Cost $–)		360
Total Investments — 151.1%
(Cost $56,278,769)‡		62,220,581
Other Assets & Liabilities, Net — (51.1)%		(21,034,832)
NET ASSETS — 100.0%		$41,185,749

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡‡	Expiration date is unavailable.
(a)	This security or a partial position of this security is on loan at March 31, 2016. The total market value of securities on loan at March 31, 2016 was $20,547,027.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of March 31, 2016.

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2016
Schedule of Investments	(Unaudited)

(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2016 was $20,879,010.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $71,263.

(e)	Securities fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of March 31, 2016 was $360.
‡	At March 31, 2016, the tax basis cost of the Portfolio's investments was $56,278,769, and the unrealized appreciation and depreciation were $7,099,031 and $(1,157,219), respectively.

CVR — Contingent Value Rights Ltd. — Limited
PLC — Public Limited Company

The following is a summary of the level of inputs used as of March 31, 2016 in valuing the Portfolio’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$40,055,615	$—	$—	$40,055,615
Short-Term Investments	22,164,606	—	—	22,164,606
Right	—	—	360	360
Total Investments in Securities	$62,220,221	$—	$360	$62,220,581

‡
A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended March 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0, or have been rounded to $0.

For information on the Portfolio’s policy regarding valuation of investments and other significant policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 98.6%††
Consumer Discretionary — 7.6%
8,140	Burlington Stores, Inc.†	$457,794
8,730	CBS Corp., Class B	480,936
3,150	Choice Hotels International, Inc.	170,258
4,890	Comcast Corp., Class A	298,681
5,430	Darden Restaurants, Inc.(a)	360,009
5,680	Foot Locker, Inc.(a)	366,360
91,125	Ford Motor Co.(a)	1,230,187
790	Gannett Co., Inc.	11,961
8,272	General Motors Co.	259,989
23,258	Gentex Corp.(a)	364,918
593	Genuine Parts Co.(a)	58,920
25,759	Interpublic Group of Cos., Inc. (The)	591,169
515	John Wiley & Sons, Inc., Class A(a)	25,178
339	Johnson Controls, Inc.	13,211
6,435	Kohl's Corp.(a)	299,935
2,175	Liberty Media Corp.†	82,846
1,860	McDonald's Corp.	233,765
34,810	MGM Resorts International†	746,326
875	Murphy USA, Inc.†(a)	53,769
5,985	Newell Rubbermaid, Inc.(a)	265,076
5,085	News Corp., Class B(a)	67,376
89,300	News Corp., Class A	1,140,361
14,650	Omnicom Group, Inc.(a)	1,219,319
6,485	PVH Corp.	642,404
91,263	Staples, Inc.	1,006,631
1,510	Starz†	39,758
11,897	Target Corp.	978,885
13,550	TEGNA, Inc.(a)	317,883
1,837	Thomson Reuters Corp.(a)	74,362
5,189	Time Warner, Inc.(a)	376,462
20	Visteon Corp.(a)	1,592
293	Walt Disney Co. (The)	29,098
452	Wyndham Worldwide Corp.(a)	34,546
		12,299,965
Consumer Staples — 5.4%
4,530	Altria Group, Inc.	283,850
2,660	Campbell Soup Co.	169,681
2,412	Clorox Co. (The)	304,057
7,090	Colgate-Palmolive Co.	500,908
14,165	ConAgra Foods, Inc.	632,042
10,574	CVS Health Corp.	1,096,841
1,475	JM Smucker Co. (The)	191,514
10,285	Kellogg Co.	787,317
611	Kimberly-Clark Corp.	82,186
10,821	Philip Morris International, Inc.	1,061,648
17,957	Procter & Gamble Co. (The)	1,478,041
6,740	Walgreens Boots Alliance, Inc.	567,778
21,515	Wal-Mart Stores, Inc.	1,473,562
		8,629,425
Energy — 13.3%
26,210	Apache Corp.(a)	1,279,310
7,100	Baker Hughes, Inc.	311,193
55,178	BP PLC ADR(a)	1,665,272
149	California Resources Corp.	153
38,025	Cenovus Energy, Inc.(a)	494,325
13,924	Chevron Corp.	1,328,350
14,325	ConocoPhillips	576,868
15,720	Devon Energy Corp.	431,357
10,670	Ensco PLC, Class A(a)	110,648
47,902	Exxon Mobil Corp.	4,004,128
5,380	FMC Technologies, Inc.†(a)	147,197

Shares		Value
Energy — (continued)
8,325	Halliburton Co.	$297,369
21,620	Hess Corp.(a)	1,138,293
12,645	HollyFrontier Corp.(a)	446,621
7,446	Marathon Petroleum Corp.	276,842
13,150	Murphy Oil Corp.(a)	331,249
13,765	National Oilwell Varco, Inc.(a)	428,091
9,485	Newfield Exploration Co.†(a)	315,376
5,249	Phillips 66	454,511
4,510	Rowan PLC, Class A(a)	72,611
53,633	Royal Dutch Shell PLC ADR, Class A(a)	2,598,535
16,065	Schlumberger, Ltd.	1,184,794
29,345	Suncor Energy, Inc.(a)	816,084
7,074	Tesoro Corp.	608,435
31,550	Valero Energy Corp.(a)	2,023,617
		21,341,229
Financials — 30.2%
2,180	Aflac, Inc.	137,645
7,775	Alexandria Real Estate Equities, Inc.(b)	706,670
21,615	Allstate Corp. (The)	1,456,203
5,170	American Capital Agency Corp.(b)	96,317
4,706	American Financial Group, Inc.	331,161
24,425	American International Group, Inc.	1,320,171
685	American National Insurance Co.	79,117
2,574	Ameriprise Financial, Inc.	241,982
6,250	Annaly Capital Management, Inc.(a) (b)	64,125
1,277	Aon PLC	133,383
14,810	Aspen Insurance Holdings, Ltd.	706,437
17,220	Assured Guaranty, Ltd.	435,666
14,900	Axis Capital Holdings, Ltd.	826,354
252,148	Bank of America Corp.	3,409,041
1,055	Bank of Hawaii Corp.(a)	72,036
435	Bank of New York Mellon Corp. (The)	16,021
8,314	Berkshire Hathaway, Inc., Class B†	1,179,590
429	BlackRock, Inc., Class A(a)	146,105
1,260	Brown & Brown, Inc.(a)	45,108
975	Camden Property Trust(a) (b)	81,988
11,400	CBRE Group, Inc., Class A†	328,548
31,594	Chimera Investment Corp.(b)	429,362
3,221	Chubb, Ltd.	383,782
71,847	Citigroup, Inc.	2,999,612
26,275	Citizens Financial Group, Inc.	550,461
15,100	Comerica, Inc.(a)	571,837
3,696	Commerce Bancshares, Inc.(a)	166,135
2,948	Discover Financial Services(a)	150,112
3,250	Duke Realty Corp.(a) (b)	73,255
25,935	E*Trade Financial Corp.†	635,148
1,200	East West Bancorp, Inc.	38,976
675	Equity Commonwealth† (b)	19,049
278	Equity Lifestyle Properties, Inc.(b)	20,219
370	Erie Indemnity Co., Class A	34,406
2,234	Everest Re Group, Ltd.	441,059
34,025	Fifth Third Bancorp	567,877
1,680	First Horizon National Corp.	22,008
1,325	FNF Group(a)	44,918
341	Four Corners Property Trust, Inc.(a) (b)	6,121
30,950	Franklin Resources, Inc.(a)	1,208,597
7,436	Fulton Financial Corp.(a)	99,494
72,445	Genworth Financial, Inc., Class A†(a)	197,775
7,025	Goldman Sachs Group, Inc. (The)	1,102,784
1,912	Hanover Insurance Group, Inc. (The)	172,501
5,514	Hartford Financial Services Group, Inc.	254,085
55,632	Huntington Bancshares, Inc.	530,729
441	Intercontinental Exchange, Inc.	103,697
22,065	Invesco, Ltd.(a)	678,940

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
66,566	JPMorgan Chase & Co.	$3,942,038
2,667	Kemper Corp.(a)	78,863
99,285	KeyCorp	1,096,107
9,330	Kimco Realty Corp.(b)	268,517
5,525	Lazard, Ltd., Class A	214,370
620	Liberty Property Trust(a) (b)	20,745
6,725	Lincoln National Corp.	263,620
511	Mercury General Corp.(a)	28,361
48,835	MetLife, Inc.	2,145,810
43,207	MFA Financial, Inc. (a) (b)	295,968
42,850	Morgan Stanley	1,071,679
556	NorthStar Realty Europe Corp.(b)	6,450
23,513	Old Republic International Corp.	429,818
1,350	OneMain Holdings, Inc., Class A†(a)	37,030
180	PacWest Bancorp(a)	6,687
13,997	People's United Financial, Inc.(a)	222,972
21,634	PNC Financial Services Group, Inc.	1,829,587
11,841	Popular, Inc.(a)	338,771
535	Post Properties, Inc.(a) (b)	31,961
475	Principal Financial Group, Inc.	18,739
6,238	ProAssurance Corp.	315,643
6,400	Progressive Corp. (The)	224,896
14,095	Prologis, Inc.(b)	622,717
465	Prudential Financial, Inc.(a)	33,582
239	Public Storage(b)	65,923
2,975	Regency Centers Corp.(b)	222,679
100,325	Regions Financial Corp.	787,551
4,945	RenaissanceRe Holdings, Ltd.	592,559
5,855	SL Green Realty Corp.(a) (b)	567,232
3,280	SLM Corp.†	20,861
12,775	Starwood Property Trust, Inc.(a) (b)	241,831
15,585	State Street Corp.(a)	912,034
11,295	Synchrony Financial†(a)	323,715
10,630	Synovus Financial Corp.	307,313
15,055	TCF Financial Corp.	184,574
2,527	Travelers Cos., Inc. (The)(a)	294,926
4,693	U.S. Bancorp	190,489
68,375	UBS Group AG(a)	1,095,368
317	Urban Edge Properties(b)	8,191
2,890	Validus Holdings, Ltd.	136,379
46,905	Voya Financial, Inc.	1,396,362
4,134	Weingarten Realty Investors(b)	155,108
55,893	Wells Fargo & Co.	2,702,986
2,129	Weyerhaeuser Co. (b)	65,956
4,568	Willis Towers Watson PLC	542,039
925	WP Carey, Inc.(a) (b)	57,572
22,450	XL Group PLC, Class A(a)	826,160
		48,559,346
Health Care — 10.6%
16,673	Abbott Laboratories	697,432
7,860	AbbVie, Inc.	448,963
11,455	Aetna, Inc.	1,286,969
975	Agilent Technologies, Inc.	38,854
183	AmerisourceBergen Corp., Class A	15,839
4,155	Amgen, Inc.	622,959
1,830	Anthem, Inc.	254,352
13,725	Baxalta, Inc.	554,490
13,925	Baxter International, Inc.	572,039
2,963	Cardinal Health, Inc.	242,818
6,055	Centene Corp.†(a)	372,806
8,005	Cigna Corp.	1,098,606
400	Community Health Systems, Inc.†	7,404
1,085	DaVita HealthCare Partners, Inc.†(a)	79,617
5,572	Express Scripts Holding Co.†	382,741

Shares		Value
Health Care — (continued)
5,683	Gilead Sciences, Inc.	$522,041
1,375	Hologic, Inc.†(a)	47,437
33,530	Johnson & Johnson	3,627,946
54,732	Merck & Co., Inc.	2,895,870
12,455	Mylan NV†(a)	577,289
935	Patterson Cos., Inc.	43,505
70,762	Pfizer, Inc.(a)	2,097,386
8,980	Teva Pharmaceutical Industries, Ltd. ADR(a)	480,520
875	VCA, Inc.†	50,479
		17,018,362
Industrials — 8.0%
5,045	Allison Transmission Holdings, Inc.(a)	136,114
990	AMERCO(a)	353,737
16,365	American Airlines Group, Inc.	671,129
10,045	Caterpillar, Inc.(a)	768,844
160	Cintas Corp.(a)	14,370
2,222	Danaher Corp.(a)	210,779
17,400	Dover Corp.	1,119,342
5,370	Eaton Corp. PLC	335,947
460	Equifax, Inc.	52,573
2,777	General Dynamics Corp.	364,814
71,911	General Electric Co.(a)	2,286,051
504	Ingersoll-Rand PLC	31,253
3,893	L-3 Communications Holdings, Inc., Class 3	461,320
1,462	Lockheed Martin Corp.	323,833
10,725	Masco Corp.	337,301
1,215	Northrop Grumman Corp.	240,449
12,850	Parker-Hannifin Corp.	1,427,378
1,267	Raytheon Co.	155,372
3,895	Republic Services, Inc., Class A	185,597
305	Roper Technologies, Inc.	55,745
15,700	Southwest Airlines Co.(a)	703,360
16,881	Stanley Black & Decker, Inc.	1,776,050
3,720	Trinity Industries, Inc.(a)	68,113
7,020	United Continental Holdings, Inc.†(a)	420,217
1,420	United Technologies Corp.	142,142
10	Vectrus, Inc.†(a)	228
3,828	Waste Management, Inc.(a)	225,852
		12,867,910
Information Technology — 13.7%
6,230	Activision Blizzard, Inc.	210,823
485	Alphabet, Inc., Class C†	361,301
625	ANSYS, Inc.†	55,913
21,565	Applied Materials, Inc.	456,747
9,497	Booz Allen Hamilton Holding Corp., Class A	287,569
2,055	Broadcom, Ltd.	317,498
14,871	Brocade Communications Systems, Inc.	157,335
1,309	CA, Inc.(a)	40,304
83,671	Cisco Systems, Inc.	2,382,113
2,319	Corning, Inc.	48,444
2,329	CSRA, Inc.	62,650
759	Diebold, Inc.(a)	21,943
2,764	DST Systems, Inc.	311,696
1,400	Fidelity National Information Services, Inc.	88,634
4,745	First Solar, Inc.†	324,890
7,480	Global Payments, Inc.	488,444
243	Harris Corp.	18,920
84,996	Hewlett Packard Enterprise Co.	1,506,979
103,491	HP, Inc.(a)	1,275,009
52,940	Intel Corp.	1,712,609

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
5,386	International Business Machines Corp.	$815,710
7,354	Juniper Networks, Inc.(a)	187,601
8,800	Lam Research Corp.(a)	726,880
2,140	Leidos Holdings, Inc.	107,685
56,868	Microsoft Corp.	3,140,820
1,288	Motorola Solutions, Inc.	97,502
11,588	ON Semiconductor Corp.†(a)	111,129
38,265	Oracle Corp.	1,565,421
5,300	Paychex, Inc.	286,253
24,896	QUALCOMM, Inc.	1,273,181
24,450	Seagate Technology PLC(a)	842,302
5,910	Skyworks Solutions, Inc.(a)	460,389
47,680	Symantec Corp.	876,358
9,675	TE Connectivity, Ltd.	599,076
462	Tech Data Corp.†(a)	35,468
4,070	Teradyne, Inc.	87,871
129	Vishay Intertechnology, Inc.(a)	1,575
9,025	Western Digital Corp.(a)	426,341
5,110	Xilinx, Inc.(a)	242,367
		22,013,750
Materials — 3.4%
5,513	Air Products & Chemicals, Inc.(a)	794,148
9,305	Albemarle Corp.(a)	594,869
5,092	Ashland, Inc.(a)	559,916
3,935	Avery Dennison Corp.	283,753
1,901	Ball Corp.(a)	135,522
1,186	Bemis Co., Inc.(a)	61,411
4,410	Celanese Corp., Class A	288,855
16,950	Dow Chemical Co. (The)(a)	862,077
3,620	Eastman Chemical Co.(a)	261,472
10	GCP Applied Technologies, Inc.†	199
2,625	International Paper Co.(a)	107,730
4,865	LyondellBasell Industries NV, Class A	416,347
13,790	Mosaic Co. (The)(a)	372,330
10,935	Nucor Corp.(a)	517,226
2,200	Praxair, Inc.(a)	251,790
700	RPM International, Inc.	33,131
10	WR Grace & Co.†	712
		5,541,488
Telecommunication Services — 2.6%
55,036	AT&T, Inc.	2,155,760
9,468	CenturyLink, Inc.(a)	302,597
12,870	Level 3 Communications, Inc.†	680,180
6,335	Telephone & Data Systems, Inc.	190,620
575	United States Cellular Corp.†(a)	26,272
15,955	Verizon Communications, Inc.(a)	862,846
		4,218,275
Utilities — 3.8%
9,176	Ameren Corp.	459,718
4,657	American Electric Power Co., Inc.	309,225
5,990	Aqua America, Inc.	190,602
2,618	Atmos Energy Corp.	194,413
6,633	CenterPoint Energy, Inc.	138,762
3,260	Dominion Resources, Inc.(a)	244,891
3,642	DTE Energy Co.	330,184
2,384	Duke Energy Corp.	192,341
9,605	Edison International	690,503
12,043	Entergy Corp.	954,769
1,280	Eversource Energy(a)	74,675
21,175	Exelon Corp.(a)	759,336
350	FirstEnergy Corp.	12,590
764	NextEra Energy, Inc.(a)	90,412
1,505	NiSource, Inc.(a)	35,458

Shares/Number of Rights		Value
Utilities — (continued)
24,375	NRG Energy, Inc.(a)	$317,119
4,639	PG&E Corp.	277,041
5,927	Questar Corp.(a)	146,989
10,795	Southern Co. (The)(a)	558,425
525	UGI Corp.	21,152
1,270	Vectren Corp.(a)	64,211
1,010	WEC Energy Group, Inc.	60,671
		6,123,487
Total Common Stock
(Cost $144,170,445)		158,613,237

SHORT-TERM INVESTMENTS — 23.8%
2,709,987	Northern Trust Institutional Government Select Portfolio, 0.200%(c)	2,709,987
35,674,941	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(c) (d)	35,674,941

Total Short-Term Investments
(Cost $38,384,928)		38,384,928
RIGHTS — 0.0%
United States — 0.0%
1,118	Safeway - PDC‡‡(f)	54
1,118	Safeway CVR - Casa Ley‡‡(f)	1,135
Total Rights (Cost $–)		1,189
Total Investments — 122.4%
(Cost $182,555,373)‡		196,999,354
Other Assets & Liabilities, Net — (22.4)%		(36,070,001)
NET ASSETS — 100.0%		$160,929,353

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
‡‡	Expiration date is unavailable.
(a)	This security or a partial position of this security is on loan at March 31, 2016. The total market value of securities on loan at March 31, 2016 was $35,039,501.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of March 31, 2016.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2016 was $35,674,941.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $662,272.

(f)	Securities fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of March 31, 2016 was $1,189.
‡	At March 31, 2016, the tax basis cost of the Portfolio's investments was $182,555,373, and the unrealized appreciation and depreciation were $17,955,580 and $(3,511,599), respectively.

ADR — American Depositary Receipt
CVR — Contingent Value Rights
Ltd. — Limited
PDC— Property Development Center
PLC— Public Limited Company

The following is a summary of the level of inputs used as of March 31, 2016 in valuing the Portfolio’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$158,613,237	$—	$—	$158,613,237
Rights	—	—	1,189	1,189
Short-Term Investments	38,384,928	—	—	38,384,928
Total Investments in Securities	$196,998,165	$—	$1,189	$196,999,354

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	March 31, 2016
Schedule of Investments	(Unaudited)

‡
A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended March 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0, or have been rounded to $0

For information on the Portfolio’s policy regarding valuation of investments and other significant policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 97.3%††
Consumer Discretionary — 12.2%
200	AMC Entertainment Holdings, Inc., Class A(a)	$5,598
5,800	American Eagle Outfitters, Inc.(a)	96,686
4,830	American Public Education, Inc.†(a)	99,643
250	Arctic Cat, Inc.(a)	4,200
820	Barnes & Noble, Inc.	10,135
230	BJ's Restaurants, Inc.†	9,561
1,950	Bob Evans Farms, Inc.	91,046
1,135	Bravo Brio Restaurant Group, Inc.†(a)	8,796
2,290	CalAtlantic Group, Inc.(a)	76,532
945	Caleres, Inc.(a)	26,734
220	Carriage Services, Inc., Class A(a)	4,754
1,450	Cato Corp. (The), Class A(a)	55,898
775	Children's Place Retail Stores, Inc. (The)(a)	64,689
905	Citi Trends, Inc.	16,136
3,726	Cooper Tire & Rubber Co.	137,937
515	Cracker Barrel Old Country Store, Inc.(a)	78,625
2,150	Dana Holding Corp.(a)	30,293
10,095	Denny's Corp.†(a)	104,584
1,500	DineEquity, Inc.	140,145
3,120	Ethan Allen Interiors, Inc.(a)	99,278
614	Flexsteel Industries, Inc.(a)	26,820
29,290	Fred's, Inc., Class A(a)	436,714
529	Group 1 Automotive, Inc.	31,047
1,900	Guess, Inc.(a)	35,663
5,858	Harte-Hanks, Inc.(a)	14,821
190	Helen of Troy, Ltd.†(a)	19,701
19,086	Hooker Furniture Corp.(a)	626,975
340	Jack in the Box, Inc.	21,716
3,325	La-Z-Boy, Inc., Class Z	88,910
1,739	Libbey, Inc.(a)	32,345
100	Liberty TripAdvisor Holdings, Inc., Class A†(a)	2,216
3,045	M/I Homes, Inc.†(a)	56,789
300	Marcus Corp.	5,685
1,189	Marriott Vacations Worldwide Corp.	80,258
2,180	MDC Holdings, Inc.	54,631
120	Meredith Corp.(a)	5,700
1,620	Modine Manufacturing Co.†	17,836
6,740	National CineMedia, Inc.(a)	102,515
7,120	New York Times Co. (The), Class A(a)	88,715
2,410	Office Depot, Inc.†(a)	17,111
710	Penn National Gaming, Inc.†(a)	11,850
4,016	Reading International, Inc., Class A†(a)	48,112
669	Red Robin Gourmet Burgers, Inc.†(a)	43,131
2,450	Rent-A-Center, Inc., Class A(a)	38,833
480	Ruby Tuesday, Inc.†(a)	2,582
3,735	Ruth's Hospitality Group, Inc.(a)	68,761
10,695	Select Comfort Corp.†(a)	207,376
2,520	Sonic Corp.(a)	88,603
5,230	Stage Stores, Inc.(a)	42,154
44,845	Stoneridge, Inc.†(a)	652,943
935	Strayer Education, Inc.†	45,581
1,960	Superior Industries International, Inc.(a)	43,277
33,900	Taylor Morrison Home Corp., Class A†(a)	478,668
46,770	TRI Pointe Group, Inc.†(a)	550,951
590	Winnebago Industries, Inc.(a)	13,246
		5,263,506
Consumer Staples — 8.1%
19,520	Aryzta AG ADR(a)	404,259

Shares		Value
Consumer Staples — (continued)
13,825	Britvic PLC ADR(a)	$282,362
31,280	Elizabeth Arden, Inc.†(a)	256,183
785	Fresh Del Monte Produce, Inc.	33,025
109	Ingles Markets, Inc., Class A(a)	4,088
13,338	Inter Parfums, Inc.(a)	412,144
6,890	John B. Sanfilippo & Son, Inc.(a)	476,030
835	Lancaster Colony Corp.	92,326
38,915	Landec Corp.†(a)	408,607
1,820	Nutraceutical International Corp.†(a)	44,317
575	Sanderson Farms, Inc.(a)	51,854
290	Seneca Foods Corp., Class A†(a)	10,075
1,520	SpartanNash Co.	46,071
10,538	TreeHouse Foods, Inc.†(a)	914,171
70	United Natural Foods, Inc.†	2,821
2,402	Vector Group, Ltd.(a)	54,862
		3,493,195
Energy — 1.4%
3,365	Alon USA Energy, Inc.(a)	34,727
15,315	Archrock, Inc.(a)	122,520
3,458	Bristow Group, Inc.(a)	65,425
6,970	Delek US Holdings, Inc.	106,223
90	Dorian LPG, Ltd.†(a)	846
610	Exterran Corp.†	9,431
3,585	Helix Energy Solutions Group, Inc.†(a)	20,076
6,485	Hornbeck Offshore Services, Inc.,†(a)	64,396
5,582	Jones Energy, Inc., Class A†(a)	18,588
410	Oil States International, Inc.†(a)	12,923
875	PDC Energy, Inc.†(a)	52,018
1,145	RSP Permian, Inc.†(a)	33,251
8,000	Scorpio Tankers, Inc.(a)	46,640
560	Unit Corp.†(a)	4,934
		591,998
Financials — 35.2%
2,285	Acadia Realty Trust(a) (b)	80,272
4,080	AG Mortgage Investment Trust, Inc.(a) (b)	53,326
1,806	Agree Realty Corp.(b)	69,477
2,080	Alexander & Baldwin, Inc.(a)	76,294
7,875	Ambac Financial Group, Inc.†(a)	124,425
5,070	American Capital Mortgage Investment Corp.(b)	74,428
7,563	American Equity Investment Life Holding Co.(a)	127,058
11,095	Ameris Bancorp(a)	328,190
1,069	Amerisafe, Inc.	56,165
16,910	Anworth Mortgage Asset Corp.(a) (b)	78,801
10,495	Apollo Commercial Real Estate Finance, Inc.(a) (b)	171,068
6,525	Apollo Residential Mortgage, Inc.(b)	87,565
11,710	Ares Commercial Real Estate Corp.(b)	128,224
785	Argo Group International Holdings, Ltd.	45,051
5,395	Armada Hoffler Properties, Inc.(a) (b)	60,694
549	Arrow Financial Corp.(a)	14,587
6,405	Ashford Hospitality Prime, Inc.(a) (b)	74,746
1,865	Ashford Hospitality Trust, Inc.(a) (b)	11,899
3,620	Astoria Financial Corp.	57,341
410	Banco Latinoamericano de Comercio Exterior SA, Class E(a)	9,930
4,111	Bancorp, Inc.†(a)	23,515
4,580	BancorpSouth, Inc.(a)	97,600
3,197	Bank Mutual Corp.(a)	24,201
390	Bank of the Ozarks, Inc.(a)	16,368
8,083	BankFinancial Corp.(a)	95,541

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
70	Banner Corp.(a)	$2,943
1,805	Beneficial Bancorp, Inc.†(a)	24,711
5,680	Berkshire Hills Bancorp, Inc.(a)	152,735
12,189	Boston Private Financial Holdings, Inc.(a)	139,564
51,460	Brandywine Realty Trust(a) (b)	721,984
1,795	Calamos Asset Management, Inc., Class A(a)	15,239
18,870	Capital Bank Financial Corp., Class A(a)	582,139
15,055	Capitol Federal Financial, Inc.(a)	199,629
10,595	Capstead Mortgage Corp.(a) (b)	104,785
400	Cathay General Bancorp(a)	11,332
12,503	Cedar Realty Trust, Inc.(a) (b)	90,397
2,545	CenterState Banks, Inc.(a)	37,895
1,325	Central Pacific Financial Corp.	28,845
110	Century Bancorp, Inc., Class A	4,280
519	Chemical Financial Corp.(a)	18,523
1,175	Chesapeake Lodging Trust(a) (b)	31,090
620	Citizens & Northern Corp.(a)	12,326
569	City Holding Co.(a)	27,187
6,640	Clifton Bancorp, Inc.(a)	100,397
3,940	CNO Financial Group, Inc.(a)	70,605
12,100	Colony Capital, Inc., Class A(a) (b)	202,917
2,485	Community Bank System, Inc.(a)	94,952
9,130	Cousins Properties, Inc.(a) (b)	94,769
1,215	CU Bancorp†(a)	25,722
4,070	CYS Investments, Inc.(b)	33,130
837	DCT Industrial Trust, Inc.(a) (b)	33,036
820	DiamondRock Hospitality Co.(b)	8,298
1,500	Dime Community Bancshares, Inc.(a)	26,430
1,416	DuPont Fabros Technology, Inc.(a) (b)	57,390
777	Dynex Capital, Inc.(a) (b)	5,167
1,818	Eagle Bancorp, Inc.†	87,264
565	EastGroup Properties, Inc.(a) (b)	34,109
619	Employers Holdings, Inc.	17,419
296	Endurance Specialty Holdings, Ltd.	19,341
1,544	Enterprise Financial Services Corp.	41,750
1,508	EPR Properties(a) (b)	100,463
1,221	Equity One, Inc.(a) (b)	34,994
10,154	Ezcorp, Inc., Class A†(a)	30,157
2,782	FBL Financial Group, Inc., Class A(a)	171,149
1,325	Federated National Holding Co.(a)	26,049
3,195	FelCor Lodging Trust, Inc.(a) (b)	25,943
569	First American Financial Corp.(a)	21,685
615	First Bancorp	11,593
6,318	First Busey Corp.(a)	129,393
825	First Business Financial Services, Inc.	18,917
277	First Citizens BancShares, Inc., Class A(a)	69,546
7,683	First Commonwealth Financial Corp.(a)	68,071
220	First Connecticut Bancorp, Inc.(a)	3,511
2,880	First Financial Bancorp(a)	52,358
2,258	First Industrial Realty Trust, Inc.(a) (b)	51,347
3,715	First Midwest Bancorp, Inc.	66,944
5,040	Flagstar Bancorp, Inc.†	108,158
1,215	Flushing Financial Corp.(a)	26,268
6,928	FNB Corp.(a)	90,133
41,960	Forestar Group, Inc.†(a)	547,158
2,188	Fox Chase Bancorp, Inc.(a)	42,272
43	German American Bancorp, Inc.(a)	1,385
6,410	Getty Realty Corp.(a) (b)	127,110
2,589	Glacier Bancorp, Inc.(a)	65,812
1,633	Global Indemnity PLC, Class A†(a)	50,835
3,060	Gramercy Property Trust(a) (b)	25,857
830	Great Ajax Corp.(a) (b)	9,288
3,540	Hallmark Financial Services, Inc.†(a)	40,710
2,873	Hanmi Financial Corp.(a)	63,264

Shares		Value
Financials — (continued)
1,740	Hatteras Financial Corp.(a) (b)	$24,882
2,765	HCI Group, Inc.(a)	92,074
2,389	Healthcare Realty Trust, Inc.(a) (b)	73,796
16,355	Heritage Financial Corp.(a)	287,357
1,375	Heritage Insurance Holdings, Inc.(a)	21,959
2,650	Highwoods Properties, Inc.(a) (b)	126,697
2,630	Home BancShares, Inc.	107,698
9,985	HomeStreet, Inc.†(a)	207,788
795	HomeTrust Bancshares, Inc.†(a)	14,572
1,225	Horace Mann Educators Corp.(a)	38,820
1,870	Independent Bank Corp.(a)	27,208
828	Infinity Property & Casualty Corp.(a)	66,654
22,590	Investors Bancorp, Inc.(a)	262,948
1,060	KCG Holdings, Inc., Class A†(a)	12,667
2,500	Kennedy-Wilson Holdings, Inc.	54,750
10,780	Lexington Realty Trust (b)	92,708
2,146	LTC Properties, Inc.(a) (b)	97,085
6,250	MB Financial, Inc.	202,813
1,349	Mercantile Bank Corp.(a)	30,245
11,230	Meridian Bancorp, Inc.	156,322
19,618	MGIC Investment Corp.†	150,470
2,020	Moelis & Co., Class A	57,025
2,500	National Health Investors, Inc.(a) (b)	166,300
12,064	National Penn Bancshares, Inc.(a)	128,361
391	National Western Life Group, Inc., Class A(a)	90,176
1,049	Navigators Group, Inc. (The)†(a)	87,980
1,766	NBT Bancorp, Inc.(a)	47,594
7,915	New Residential Investment Corp.(a) (b)	92,051
6,590	Northfield Bancorp, Inc.(a)	108,340
580	Northwest Bancshares, Inc.(a)	7,836
3,010	OFG Bancorp(a)	21,040
1,196	Oritani Financial Corp.	20,296
1,912	Pacific Continental Corp.(a)	30,841
12,979	PacWest Bancorp(a)	482,170
4,430	PennyMac Mortgage Investment Trust(a) (b)	60,425
510	PHH Corp.†(a)	6,395
1,624	Pinnacle Financial Partners, Inc.(a)	79,673
1,259	Piper Jaffray Cos.†(a)	62,396
875	Potlatch Corp.(a) (b)	27,563
17,215	PrivateBancorp, Inc., Class A(a)	664,499
1,845	Prosperity Bancshares, Inc.(a)	85,590
544	Provident Financial Services, Inc.	10,983
645	PS Business Parks, Inc.(a) (b)	64,829
7,385	Radian Group, Inc.	91,574
40,685	Ramco-Gershenson Properties Trust(a) (b)	733,551
2,815	RE, Class A(a)	96,555
8,620	Redwood Trust, Inc.(a) (b)	112,750
585	Renasant Corp.	19,252
1,937	Republic Bancorp, Inc., Class A(a)	50,033
1,332	RLI Corp.(a)	89,058
3,979	RLJ Lodging Trust(a) (b)	91,040
52	RMR Group, Inc.†	1,301
1,373	S&T Bancorp, Inc.(a)	35,368
4,215	Select Income (a) (b)	97,156
1,645	Selective Insurance Group, Inc.(a)	60,223
230	Sierra Bancorp(a)	4,175
2,160	Silver Bay Realty Trust Corp.(b)	32,076
1,274	Simmons First National Corp., Class A(a)	57,419
1,417	Southwest Bancorp, Inc.(a)	21,326
605	Sovran Self Storage, Inc.(a) (b)	71,360
1,440	State Auto Financial Corp.(a)	31,766
1,735	Sterling Bancorp(a)	27,639

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
40	Stonegate Bank	$1,198
780	STORE Capital Corp.(b)	20,186
360	Summit Hotel Properties, Inc.(b)	4,309
2,745	Sunstone Hotel Investors, Inc.(a) (b)	38,430
3,480	Territorial Bancorp, Inc.(a)	90,689
1,305	Texas Capital Bancshares, Inc.†(a)	50,086
1,835	TriState Capital Holdings, Inc.†(a)	23,121
3,845	Umpqua Holdings Corp.(a)	60,982
2,300	United Financial Bancorp, Inc.(a)	28,957
1,186	United Fire Group, Inc.(a)	51,971
2,945	Univest Corp of Pennsylvania(a)	57,457
1,480	Urstadt Biddle Properties, Inc., Class A(b)	31,006
4,725	Washington Federal, Inc.(a)	107,021
470	Washington Real Estate Investment Trust(b)	13,729
3,105	Waterstone Financial, Inc.(a)	42,476
3,154	Webster Financial Corp.(a)	113,229
23,598	Western Alliance Bancorp†(a)	787,701
3,700	Wilshire Bancorp, Inc.(a)	38,110
2,990	Wintrust Financial Corp.(a)	132,577
		15,194,169
Health Care — 2.8%
140	Almost Family, Inc.†(a)	5,213
680	Amphastar Pharmaceuticals, Inc.†	8,160
7,915	Analogic Corp.(a)	625,364
7,915	Array BioPharma, Inc.†(a)	23,349
1,454	CONMED Corp.	60,981
4,640	Hanger, Inc.†(a)	30,160
1,070	HealthEquity, Inc.†(a)	26,397
1,671	HealthSouth Corp.	62,880
2,225	Healthways, Inc.†(a)	22,450
495	ICU Medical, Inc.†(a)	51,529
1,316	Magellan Health, Inc.†	89,396
1,035	Merit Medical Systems, Inc.†(a)	19,137
799	National HealthCare Corp.(a)	49,778
50	NuVasive, Inc.†(a)	2,433
530	OraSure Technologies, Inc.†	3,832
945	Orthofix International NV†(a)	39,236
700	Owens & Minor, Inc.(a)	28,294
2,888	PharMerica Corp.†	63,854
		1,212,443
Industrials — 8.5%
1,977	AAR Corp.(a)	46,005
695	Aerovironment, Inc.†	19,682
7,205	Albany International Corp., Class A(a)	270,836
730	American Science & Engineering, Inc.(a)	20,214
2,840	ARC Document Solutions, Inc.†	12,780
1,739	Argan, Inc.	61,143
425	Brady Corp., Class A	11,407
3,630	CAI International, Inc.†(a)	35,066
5,799	Casella Waste Systems, Inc., Class A†(a)	38,853
1,000	Chart Industries, Inc.†	21,720
2,683	Comfort Systems USA, Inc.	85,239
2,080	CRA International, Inc.†	40,851
1,255	Cubic Corp.(a)	50,150
2,175	Curtiss-Wright Corp.(a)	164,582
2,130	Deluxe Corp.(a)	133,104
2,370	Douglas Dynamics, Inc.(a)	54,297
1,190	DXP Enterprises, Inc.†(a)	20,896
797	EMCOR Group, Inc.(a)	38,734
9,835	EnerSys, Inc.(a)	548,006
4,870	Ennis, Inc.(a)	95,208
835	Essendant, Inc.(a)	26,662

Shares		Value
Industrials — (continued)
60	Esterline Technologies Corp.†	$3,844
2,265	Federal Signal Corp.(a)	30,034
5,400	General Cable Corp.(a)	65,934
11,685	GP Strategies Corp.†(a)	320,169
2,805	Graham Corp.(a)	55,847
3,707	Griffon Corp.(a)	57,273
337	HEICO Corp.(a)	20,264
300	HNI Corp.(a)	11,751
1,079	Hyster-Yale Materials Handling, Inc.(a)	71,861
240	Kaman Corp.(a)	10,246
1,590	Kimball International, Inc., Class B(a)	18,046
2,000	Knoll, Inc.	43,300
13,450	Marten Transport, Ltd.(a)	251,784
20	Matson, Inc.(a)	804
979	Miller Industries, Inc.	19,854
200	Mobile Mini, Inc.(a)	6,604
4,155	Navigant Consulting, Inc.†	65,691
3,899	Orbital ATK, Inc.(a)	338,979
5,570	Simpson Manufacturing Co., Inc.	212,607
1,720	SkyWest, Inc.	34,383
5,730	TAL International Group, Inc.(a)	88,471
865	Teledyne Technologies, Inc.†(a)	76,241
1,222	Tennant Co.(a)	62,909
1,550	Wabash National Corp.†(a)	20,460
		3,682,791
Information Technology — 16.0%
1,690	ADTRAN, Inc.(a)	34,172
310	Advanced Energy Industries, Inc.†	10,785
290	Anixter International, Inc.†(a)	15,112
8,915	AVX Corp.(a)	112,062
4,469	Benchmark Electronics, Inc.†	103,011
1,875	Black Box Corp.(a)	25,256
3,680	Brooks Automation, Inc.(a)	38,272
485	Cabot Microelectronics Corp.	19,841
1,273	CACI International, Inc., Class A†	135,829
550	Cardtronics, Inc.†(a)	19,795
10,060	Coherent, Inc.†(a)	924,514
1,584	Comtech Telecommunications Corp.(a)	37,018
6,415	Convergys Corp.(a)	178,145
2,053	CTS Corp.(a)	32,314
5,606	Digi International, Inc.†	52,865
925	Diodes, Inc.†(a)	18,593
2,700	EarthLink Holdings Corp.(a)	15,309
41,370	Entegris, Inc.†(a)	563,459
3,420	Euronet Worldwide, Inc.†(a)	253,456
370	Fabrinet†(a)	11,970
280	Fairchild Semiconductor International, Inc., Class A†	5,600
43,050	GSI Group, Inc.†(a)	609,588
3,072	Insight Enterprises, Inc.†(a)	87,982
24,285	Integrated Device Technology, Inc.†(a)	496,385
3,125	InterDigital, Inc.	173,906
4,275	Intersil Corp., Class A(a)	57,157
1,400	Ixia†	17,444
9,415	Kimball Electronics, Inc.†(a)	105,166
125,225	Lattice Semiconductor Corp.†(a)	711,278
2,703	Liquidity Services, Inc.†(a)	14,002
1,135	ManTech International Corp., Class A(a)	36,309
130	Mercury Systems, Inc.†	2,639
1,149	Microsemi Corp.†(a)	44,018
105,140	Mitel Networks Corp.†(a)	860,045
2,410	MKS Instruments, Inc.	90,737
869	NETGEAR, Inc.†(a)	35,082

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
210	NetScout Systems, Inc.†(a)	$4,824
60	NVE Corp.(a)	3,392
4,624	Photronics, Inc.†(a)	48,136
1,095	Plexus Corp.†(a)	43,274
1,610	Polycom, Inc.†	17,951
3,560	Progress Software Corp.†(a)	85,867
1,960	QLogic Corp.†	26,342
410	Reis, Inc.(a)	9,655
905	Rogers Corp.†	54,182
4,490	Rudolph Technologies, Inc.†	61,333
1,509	Sanmina Corp.†(a)	35,280
3,161	ScanSource, Inc.†(a)	127,641
4,780	ShoreTel, Inc.†	35,563
711	Silicon Laboratories, Inc.†(a)	31,967
729	SYNNEX Corp.(a)	67,498
5,150	Telenav, Inc.†(a)	30,385
7,905	Tessera Technologies, Inc.(a)	245,055
70	Ultra Clean Holdings, Inc.†(a)	375
110	Unisys Corp.†(a)	847
740	Vishay Intertechnology, Inc.	9,035
		6,887,718
Materials — 5.6%
1,440	A Schulman, Inc.(a)	39,197
15,255	Boise Cascade Co.†(a)	316,084
237	Carpenter Technology Corp.(a)	8,112
3,120	Deltic Timber Corp.(a)	187,668
2,480	Ferroglobe PLC(a)	21,849
2,502	Greif, Inc., Class A(a)	81,940
280	Innophos Holdings, Inc.	8,655
100	Innospec, Inc.	4,336
310	KMG Chemicals, Inc.	7,152
200	Kraton Performance Polymers, Inc.†(a)	3,460
16,110	Louisiana-Pacific Corp.†(a)	275,803
160	LSB Industries, Inc.†(a)	2,040
17,195	Materion Corp.(a)	455,324
8,949	Neenah Paper, Inc.(a)	569,693
2,630	Olin Corp.(a)	45,683
10,950	PH Glatfelter Co.(a)	226,994
2,240	Schweitzer-Mauduit International, Inc.	70,515
1,129	Sensient Technologies Corp.(a)	71,646
1,280	SunCoke Energy, Inc.	8,320
1,020	Tronox, Ltd., Class A(a)	6,518
		2,410,989
Telecommunication Services — 0.3%
19,125	Cincinnati Bell, Inc.†(a)	74,014
140	IDT Corp., Class B(a)	2,182
2,665	Inteliquent, Inc.(a)	42,773
20	NTELOS Holdings Corp.†(a)	184
		119,153
Utilities — 7.2%
2,615	ALLETE, Inc.(a)	146,623
2,429	American States Water Co.	95,605
4,550	Artesian Resources Corp., Class A(a)	127,218
1,735	Avista Corp.(a)	70,753
1,155	Black Hills Corp.(a)	69,450
4,624	Cleco Corp.	255,291
805	Connecticut Water Service, Inc.(a)	36,306
4,820	Dynegy, Inc., Class A†	69,263
1,389	El Paso Electric Co.(a)	63,727
2,689	IDACORP, Inc.(a)	200,573
8,860	Laclede Group, Inc.	600,265
683	MGE Energy, Inc.(a)	35,687
3,000	New Jersey Resources Corp.(a)	109,290

Shares		Value
Utilities — (continued)
1,225	Northwest Natural Gas Co.(a)	$65,966
1,045	NorthWestern Corp.(a)	64,529
929	ONE Gas, Inc.	56,762
280	Otter Tail Corp.(a)	8,294
15,519	PNM Resources, Inc.(a)	523,301
2,243	Portland General Electric Co.	88,576
898	SJW Corp.(a)	32,642
620	South Jersey Industries, Inc.(a)	17,639
1,109	Southwest Gas Corp.	73,028
6,090	Talen Energy Corp.†(a)	54,810
1,345	Unitil Corp.(a)	57,149
1,949	WGL Holdings, Inc.(a)	141,049
1,685	York Water Co.(a)	51,426
		3,115,222
Total Common Stock
(Cost $37,517,710)		41,971,184

SHORT-TERM INVESTMENTS — 50.7%
1,013,284	Northern Trust Institutional Government Select Portfolio, 0.200%(c)	1,013,284
20,883,679	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(c) (d)	20,883,679

Total Short-Term Investments
(Cost $21,896,963)		21,896,963
Total Investments — 148.0%
(Cost $59,414,673)‡		63,868,147
Other Assets & Liabilities, Net — (48.0)%		(20,708,338)
NET ASSETS — 100.0%		$43,159,809

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at March 31, 2016. The total market value of securities on loan at March 31, 2016 was $20,359,625.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of March 31, 2016.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2016 was $20,883,679.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $137,936.

‡	At March 31, 2016, the tax basis cost of the Portfolio's investments was $59,414,673, and the unrealized appreciation and depreciation were $6,222,513 and $(1,769,039), respectively.

ADR — American Depositary Receipt
Ltd. — Limited
PLC— Public Limited Company

As of March 31, 2016 all of the Portfolio’s investments were considered Level 1. For the period ended March 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments and other significant policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
COMMON STOCK — 99.5%
Consumer Discretionary — 13.3%
300	1-800-Flowers.com, Inc., Class A†	$2,364
90	A H Belo Corp., Class A	433
975	Aaron's, Inc.	24,473
900	Abercrombie & Fitch Co., Class A(a)	28,386
700	Advance Auto Parts, Inc.(a)	112,238
3,997	Amazon.com, Inc.†	2,372,779
656	AMC Networks, Inc., Class A†	42,601
550	American Axle & Manufacturing Holdings, Inc.†	8,465
1,725	American Eagle Outfitters, Inc.(a)	28,756
300	American Public Education, Inc.†	6,189
1,350	Apollo Education Group, Inc., Class A†(a)	11,090
450	Aramark	14,904
272	Asbury Automotive Group, Inc.†(a)	16,276
1,789	Ascena Retail Group, Inc.†(a)	19,786
200	Ascent Capital Group, Inc., Class A†(a)	2,962
917	Autoliv, Inc.(a)	108,646
850	AutoNation, Inc.†(a)	39,678
306	AutoZone, Inc.†	243,787
347	Barnes & Noble Education, Inc.†	3,401
550	Barnes & Noble, Inc.	6,798
200	Beazer Homes USA, Inc.†(a)	1,744
1,550	Bed Bath & Beyond, Inc.(a)	76,942
2,450	Best Buy Co., Inc.(a)	79,478
200	Big 5 Sporting Goods Corp.(a)	2,222
500	Big Lots, Inc.(a)	22,645
40	Biglari Holdings, Inc.†(a)	14,868
300	BJ's Restaurants, Inc.†(a)	12,471
250	Blue Nile, Inc.	6,428
300	Bob Evans Farms, Inc.(a)	14,007
400	Bon-Ton Stores, Inc. (The)(a)	908
2,360	BorgWarner, Inc.(a)	90,624
725	Boyd Gaming Corp.†	14,978
1,000	Bravo Brio Restaurant Group, Inc.†	7,750
500	Bridgepoint Education, Inc.†(a)	5,040
300	Bright Horizons Family Solutions, Inc.†	19,434
475	Brinker International, Inc.(a)	21,826
850	Brunswick Corp.	40,783
350	Buckle, Inc. (The)(a)	11,855
166	Buffalo Wild Wings, Inc.†	24,588
300	Burlington Stores, Inc.†(a)	16,872
500	Cabela's, Inc.†(a)	24,345
100	Cable One, Inc.	43,713
2,150	Cablevision Systems Corp., Class A	70,950
834	CalAtlantic Group, Inc.(a)	27,872
425	Caleres, Inc.	12,023
500	Callaway Golf Co.	4,560
500	Career Education Corp.†	2,270
2,080	CarMax, Inc.†(a)	106,288
300	Carmike Cinemas, Inc.†	9,012
3,850	Carnival Corp.	203,164
550	Carter's, Inc.	57,959
300	Cato Corp. (The), Class A(a)	11,565
4,208	CBS Corp., Class B	231,819
826	Charter Communications, Inc., Class A†(a)	167,207
300	Cheesecake Factory, Inc. (The)(a)	15,927
2,450	Chico's FAS, Inc.	32,512
300	Children's Place Retail Stores, Inc. (The)	25,041
237	Chipotle Mexican Grill, Inc., Class A†(a)	111,620
450	Choice Hotels International, Inc.(a)	24,323
167	Churchill Downs, Inc.(a)	24,696

Shares		Value
Consumer Discretionary — (continued)
1,125	Cinemark Holdings, Inc.(a)	$40,309
50	Citi Trends, Inc.(a)	892
1,000	Clear Channel Outdoor Holdings, Inc., Class A(a)	4,700
2,850	Coach, Inc.	114,256
110	Collectors Universe, Inc.(a)	1,826
400	Columbia Sportswear Co.	24,036
21,346	Comcast Corp., Class A	1,303,814
500	Conn's, Inc.†(a)	6,230
425	Cooper Tire & Rubber Co.	15,734
253	Core-Mark Holding Co., Inc.(a)	20,635
191	Cracker Barrel Old Country Store, Inc.(a)	29,160
1,200	Crocs, Inc.†(a)	11,544
6,200	Crown Media Holdings, Inc., Class A†	31,496
50	CSS Industries, Inc.(a)	1,396
679	CST Brands, Inc.(a)	25,999
2,025	Dana Holding Corp.	28,532
975	Darden Restaurants, Inc.(a)	64,643
325	Deckers Outdoor Corp.†(a)	19,471
200	Demand Media, Inc.†	1,000
775	DeVry Education Group, Inc.(a)	13,384
902	Dick's Sporting Goods, Inc.	42,169
347	Dillard's, Inc., Class A(a)	29,464
1,298	Discovery Communications, Inc., Class C†	35,046
1,523	Discovery Communications, Inc., Class A†(a)	43,603
2,100	DISH Network Corp., Class A†	97,146
100	Dixie Group, Inc. (The)†	421
600	Dollar General Corp.	51,360
2,448	Dollar Tree, Inc.†	201,862
387	Domino's Pizza, Inc.	51,030
300	Dorman Products, Inc.†	16,326
2,948	DR Horton, Inc.	89,118
475	DreamWorks Animation SKG, Inc., Class A†(a)	11,851
300	Drew Industries, Inc.	19,338
1,150	DSW, Inc., Class A(a)	31,786
528	Eldorado Resorts, Inc.†	6,040
20	Empire Resorts, Inc.†(a)	273
250	Entercom Communications Corp., Class A(a)	2,645
100	Entravision Communications Corp., Class A	744
300	EVINE Live, Inc.†(a)	351
526	EW Scripps Co. (The), Class A(a)	8,200
857	Expedia, Inc.(a)	92,402
1,000	Express, Inc.†(a)	21,410
200	Famous Dave's of America, Inc.†(a)	1,218
1,500	Federal-Mogul Holdings Corp.†(a)	14,820
300	Fiesta Restaurant Group, Inc.†(a)	9,834
1,400	Foot Locker, Inc.(a)	90,300
40,460	Ford Motor Co.	546,210
400	Fossil Group, Inc.†(a)	17,768
700	Fred's, Inc., Class A(a)	10,437
600	Gaiam, Inc., Class A†(a)	3,840
1,025	GameStop Corp., Class A(a)	32,523
1,050	Gannett Co., Inc.(a)	15,897
3,175	Gap, Inc. (The)(a)	93,345
15,225	General Motors Co.	478,522
300	Genesco, Inc.†(a)	21,675
2,895	Gentex Corp.(a)	45,423
375	Gentherm, Inc.†	15,596
1,461	Genuine Parts Co.(a)	145,165
275	G-III Apparel Group, Ltd.†	13,445
100	Golden Entertainment, Inc.†	1,084

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary — (continued)
2,825	Goodyear Tire & Rubber Co. (The)	$93,169
300	GoPro, Inc., Class A†(a)	3,588
500	Grand Canyon Education, Inc.†(a)	21,370
1,000	Gray Television, Inc.†	11,720
45	Green Brick Partners, Inc.†(a)	342
223	Group 1 Automotive, Inc.(a)	13,088
400	Guess, Inc.(a)	7,508
2,110	H&R Block, Inc.(a)	55,746
3,820	Hanesbrands, Inc.	108,259
1,875	Harley-Davidson, Inc.(a)	96,244
561	Harman International Industries, Inc.(a)	49,951
1,000	Harte-Hanks, Inc.(a)	2,530
900	Hasbro, Inc.(a)	72,090
219	Helen of Troy, Ltd.†(a)	22,708
500	hhgregg, Inc.†(a)	1,055
200	Hibbett Sports, Inc.†(a)	7,180
1,425	Hilton Worldwide Holdings, Inc.	32,091
12,296	Home Depot, Inc. (The)	1,640,655
200	Hooker Furniture Corp.(a)	6,570
1,000	Hovnanian Enterprises, Inc., Class A†(a)	1,560
418	HSN, Inc.	21,866
300	Hyatt Hotels Corp., Class A†(a)	14,847
450	Iconix Brand Group, Inc.†(a)	3,622
237	International Speedway Corp., Class A	8,748
4,272	Interpublic Group of Cos., Inc. (The)	98,042
743	Interval Leisure Group, Inc.(a)	10,729
300	iRobot Corp.†(a)	10,590
340	ITT Educational Services, Inc.†(a)	1,051
3,442	J.C. Penney Co., Inc.†(a)	38,068
350	Jack in the Box, Inc.	22,355
2,250	Jarden Corp.†	132,638
500	John Wiley & Sons, Inc., Class A	24,445
6,425	Johnson Controls, Inc.	250,382
458	Journal Media Group, Inc.(a)	5,478
300	K12, Inc.†(a)	2,967
1,275	Kate Spade & Co.†	32,538
800	KB Home(a)	11,424
1,800	Kohl's Corp.(a)	83,898
675	Krispy Kreme Doughnuts, Inc.†	10,523
2,440	L Brands, Inc.	214,256
278	Lands' End, Inc.†(a)	7,092
4,427	Las Vegas Sands Corp.	228,787
425	La-Z-Boy, Inc., Class Z	11,365
818	Lear Corp.	90,937
750	Lee Enterprises, Inc.†(a)	1,350
1,210	Leggett & Platt, Inc.	58,564
1,550	Lennar Corp., Class A(a)	74,958
250	Libbey, Inc.	4,650
638	Liberty Broadband Corp., Class C†	36,972
900	Liberty Broadband Corp., Class A†(a)	52,344
4,725	Liberty Interactive Corp., Class A†	119,306
3,602	Liberty Media Corp., Class A†	139,145
2,554	Liberty Media Corp., Class C†	97,282
790	Liberty TripAdvisor Holdings, Inc., Class A†(a)	17,506
1,603	Liberty Ventures, Ser A†	62,709
700	Lifetime Brands, Inc.	10,549
1,250	Lions Gate Entertainment Corp.(a)	27,313
234	Lithia Motors, Inc., Class A	20,435
912	Live Nation Entertainment, Inc.†(a)	20,347
2,800	LKQ Corp.†	89,404
300	Loral Space & Communications, Inc.†(a)	10,539
9,706	Lowe's Cos., Inc.	735,230
241	Lumber Liquidators Holdings, Inc.†(a)	3,162
3,298	Macy's, Inc.	145,409
193	Madison Square Garden Co.†	32,107

Shares		Value
Consumer Discretionary — (continued)
100	Marcus Corp.(a)	$1,895
700	Marine Products Corp.(a)	5,313
1,977	Marriott International, Inc., Class A(a)	140,723
278	Marriott Vacations Worldwide Corp.	18,765
3,355	Mattel, Inc.(a)	112,795
300	Mattress Firm Holding Corp.†(a)	12,717
9,622	McDonald's Corp.	1,209,293
571	MDC Holdings, Inc.	14,309
794	Media General, Inc.†(a)	12,950
500	Meritage Homes Corp.†(a)	18,230
4,425	MGM Resorts International†	94,872
632	Mohawk Industries, Inc.†(a)	120,649
1,600	Monarch Casino & Resort, Inc.†(a)	31,136
325	Monro Muffler Brake, Inc.	23,228
150	Morgans Hotel Group Co.†(a)	207
207	Morningstar, Inc.	18,272
300	Motorcar Parts of America, Inc.†	11,394
300	Movado Group, Inc.(a)	8,259
581	MSG Networks, Inc.†	10,045
518	Murphy USA, Inc.†	31,831
200	NACCO Industries, Inc., Class A(a)	11,482
500	National CineMedia, Inc.(a)	7,605
50	Nautilus, Inc.†	966
4,018	Netflix, Inc.†	410,760
301	New Media Investment Group, Inc.(a)	5,009
1,300	New York & Co., Inc.†	5,148
1,050	New York Times Co. (The), Class A(a)	13,083
2,751	Newell Rubbermaid, Inc.(a)	121,842
2,853	News Corp., Class A	36,433
300	Nexstar Broadcasting Group, Inc., Class A(a)	13,281
13,674	NIKE, Inc., Class B	840,541
1,600	Nordstrom, Inc.(a)	91,536
325	Norwegian Cruise Line Holdings, Ltd.†(a)	17,969
40	NVR, Inc.†	69,296
5,384	Office Depot, Inc.†(a)	38,226
2,625	Omnicom Group, Inc.(a)	218,479
1,042	O'Reilly Automotive, Inc.†(a)	285,154
650	Orleans Homebuilders, Inc.†	—
200	Outerwall, Inc.(a)	7,398
300	Overstock.com, Inc.†(a)	4,314
50	Oxford Industries, Inc.	3,361
200	Panera Bread Co., Class A†(a)	40,966
300	Papa John's International, Inc.(a)	16,257
700	Penske Automotive Group, Inc.(a)	26,530
100	Perry Ellis International, Inc.†(a)	1,841
800	Pinnacle Entertainment, Inc.†(a)	28,080
540	Polaris Industries, Inc.(a)	53,179
450	Pool Corp.	39,483
100	Popeyes Louisiana Kitchen, Inc.†(a)	5,206
525	Priceline Group, Inc.†	676,704
2,865	PulteGroup, Inc.(a)	53,604
782	PVH Corp.	77,465
580	Ralph Lauren Corp., Class A(a)	55,831
1,500	RCI Hospitality Holdings, Inc.(a)	13,290
925	Regal Entertainment Group, Class A(a)	19,555
200	Regis Corp.†(a)	3,038
4,603	Restaurant Brands International, Inc.(a)	178,734
116	Restoration Hardware Holdings, Inc.†(a)	4,860
100	Rocky Brands, Inc.	1,274
3,850	Ross Stores, Inc.	222,915
1,643	Royal Caribbean Cruises, Ltd.(a)	134,972
500	Ruby Tuesday, Inc.†	2,690
100	Salem Media Group, Inc., Class A(a)	576
700	Sally Beauty Holdings, Inc.†	22,666
325	Scholastic Corp.(a)	12,145

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary — (continued)
1,500	Scientific Games Corp., Class A†(a)	$14,145
926	Scripps Networks Interactive, Inc., Class A(a)	60,653
625	Sears Holdings Corp.†(a)	9,569
325	SeaWorld Entertainment, Inc.(a)	6,845
188	Select Comfort Corp.†(a)	3,645
223	Sequential Brands Group, Inc.†(a)	1,425
2,000	Service Corp. International	49,360
475	ServiceMaster Global Holdings, Inc.†	17,898
600	Shoe Carnival, Inc.	16,176
400	Shutterfly, Inc.†(a)	18,548
793	Signet Jewelers, Ltd.(a)	98,356
900	Sinclair Broadcast Group, Inc., Class A(a)	27,675
22,650	Sirius XM Holdings, Inc.†(a)	89,468
600	Six Flags Entertainment Corp.	33,294
1,050	Skechers U.S.A., Inc., Class A†(a)	31,973
475	Smith & Wesson Holding Corp.†	12,645
300	Sonic Automotive, Inc., Class A	5,544
800	Sonic Corp.(a)	28,128
903	Sotheby's	24,137
75	Spartan Motors, Inc.	296
400	Speedway Motorsports, Inc.(a)	7,932
552	Stage Stores, Inc.(a)	4,449
300	Standard Motor Products, Inc.(a)	10,395
200	Stanley Furniture Co., Inc.†(a)	530
5,675	Staples, Inc.	62,595
14,273	Starbucks Corp.	852,098
1,903	Starwood Hotels & Resorts Worldwide, Inc.	158,767
1,177	Starz†	30,990
600	Steven Madden, Ltd.†	22,224
150	Superior Industries International, Inc.(a)	3,312
600	Systemax, Inc.†(a)	5,262
475	Tailored Brands, Inc.(a)	8,502
6,452	Target Corp.	530,871
2,100	TEGNA, Inc.(a)	49,266
416	Tempur Sealy International, Inc.†(a)	25,289
450	Tenneco, Inc.†	23,179
625	Tesla Motors, Inc.†(a)	143,606
475	Texas Roadhouse, Inc., Class A(a)	20,700
3,600	Thomson Reuters Corp.(a)	145,728
500	Thor Industries, Inc.	31,885
1,035	Tiffany & Co.(a)	75,948
3,016	Time Warner Cable, Inc., Class A	617,134
8,497	Time Warner, Inc.	616,457
1,304	Time, Inc.	20,134
6,350	TJX Cos., Inc.	497,522
1,500	Toll Brothers, Inc.†(a)	44,265
325	TopBuild Corp.†	9,665
1,437	Tractor Supply Co.	129,991
200	Trans World Entertainment Corp.†(a)	728
1,900	TRI Pointe Group, Inc.†(a)	22,382
934	TripAdvisor, Inc.†	62,111
200	Tuesday Morning Corp.†(a)	1,636
300	Tupperware Brands Corp.(a)	17,394
10	Turtle Beach Corp.†	11
10,688	Twenty-First Century Fox, Inc., Class A	297,981
697	Ulta Salon Cosmetics & Fragrance, Inc.†	135,037
1,600	Under Armour, Inc., Class A†(a)	135,728
200	Universal Electronics, Inc.†(a)	12,398
500	Universal Technical Institute, Inc.(a)	2,155
800	Urban Outfitters, Inc.†	26,472
138	Vail Resorts, Inc.(a)	18,451
200	Value Line, Inc.(a)	3,206
2,675	VF Corp.	173,233
3,557	Viacom, Inc., Class B	146,833

Shares		Value
Consumer Discretionary — (continued)
400	Vista Outdoor, Inc.†	$20,764
400	Visteon Corp.(a)	31,836
300	Vitamin Shoppe, Inc.†(a)	9,288
16,033	Walt Disney Co. (The)	1,592,237
296	Weight Watchers International, Inc.†(a)	4,301
2,500	Wendy's Co. (The)(a)	27,225
829	Whirlpool Corp.	149,502
800	Williams-Sonoma, Inc.	43,792
500	Winnebago Industries, Inc.(a)	11,225
1,175	Wolverine World Wide, Inc.	21,643
600	World Wrestling Entertainment, Inc., Class A(a)	10,596
1,176	Wyndham Worldwide Corp.	89,882
904	Wynn Resorts, Ltd.(a)	84,461
4,441	Yum! Brands, Inc.	363,496
300	Zumiez, Inc.†(a)	5,976
		28,309,521
Consumer Staples — 9.7%
200	Alico, Inc.(a)	5,522
19,575	Altria Group, Inc.	1,226,570
375	Andersons, Inc. (The)(a)	11,779
5,661	Archer-Daniels-Midland Co.	205,551
4,725	Avon Products, Inc.	22,727
550	B&G Foods, Inc., Class A(a)	19,145
100	Boston Beer Co., Inc. (The), Class A†(a)	18,507
1,228	Brown-Forman Corp., Class B(a)	120,921
1,350	Bunge, Ltd.	76,504
300	Calavo Growers, Inc.(a)	17,118
318	Cal-Maine Foods, Inc.(a)	16,507
2,275	Campbell Soup Co.	145,122
400	Casey's General Stores, Inc.	45,328
1,300	Church & Dwight Co., Inc.	119,834
1,174	Clorox Co. (The)(a)	147,994
41,215	Coca-Cola Co. (The)	1,911,964
2,095	Coca-Cola Enterprises, Inc.(a)	106,300
9,336	Colgate-Palmolive Co.	659,588
4,473	ConAgra Foods, Inc.	199,585
1,772	Constellation Brands, Inc., Class A	267,732
4,580	Costco Wholesale Corp.	721,716
725	Coty, Inc., Class A(a)	20,177
11,603	CVS Health Corp.	1,203,579
1,067	Dean Foods Co.(a)	18,480
2,015	Dr. Pepper Snapple Group, Inc.	180,181
592	Edgewell Personal Care Co.	47,674
592	Energizer Holdings, Inc.	23,982
2,200	Estee Lauder Cos., Inc. (The), Class A	207,482
2,230	Flowers Foods, Inc.(a)	41,166
400	Fresh Del Monte Produce, Inc.	16,828
6,525	General Mills, Inc.	413,359
1,200	Hain Celestial Group, Inc. (The)†(a)	49,092
650	Herbalife, Ltd.†(a)	40,014
1,643	Hershey Co. (The)(a)	151,304
2,800	Hormel Foods Corp.(a)	121,072
2,500	HRG Group, Inc.†	34,825
150	Ingles Markets, Inc., Class A(a)	5,625
655	Ingredion, Inc.	69,947
300	Inter Parfums, Inc.	9,270
170	J&J Snack Foods Corp.	18,408
1,254	JM Smucker Co. (The)	162,819
2,875	Kellogg Co.	220,081
3,649	Kimberly-Clark Corp.	490,827
6,407	Kraft Heinz Co.(a)	503,334
9,400	Kroger Co. (The)	359,550
212	Lancaster Colony Corp.	23,441
1,075	Manitowoc Foodservice, Inc.†(a)	15,845
70	Mannatech, Inc.†	1,562

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Staples — (continued)
1,027	McCormick & Co., Inc.	$102,166
1,676	Mead Johnson Nutrition Co., Class A	142,410
200	MGP Ingredients, Inc.	4,848
1,500	Molson Coors Brewing Co., Class B	144,270
15,671	Mondelez International, Inc., Class A	628,721
1,282	Monster Beverage Corp.†	170,993
700	Nu Skin Enterprises, Inc., Class A(a)	26,775
100	Nuvectra Corp.†(a)	541
15,533	PepsiCo, Inc.	1,591,822
14,507	Philip Morris International, Inc.	1,423,282
1,150	Pilgrim's Pride Corp.†	29,210
375	Pinnacle Foods, Inc.	16,755
650	Post Holdings, Inc.†(a)	44,701
215	PriceSmart, Inc.(a)	18,185
28,508	Procter & Gamble Co. (The)	2,346,494
9,375	Reynolds American, Inc.	471,656
10,550	Rite Aid Corp.†	85,983
70	Rocky Mountain Chocolate Factory, Inc.	712
243	Sanderson Farms, Inc.(a)	21,914
710	Snyder's-Lance, Inc.(a)	22,351
400	SpartanNash Co.	12,124
300	Sprouts Farmers Market, Inc.†(a)	8,712
2,050	SUPERVALU, Inc.†(a)	11,808
6,000	Sysco Corp.	280,380
328	Tootsie Roll Industries, Inc.(a)	11,444
501	TreeHouse Foods, Inc.†(a)	43,462
2,930	Tyson Foods, Inc., Class A	195,314
450	United Natural Foods, Inc.†	18,135
300	Universal Corp.(a)	17,043
59	USANA Health Sciences, Inc.†(a)	7,164
1,274	Vector Group, Ltd.(a)	29,098
10,472	Walgreens Boots Alliance, Inc.	882,161
17,479	Wal-Mart Stores, Inc.	1,197,137
145	WD-40 Co.	15,662
1,121	WhiteWave Foods Co., Class A†	45,557
3,650	Whole Foods Market, Inc.	113,551
		20,698,479
Energy — 6.3%
250	Alon USA Energy, Inc.(a)	2,580
1,000	Amyris, Inc.†(a)	1,110
5,464	Anadarko Petroleum Corp.	254,458
800	Antero Resources Corp.†	19,896
4,038	Apache Corp.(a)	197,095
812	Archrock, Inc.(a)	6,496
600	Atwood Oceanics, Inc.(a)	5,502
4,245	Baker Hughes, Inc.	186,058
400	Bill Barrett Corp.†	2,488
300	BP Prudhoe Bay Royalty Trust	4,230
200	Bristow Group, Inc.(a)	3,784
3,700	Cabot Oil & Gas Corp.	84,027
4,727	California Resources Corp.(a)	4,869
1,500	Callon Petroleum Co.†(a)	13,275
1,850	Cameron International Corp.†	124,043
150	CARBO Ceramics, Inc.(a)	2,130
400	Carrizo Oil & Gas, Inc.†(a)	12,368
2,400	Cheniere Energy, Inc.†(a)	81,192
6,875	Chesapeake Energy Corp.(a)	28,325
19,721	Chevron Corp.	1,881,383
886	Cimarex Energy Co.	86,181
113	Clayton Williams Energy, Inc.†(a)	1,008
600	Clean Energy Fuels Corp.†(a)	1,758
1,000	Cloud Peak Energy, Inc.†(a)	1,950
3,590	Columbia Pipeline Group, Inc.	90,109
400	Comstock Resources, Inc.†(a)	306
1,122	Concho Resources, Inc.†	113,367

Shares		Value
Energy — (continued)
13,217	ConocoPhillips	$532,249
2,600	Consol Energy, Inc.(a)	29,354
830	Continental Resources, Inc.†(a)	25,199
200	Cross Timbers Royalty Trust	3,032
78	Dawson Geophysical Co.†(a)	356
175	Delek US Holdings, Inc.	2,667
3,779	Denbury Resources, Inc.(a)	8,389
4,416	Devon Energy Corp.	121,175
850	Diamond Offshore Drilling, Inc.	18,471
650	Diamondback Energy, Inc.(a)	50,167
445	Dril-Quip, Inc.†	26,949
800	Enbridge Energy Management LLC†	14,360
790	Energen Corp.	28,906
1,550	EnLink Midstream LLC(a)	17,437
5,063	EOG Resources, Inc.	367,472
1,560	EQT Corp.	104,926
300	Era Group, Inc.†(a)	2,814
406	Exterran Corp.†(a)	6,277
43,622	Exxon Mobil Corp.	3,646,363
1,606	FMC Technologies, Inc.†	43,940
300	Forum Energy Technologies, Inc.†(a)	3,960
226	Geospace Technologies Corp.†(a)	2,789
300	Green Plains, Inc.	4,788
381	Gulf Island Fabrication, Inc.	2,991
300	Gulfmark Offshore, Inc., Class A†(a)	1,851
900	Gulfport Energy Corp.†	25,506
9,131	Halliburton Co.	326,159
1,000	Helix Energy Solutions Group, Inc.†(a)	5,600
850	Helmerich & Payne, Inc.(a)	49,912
2,949	Hess Corp.(a)	155,265
1,758	HollyFrontier Corp.	62,093
500	Hornbeck Offshore Services, Inc., Class Comdty (histrt)†(a)	4,965
12,560	Kinder Morgan, Inc.	224,322
1,500	Laredo Petroleum, Inc.†(a)	11,895
7,272	Marathon Oil Corp.	81,010
5,581	Marathon Petroleum Corp.	207,502
375	Matador Resources Co.†(a)	7,110
450	Matrix Service Co.†	7,965
2,875	McDermott International, Inc.†	11,759
550	Memorial Resource Development Corp.†	5,599
1,575	Murphy Oil Corp.(a)	39,674
3,100	Nabors Industries, Ltd.	28,520
3,736	National Oilwell Varco, Inc.(a)	116,190
1,525	Newfield Exploration Co.†	50,706
875	Newpark Resources, Inc.†(a)	3,780
3,137	Noble Energy, Inc.	98,533
1,000	Northern Oil and Gas, Inc.†(a)	3,990
400	Northern Tier Energy	9,428
8,150	Occidental Petroleum Corp.	557,704
800	Oceaneering International, Inc.(a)	26,592
500	Oil States International, Inc.†(a)	15,760
2,050	ONEOK, Inc.(a)	61,213
1	Pacific Ethanol, Inc.†(a)	5
1,325	Parker Drilling Co.†(a)	2,809
650	Parsley Energy, Inc., Class A†(a)	14,690
1,950	Patterson-UTI Energy, Inc.(a)	34,359
975	PBF Energy, Inc., Class A	32,370
375	PDC Energy, Inc.†	22,294
5,002	Phillips 66	433,123
675	Pioneer Energy Services Corp.†(a)	1,485
1,484	Pioneer Natural Resources Co.	208,858
2,200	QEP Resources, Inc.(a)	31,042
1,708	Range Resources Corp.(a)	55,305
109	Renewable Energy Group, Inc.†(a)	1,029
675	Rice Energy, Inc.†(a)	9,423

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Energy — (continued)
1,600	Rowan PLC, Class A(a)	$25,760
1,012	RPC, Inc.(a)	14,350
600	RSP Permian, Inc.†(a)	17,424
325	Sanchez Energy Corp.†	1,784
13,360	Schlumberger, Ltd.	985,300
450	SemGroup Corp., Class A	10,080
1,000	Ship Finance International, Ltd.(a)	13,890
750	SM Energy Co.(a)	14,055
1,000	Solazyme, Inc.†(a)	2,030
3,325	Southwestern Energy Co.†(a)	26,833
6,666	Spectra Energy Corp.	203,980
475	Stone Energy Corp.†(a)	375
1,706	Superior Energy Services, Inc.	22,843
1,175	Synergy Resources Corp.†(a)	9,130
230	Targa Resources Corp.	6,868
775	Teekay Corp.(a)	6,711
1,291	Tesoro Corp.	111,039
850	TETRA Technologies, Inc.†(a)	5,398
1,600	Trico Marine Services, Inc.†	—
1,475	Ultra Petroleum Corp.†(a)	735
500	Unit Corp.†(a)	4,405
1,100	VAALCO Energy, Inc.†(a)	1,034
5,064	Valero Energy Corp.(a)	324,805
800	W&T Offshore, Inc.†(a)	1,752
725	Western Refining, Inc.(a)	21,090
300	Westmoreland Coal Co.†(a)	2,163
1,922	Whiting Petroleum Corp.†(a)	15,338
8,500	Williams Cos., Inc. (The)	136,595
475	World Fuel Services Corp.	23,075
1,925	WPX Energy, Inc.†(a)	13,456
		13,344,712
Financials — 17.7%
676	Acadia Realty Trust(a) (b)	23,748
578	Affiliated Managers Group, Inc.†	93,867
4,525	Aflac, Inc.	285,708
450	Alexander & Baldwin, Inc.(a)	16,506
859	Alexandria Real Estate Equities, Inc.(b)	78,075
127	Alleghany Corp.†	63,017
4,125	Allstate Corp. (The)	277,901
33	Altisource Residential Corp., Class B(a) (b)	396
425	American Assets Trust, Inc.(b)	16,966
1,282	American Campus Communities, Inc.(a) (b)	60,369
3,525	American Capital Agency Corp.(b)	65,671
575	American Capital Mortgage Investment Corp.(b)	8,441
2,600	American Capital, Ltd.†(a)	39,624
1,100	American Equity Investment Life Holding Co.(a)	18,480
9,283	American Express Co.	569,976
700	American Financial Group, Inc.	49,259
1,700	American Homes 4 Rent, Class A(b)	27,030
4,900	American International Group, Inc.	264,845
300	American National Insurance Co.(a)	34,650
4,538	American Tower Corp., Class A(b)	464,555
1,852	Ameriprise Financial, Inc.	174,107
300	Ameris Bancorp	8,874
300	Amerisafe, Inc.	15,762
664	AmTrust Financial Services, Inc.(a)	17,184
9,325	Annaly Capital Management, Inc.(a) (b)	95,674
1,500	Anworth Mortgage Asset Corp.(a) (b)	6,990
1,781	Apartment Investment & Management Co., Class A(b)	74,481

Shares		Value
Financials — (continued)
600	Apollo Commercial Real Estate Finance, Inc.(a) (b)	$9,780
2,675	Apollo Investment Corp.	14,846
200	Arbor Realty Trust, Inc.(a) (b)	1,354
800	Arch Capital Group, Ltd.†	56,880
3,675	Ares Capital Corp.1(a)	54,537
330	Argo Group International Holdings, Ltd.	18,939
4	Arlington Asset Investment Corp., Class A(a)	50
1,550	Arthur J. Gallagher & Co.	68,944
300	Artisan Partners Asset Management, Inc., Class A(a)	9,252
130	Ashford Hospitality Prime, Inc.(a) (b)	1,517
544	Ashford Hospitality Trust, Inc.(a) (b)	3,471
6	Ashford, Inc.†	274
650	Aspen Insurance Holdings, Ltd.	31,005
1,200	Associated Banc-Corp(a)	21,528
600	Assurant, Inc.	46,290
1,650	Assured Guaranty, Ltd.	41,745
700	Astoria Financial Corp.	11,088
200	Atlanticus Holdings Corp.†(a)	600
600	AV Homes, Inc.†(a)	6,816
1,508	AvalonBay Communities, Inc.(b)	286,822
775	Axis Capital Holdings, Ltd.	42,981
50	Bancorp, Inc.†(a)	286
1,150	BancorpSouth, Inc.(a)	24,506
110,273	Bank of America Corp.	1,490,891
450	Bank of Hawaii Corp.(a)	30,726
11,738	Bank of New York Mellon Corp. (The)	432,311
765	Bank of the Ozarks, Inc.(a)	32,107
700	BankFinancial Corp.(a)	8,274
375	BankUnited, Inc.	12,915
300	Banner Corp.	12,612
8,262	BB&T Corp.(a)	274,877
600	BBCN Bancorp, Inc.(a)	9,114
4	BBX Capital Corp., Class A†(a)	64
549	Beneficial Bancorp, Inc.†(a)	7,516
20,609	Berkshire Hathaway, Inc., Class B†	2,924,005
2,300	BGC Partners, Inc., Class A	20,815
1,383	BlackRock, Inc., Class A	471,008
900	Blackstone Mortgage Trust, Inc., Class A(b)	24,174
400	BNC Bancorp(a)	8,448
672	BofI Holding, Inc.†(a)	14,340
1,000	Boston Private Financial Holdings, Inc.(a)	11,450
1,757	Boston Properties, Inc.(b)	223,280
1,988	Brandywine Realty Trust(b)	27,892
1,075	Brixmor Property Group, Inc.(b)	27,541
3,075	Brookfield Property Partners	71,278
1,500	Brookline Bancorp, Inc.	16,515
1,300	Brown & Brown, Inc.	46,540
100	Camden National Corp.(a)	4,200
825	Camden Property Trust(a) (b)	69,374
30	Capital Bank Financial Corp., Class A	926
350	Capital City Bank Group, Inc.(a)	5,107
4,985	Capital One Financial Corp.	345,510
1,000	Capitol Federal Financial, Inc.	13,260
1,700	Capstead Mortgage Corp.(a) (b)	16,813
100	Cardinal Financial Corp.	2,035
978	Care Capital Properties, Inc.(b)	26,250
403	CareTrust, Inc.(b)	5,118
325	Cash America International, Inc.	12,558
763	Cathay General Bancorp(a)	21,616
1,205	CBL & Associates Properties, Inc.(a) (b)	14,339

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
100	CBOE Holdings, Inc.	$6,533
3,425	CBRE Group, Inc., Class A†	98,708
650	Cedar Realty Trust, Inc.(a) (b)	4,699
12,839	Charles Schwab Corp. (The)	359,749
498	Charter Financial Corp.(a)	6,723
425	Chatham Lodging Trust(a) (b)	9,108
500	Chemical Financial Corp.(a)	17,845
625	Chesapeake Lodging Trust(b)	16,537
2,380	Chimera Investment Corp.(b)	32,344
1,487	Chubb, Ltd.	177,176
23	CIFC Corp.	163
1,294	Cincinnati Financial Corp.	84,576
1,650	CIT Group, Inc.	51,199
31,540	Citigroup, Inc.	1,316,795
2,575	Citizens Financial Group, Inc.	53,946
3,172	CME Group, Inc., Class A	304,671
300	CNA Financial Corp.	9,654
1,625	CNO Financial Group, Inc.(a)	29,120
750	CoBiz Financial, Inc.	8,865
350	Cohen & Steers, Inc.	13,622
1,250	Colony Capital, Inc., Class A(a) (b)	20,962
415	Colony Starwood Homes(a) (b)	10,271
276	Columbia Banking System, Inc.	8,258
1,625	Columbia Property Trust, Inc.(b)	35,734
1,683	Comerica, Inc.(a)	63,735
981	Commerce Bancshares, Inc.(a)	44,096
1,578	Communications Sales & Leasing, Inc.(a) (b)	35,110
500	Community Bank System, Inc.(a)	19,105
110	Community Trust Bancorp, Inc.	3,885
300	CoreSite Realty Corp., Class Comdty (histrt)(a) (b)	21,003
850	Corporate Office Properties Trust(b)	22,304
1,199	Corrections Corp. of America(b)	38,428
2,613	Cousins Properties, Inc.(b)	27,123
199	Cowen Group, Inc., Class A†(a)	758
200	Crawford & Co., Class B(a)	1,296
112	Credit Acceptance Corp.†(a)	20,334
2,941	Crown Castle International Corp.(b)	254,396
1,737	CubeSmart, Class Comdty (histrt)(b)	57,842
432	Cullen/Frost Bankers, Inc.(a)	23,808
1,000	CVB Financial Corp.(a)	17,450
725	CyrusOne, Inc.(b)	33,096
1,575	CYS Investments, Inc.(b)	12,820
1,187	DCT Industrial Trust, Inc.(b)	46,851
3,845	DDR Corp.(b)	68,403
2,502	DiamondRock Hospitality Co.(a) (b)	25,320
1,450	Digital Realty Trust, Inc.(b)	128,310
4,475	Discover Financial Services	227,867
1,100	Donegal Group, Inc., Class A(a)	15,818
1,725	Douglas Emmett, Inc.(b)	51,940
3,626	Duke Realty Corp.(a) (b)	81,730
700	DuPont Fabros Technology, Inc.(a) (b)	28,371
2,728	E*Trade Financial Corp.†	66,809
300	Eagle Bancorp, Inc.†	14,400
1,425	East West Bancorp, Inc.	46,284
375	EastGroup Properties, Inc.(a) (b)	22,639
1,325	Eaton Vance Corp.(a)	44,414
633	Education Realty Trust, Inc.(a) (b)	26,333
175	eHealth, Inc.†	1,643
425	Ellington Financial LLC	7,404
1,100	Empire State Realty Trust, Inc., Class A(b)	19,283
375	Employers Holdings, Inc.	10,552
200	Encore Capital Group, Inc.†(a)	5,148
588	Endurance Specialty Holdings, Ltd.	38,420
297	Enova International, Inc.†(a)	1,874

Shares		Value
Financials — (continued)
120	Enstar Group, Ltd.†(a)	$19,510
50	Enterprise Financial Services Corp.	1,352
600	EPR Properties(a) (b)	39,972
530	Equinix, Inc.(b)	175,276
1,293	Equity Commonwealth† (b)	36,488
1,000	Equity Lifestyle Properties, Inc.(b)	72,730
825	Equity One, Inc.(b)	23,644
4,054	Equity Residential(b)	304,172
300	Erie Indemnity Co., Class A	27,897
719	Essex Property Trust, Inc.(b)	168,145
350	Evercore Partners, Inc., Class A	18,113
336	Everest Re Group, Ltd.	66,336
1,500	Extra Space Storage, Inc.(b)	140,190
1,000	Ezcorp, Inc., Class A†(a)	2,970
350	FactSet Research Systems, Inc.	53,036
14,375	Fannie Mae†	20,125
790	Federal Realty Investment Trust(b)	123,279
1,200	Federated Investors, Inc., Class B(a)	34,620
200	Federated National Holding Co.(a)	3,932
1,475	FelCor Lodging Trust, Inc.(a) (b)	11,977
1,750	Fifth Street Finance Corp.	8,785
8,801	Fifth Third Bancorp	146,889
525	Financial Engines, Inc.(a)	16,501
1,200	Financial Institutions, Inc.	34,884
100	First Acceptance Corp.†(a)	180
827	First American Financial Corp.	31,517
300	First Bancorp	5,655
2,516	First BanCorp†	7,347
500	First Cash Financial Services, Inc.	23,030
50	First Citizens BancShares, Inc., Class A(a)	12,554
800	First Commonwealth Financial Corp.(a)	7,088
425	First Community Bancshares, Inc.(a)	8,432
575	First Financial Bancorp	10,454
600	First Financial Bankshares, Inc.(a)	17,748
100	First Financial Corp.(a)	3,421
2,433	First Horizon National Corp.	31,872
1,375	First Industrial Realty Trust, Inc.(b)	31,267
425	First Merchants Corp.	10,017
800	First Midwest Bancorp, Inc.	14,416
3,424	First Niagara Financial Group, Inc.	33,144
800	First Potomac Realty Trust(b)	7,248
150	First Republic Bank	9,996
1,582	FirstMerit Corp.	33,301
1,650	FNB Corp.(a)	21,467
3,184	FNF Group	107,938
2,100	Forest City Realty Trust, Inc., Class A(b)	44,289
444	Four Corners Property Trust, Inc.(a) (b)	7,970
4,546	Franklin Resources, Inc.(a)	177,521
950	Franklin Street Properties Corp.(a) (b)	10,079
8,075	Freddie Mac†	10,821
2,700	FS Investment Corp.(a)	24,759
1,850	Fulton Financial Corp.(a)	24,753
1,137	Gaming and Leisure Properties, Inc.(b)	35,156
4,415	General Growth Properties, Inc.(b)	131,258
5,850	Genworth Financial, Inc., Class A†(a)	15,971
402	Getty Realty Corp.(a) (b)	7,972
900	Glacier Bancorp, Inc.	22,878
4,517	Goldman Sachs Group, Inc. (The)	709,079
475	Golub Capital BDC, Inc.	8,222
550	Government Properties Income Trust(a) (b)	9,818
4,263	Gramercy Property Trust(a) (b)	36,022
550	Green Dot Corp., Class A†	12,634
300	Greenhill & Co., Inc.	6,660
200	Guaranty Bancorp	3,092
100	Hallmark Financial Services, Inc.†	1,150
800	Hancock Holding Co.(a)	18,368

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
69	Hanmi Financial Corp.	$1,519
400	Hanover Insurance Group, Inc. (The)	36,088
4,200	Hartford Financial Services Group, Inc.	193,536
1,000	Hatteras Financial Corp.(a) (b)	14,300
5,150	HCP, Inc.(b)	167,787
1,175	Healthcare Realty Trust, Inc.(a) (b)	36,296
1,025	Healthcare Trust of America, Inc., Class A(b)	30,156
775	Hercules Technology Growth Capital, Inc.	9,308
50	Heritage Commerce Corp.	501
550	Hersha Hospitality Trust, Class A(a) (b)	11,737
375	HFF, Inc., Class A	10,324
1,100	Highwoods Properties, Inc.(a) (b)	52,591
1,500	Hilltop Holdings, Inc.†(a)	28,320
625	Home BancShares, Inc.	25,594
375	Horace Mann Educators Corp.	11,884
1,850	Hospitality Properties Trust(a) (b)	49,136
8,574	Host Hotels & Resorts, Inc.(a) (b)	143,186
421	Howard Hughes Corp. (The)†	44,580
700	Hudson Pacific Properties, Inc.(b)	20,244
7,701	Huntington Bancshares, Inc.	73,468
375	IBERIABANK Corp.	19,226
85	Impac Mortgage Holdings, Inc.†(a)	1,179
300	Independent Bank Corp.	13,788
500	Interactive Brokers Group, Inc., Class A(a)	19,660
1,117	Intercontinental Exchange, Inc.	262,651
700	International Bancshares Corp.(a)	17,262
500	International. FCStone, Inc.†(a)	13,365
1,000	Invesco Mortgage Capital, Inc.(a) (b)	12,180
4,625	Invesco, Ltd.	142,311
1,000	Investment Technology Group, Inc.	22,100
1,325	Investors Bancorp, Inc.(a)	15,423
1,800	Investors Real Estate Trust(a) (b)	13,068
1,672	Iron Mountain, Inc.(a) (b)	56,698
2,475	Janus Capital Group, Inc.(a)	36,209
400	Jones Lang LaSalle, Inc.	46,928
38,584	JPMorgan Chase & Co.	2,284,944
828	Kearny Financial Corp.(a)	10,226
650	Kemper Corp.(a)	19,221
925	Kennedy-Wilson Holdings, Inc.	20,258
9,023	KeyCorp	99,614
1,000	Kilroy Realty Corp.(b)	61,870
4,650	Kimco Realty Corp.(b)	133,827
1,125	Kite Realty Group Trust(b)	31,174
700	Lamar Advertising Co., Class A(a) (b)	43,050
1,000	LaSalle Hotel Properties(a) (b)	25,310
375	LegacyTexas Financial Group, Inc.	7,369
1,200	Legg Mason, Inc.	41,616
90	LendingTree, Inc.†(a)	8,800
3,507	Leucadia National Corp.	56,708
1,875	Lexington Realty Trust(a) (b)	16,125
1,525	Liberty Property Trust(a) (b)	51,027
2,775	Lincoln National Corp.	108,780
3,525	Loews Corp.	134,867
200	LPL Financial Holdings, Inc.	4,960
350	LTC Properties, Inc.(a) (b)	15,834
1,172	M&T Bank Corp.(a)	130,092
1,538	Macerich Co. (The)(b)	121,871
1,025	Mack-Cali Realty Corp.(a) (b)	24,088
675	Maiden Holdings, Ltd.(a)	8,734
475	Main Street Capital Corp.(a)	14,891
138	Markel Corp.†	123,037
350	MarketAxess Holdings, Inc.(a)	43,690
5,470	Marsh & McLennan Cos., Inc.	332,521
865	MB Financial, Inc.	28,069

Shares		Value
Financials — (continued)
1,900	MBIA, Inc.†(a)	$16,815
2,531	McGraw Hill Financial, Inc.	250,518
600	Medallion Financial Corp.(a)	5,538
1,500	Medical Properties Trust, Inc.(a) (b)	19,470
300	Mercury General Corp.(a)	16,650
10,046	MetLife, Inc.	441,421
4,000	MFA Financial, Inc.(a) (b)	27,400
1,500	MGIC Investment Corp.†	11,505
914	Mid-America Apartment Communities, Inc.(a) (b)	93,420
2,300	Monogram Residential Trust, Inc.(a) (b)	22,678
1,784	Moody's Corp.(a)	172,263
17,225	Morgan Stanley	430,797
997	MSCI, Inc., Class A	73,858
1,325	NASDAQ OMX Group, Inc. (The)	87,954
525	National General Holdings Corp.	11,335
325	National Health Investors, Inc.(a) (b)	21,619
400	National Interstate Corp.(a)	11,968
1,050	National Penn Bancshares, Inc.(a)	11,172
1,200	National Retail Properties, Inc.(b)	55,440
3,100	Navient Corp.	37,107
500	NBT Bancorp, Inc.(a)	13,475
325	Nelnet, Inc., Class A(a)	12,795
650	New Mountain Finance Corp.(a)	8,216
1,400	New Residential Investment Corp.(a) (b)	16,282
695	New Senior Investment Group, Inc.(b)	7,159
5,087	New York Community Bancorp, Inc.	80,883
2,000	New York, Inc.(b)	20,200
695	Newcastle Investment Corp.(a) (b)	3,009
2,350	Northern Trust Corp.	153,150
2,153	NorthStar Asset Management Group, Inc.(a)	24,437
542	NorthStar Realty Europe Corp.(b)	6,287
1,626	NorthStar Realty Finance Corp.(a) (b)	21,333
875	Northwest Bancshares, Inc.(a)	11,821
1,400	Oaktree Capital Group LLC, Class A	69,062
432	OFG Bancorp(a)	3,020
1,500	Old National Bancorp	18,285
2,161	Old Republic International Corp.	39,503
400	Old Second Bancorp, Inc.†(a)	2,868
1,725	Omega Healthcare Investors, Inc.(a) (b)	60,893
600	OneBeacon Insurance Group, Ltd., Class A(a)	7,638
600	OneMain Holdings, Inc., Class A†(a)	16,458
400	Oritani Financial Corp.	6,788
336	Outfront Media, Inc.(b)	7,090
1,267	PacWest Bancorp	47,069
1,800	Paramount Group, Inc.(b)	28,710
187	Park National Corp.	16,830
1,100	Parkway Properties, Inc.(a) (b)	17,226
1,000	Pebblebrook Hotel Trust(a) (b)	29,070
775	Pennsylvania Real Estate Investment Trust(a) (b)	16,934
775	PennyMac Mortgage Investment Trust(a) (b)	10,571
2,997	People's United Financial, Inc.(a)	47,742
573	PHH Corp.†(a)	7,185
62	Phoenix, Inc.†	2,284
900	Physicians Realty Trust(b)	16,722
2,100	Piedmont Office Realty Trust, Inc., Class A(a) (b)	42,651
350	Pinnacle Financial Partners, Inc.	17,171
300	Piper Jaffray Cos.†	14,868
5,392	PNC Financial Services Group, Inc.	456,001
1,157	Popular, Inc.	33,102
600	Post Properties, Inc.(b)	35,844
400	Potlatch Corp.(b)	12,600

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
600	PRA Group, Inc.†(a)	$17,634
200	Preferred Bank(a)	6,050
300	Primerica, Inc.(a)	13,359
2,550	Principal Financial Group, Inc.	100,598
697	PrivateBancorp, Inc., Class A	26,904
530	ProAssurance Corp.	26,818
5,875	Progressive Corp. (The)	206,448
5,960	Prologis, Inc.(b)	263,313
3,375	Prospect Capital Corp.(a)	24,536
500	Prosperity Bancshares, Inc.(a)	23,195
600	Provident Financial Services, Inc.	12,114
4,563	Prudential Financial, Inc.	329,540
300	PS Business Parks, Inc.(a) (b)	30,153
1,655	Public Storage(b)	456,499
2,077	Pzena Investment Management, Inc., Class A(a)	15,681
300	QTS Realty Trust, Class A(b)	14,214
2,145	Radian Group, Inc.	26,598
66	RAIT Financial Trust(a) (b)	207
1,000	Ramco-Gershenson Properties Trust(a) (b)	18,030
1,225	Raymond James Financial, Inc.(a)	58,322
1,501	Rayonier, Inc.(a) (b)	37,045
2,000	Realty Income Corp.(a) (b)	125,020
1,200	Redwood Trust, Inc.(b)	15,696
1,025	Regency Centers Corp.(b)	76,721
12,231	Regions Financial Corp.	96,013
687	Reinsurance Group of America, Inc., Class A	66,124
400	RenaissanceRe Holdings, Ltd.	47,932
400	Renasant Corp.	13,164
315	Republic Bancorp, Inc., Class A(a)	8,136
250	Resource America, Inc., Class A(a)	1,443
50	Resource Capital(a) (b)	563
725	Retail Opportunity Investments Corp.(b)	14,587
725	Retail Properties of America, Inc., Class A(b)	11,491
425	RLI Corp.(a)	28,416
1,500	RLJ Lodging Trust(a) (b)	34,320
71	RMR Group, Inc.†	1,776
174	Rouse Properties, Inc.(b)	3,198
525	Ryman Hospitality Properties, Inc.(a) (b)	27,027
350	S&T Bancorp, Inc.(a)	9,016
675	Sabra Health Care, Inc.(b)	13,561
200	Saul Centers, Inc.(b)	10,604
150	Seacoast Banking Corp of Florida†(a) (c)	2,369
1,300	SEI Investments Co.	55,965
350	Select Income(a) (b)	8,068
600	Selective Insurance Group, Inc.	21,966
2,750	Senior Housing Properties Trust(b)	49,198
600	Seritage Growth Properties(a) (b)	29,982
494	Signature Bank†	67,243
152	Silver Bay Realty Trust Corp.(b)	2,257
200	Simmons First National Corp., Class A(a)	9,014
3,493	Simon Property Group, Inc.(b)	725,461
1,157	SL Green Realty Corp.(a) (b)	112,090
4,300	SLM Corp.†	27,348
500	Solar Capital, Ltd.	8,640
300	South State Corp.	19,269
315	Southside Bancshares, Inc.	8,212
50	Southwest Bancorp, Inc.	753
450	Sovran Self Storage, Inc.(b)	53,078
4,000	Spirit Realty Capital, Inc.(b)	45,000
500	St. Joe Co. (The)†(a)	8,575
450	STAG Industrial, Inc.(b)	9,162
2,550	Starwood Property Trust, Inc.(a) (b)	48,272
400	State Auto Financial Corp.(a)	8,824

Shares		Value
Financials — (continued)
4,340	State Street Corp.	$253,977
1,113	Sterling Bancorp	17,730
300	Stewart Information Services Corp.	10,884
640	Stifel Financial Corp.†	18,944
675	STORE Capital Corp.(b)	17,469
50	Suffolk Bancorp(a)	1,262
975	Summit Hotel Properties, Inc.(b)	11,671
164	Sun Bancorp, Inc.†(a)	3,396
500	Sun Communities, Inc.(a) (b)	35,805
2,415	Sunstone Hotel Investors, Inc.(a) (b)	33,810
4,780	SunTrust Banks, Inc.	172,462
501	SVB Financial Group†	51,127
9,425	Synchrony Financial†	270,121
1,547	Synovus Financial Corp.	44,724
2,754	T Rowe Price Group, Inc.	202,309
1,300	Tanger Factory Outlet Centers, Inc.(b)	47,307
800	Taubman Centers, Inc.(b)	56,984
1,500	TCF Financial Corp.	18,390
3,153	TD Ameritrade Holding Corp.	99,414
50	Tejon Ranch Co.†	1,028
575	Terreno Realty Corp.(a) (b)	13,484
384	Texas Capital Bancshares, Inc.†	14,738
1,250	TFS Financial Corp.	21,713
1,250	Torchmark Corp.	67,700
103	Towne Bank(a)	1,977
3,230	Travelers Cos., Inc. (The)	376,973
350	Triangle Capital Corp.(a)	7,203
409	TriCo Bancshares(a)	10,356
1,208	TrustCo Bank Corp. NY	7,321
1,000	Trustmark Corp.(a)	23,030
4,125	Two Harbors Investment Corp.(b)	32,752
18,759	U.S. Bancorp	761,428
2,853	UDR, Inc.(a) (b)	109,926
400	UMB Financial Corp.(a)	20,652
2,275	Umpqua Holdings Corp.(a)	36,081
575	Union Bankshares Corp.(a)	14,162
832	United Bankshares, Inc.(a)	30,534
474	United Community Banks, Inc.	8,755
317	United Community Financial Corp.(a)	1,861
542	United Financial Bancorp, Inc.	6,824
300	United Fire Group, Inc.	13,146
394	United Security Bancshares†	1,950
200	Universal Health Realty Income Trust(a) (b)	11,250
2,432	Unum Group	75,197
1,286	Urban Edge Properties(b)	33,230
500	Urstadt Biddle Properties, Inc., Class A(a) (b)	10,475
783	Validus Holdings, Ltd.	36,950
2,225	Valley National Bancorp(a)	21,226
3,615	Ventas, Inc.(b)	227,600
8,775	VEREIT, Inc.(b)	77,834
48	Virtus Investment Partners, Inc.(a)	3,749
2,072	Vornado Realty Trust(b)	195,659
1,875	Voya Financial, Inc.	55,819
687	W.R. Berkley Corp.	38,609
1,125	Waddell & Reed Financial, Inc., Class A(a)	26,482
220	Walter Investment Management Corp.†(a)	1,681
733	Washington Federal, Inc.(a)	16,602
750	Washington Real Estate Investment Trust(a) (b)	21,907
400	Washington Trust Bancorp, Inc.	14,928
1,100	Webster Financial Corp.	39,490
1,700	Weingarten Realty Investors(b)	63,784
48,967	Wells Fargo & Co.	2,368,044

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
3,962	Welltower, Inc.(b)	$274,725
350	WesBanco, Inc.	10,398
383	Westamerica Bancorporation(a)	18,656
1,150	Western Alliance Bancorp†	38,387
200	Westfield Financial, Inc.(a)	1,686
7,977	Weyerhaeuser Co.(b)	247,127
80	White Mountains Insurance Group, Ltd.	64,208
500	Willis Towers Watson PLC	59,330
700	Wilshire Bancorp, Inc.(a)	7,210
425	Wintrust Financial Corp.	18,844
750	WisdomTree Investments, Inc.(a)	8,572
100	World Acceptance Corp.†(a)	3,792
2,292	WP Glimcher, Inc.(b)	21,751
2,280	Zions Bancorporation	55,199
		37,684,442
Health Care — 12.6%
15,625	Abbott Laboratories	653,594
14,200	AbbVie, Inc.	811,104
350	ABIOMED, Inc.†(a)	33,183
475	Acadia Healthcare Co., Inc.†(a)	26,177
625	ACADIA Pharmaceuticals, Inc.†(a)	17,475
300	Accretive Health, Inc.†(a)	765
375	Acorda Therapeutics, Inc.†	9,919
300	Aegerion Pharmaceuticals, Inc.†(a)	1,110
3,768	Aetna, Inc.	423,335
200	Affymetrix, Inc.†(a)	2,802
3,346	Agilent Technologies, Inc.	133,338
300	Agios Pharmaceuticals, Inc.†(a)	12,180
300	Air Methods Corp.†(a)	10,866
900	Akorn, Inc.†(a)	21,177
700	Albany Molecular Research, Inc.†(a)	10,703
300	Alder Biopharmaceuticals, Inc.†(a)	7,347
850	Alere, Inc.†	43,018
1,828	Alexion Pharmaceuticals, Inc.†	254,494
750	Align Technology, Inc.†	54,518
1,300	Alkermes PLC†(a)	44,447
3,782	Allergan PLC†	1,013,689
140	Alliance HealthCare Services, Inc.†	1,007
1,825	Allscripts Healthcare Solutions, Inc.†(a)	24,108
713	Alnylam Pharmaceuticals, Inc.†	44,755
100	AMAG Pharmaceuticals, Inc.†(a)	2,340
201	Amedisys, Inc.†	9,716
1,905	AmerisourceBergen Corp., Class A	164,878
6,887	Amgen, Inc.	1,032,568
1,225	Amicus Therapeutics, Inc.†(a)	10,351
250	AMN Healthcare Services, Inc.†(a)	8,402
375	Amsurg Corp., Class A†	27,975
475	Anacor Pharmaceuticals, Inc.†(a)	25,389
130	Analogic Corp.	10,271
500	Anika Therapeutics, Inc.†(a)	22,360
2,736	Anthem, Inc.	380,277
400	Aralez Pharmaceuticals, Inc.†(a)	1,420
1,775	ARIAD Pharmaceuticals, Inc.†(a)	11,342
600	Arrowhead Research Corp.†(a)	2,892
45	Asterias Biotherapeutics, Inc.†(a)	211
321	athenahealth, Inc.†(a)	44,548
6,213	Baxalta, Inc.	251,005
5,838	Baxter International, Inc.	239,825
2,255	Becton Dickinson and Co.	342,354
1,939	Biogen, Inc.†	504,760
1,075	BioMarin Pharmaceutical, Inc.†	88,666
199	Bio-Rad Laboratories, Inc., Class A†	27,207
332	Bio-Techne Corp.	31,381
286	Bluebird Bio, Inc.†(a)	12,155
11,239	Boston Scientific Corp.†	211,406

Shares		Value
Health Care — (continued)
17,475	Bristol-Myers Squibb Co.	$1,116,303
2,194	Brookdale Senior Living, Inc., Class A†	34,841
1,500	Bruker Corp.	42,000
725	C.R. Bard, Inc.	146,936
350	Cambrex Corp.†	15,400
300	Cantel Medical Corp.	21,408
100	Capital Senior Living Corp.†(a)	1,852
3,513	Cardinal Health, Inc.	287,890
325	Cardiovascular Systems, Inc.†(a)	3,370
550	Catalent, Inc.†(a)	14,668
8,343	Celgene Corp.†	835,051
927	Celldex Therapeutics, Inc.†(a)	3,504
1,333	Centene Corp.†(a)	82,085
500	Cepheid, Inc.†	16,680
2,850	Cerner Corp.†(a)	150,936
500	Charles River Laboratories International, Inc.†	37,970
136	Chemed Corp.	18,421
300	Chimerix, Inc.†(a)	1,533
2,663	Cigna Corp.	365,470
300	Clovis Oncology, Inc.†(a)	5,760
832	Community Health Systems, Inc.†(a)	15,400
100	Computer Programs & Systems, Inc.(a)	5,212
300	CONMED Corp.	12,582
400	Cooper Cos., Inc. (The)(a)	61,588
226	CTI BioPharma Corp.†(a)	120
91	Cynosure, Inc., Class A†	4,015
1,808	DaVita HealthCare Partners, Inc.†	132,671
2,427	DENTSPLY SIRONA, Inc.	149,579
675	Depomed, Inc.†(a)	9,403
820	DexCom, Inc.†	55,686
425	Dynavax Technologies Corp.†(a)	8,177
1,800	Edwards Lifesciences Corp.†	158,778
9,763	Eli Lilly & Co.	703,034
293	Emergent BioSolutions, Inc.†(a)	10,651
922	Endo International PLC†	25,954
700	Endologix, Inc.†(a)	5,852
600	Ensign Group, Inc. (The)(a)	13,584
600	Envision Healthcare Holdings, Inc.†	12,240
775	Exact Sciences Corp.†(a)	5,224
800	Exelixis, Inc.†(a)	3,200
6,637	Express Scripts Holding Co.†	455,896
100	Five Star Quality Care, Inc.†(a)	229
700	Genesis Healthcare, Inc., Class A†(a)	1,624
500	Genomic Health, Inc.†	12,385
1,100	Geron Corp.†(a)	3,212
13,013	Gilead Sciences, Inc.	1,195,374
300	Greatbatch, Inc.†(a)	10,692
550	Haemonetics Corp.†	19,239
1,700	Halozyme Therapeutics, Inc.†(a)	16,099
597	Halyard Health, Inc.†	17,152
350	Hanger, Inc.†(a)	2,275
500	HCA Holdings, Inc.†	39,025
1,100	HealthSouth Corp.	41,393
170	HeartWare International, Inc.†(a)	5,341
672	Henry Schein, Inc.†	116,007
600	Hill-Rom Holdings, Inc.	30,180
925	HMS Holdings Corp.†	13,274
2,077	Hologic, Inc.†	71,657
1,125	Horizon Pharma PLC†	18,641
1,355	Humana, Inc.	247,897
200	ICU Medical, Inc.†	20,820
818	IDEXX Laboratories, Inc.†	64,066
1,262	Illumina, Inc.†	204,583
1,000	ImmunoGen, Inc.†(a)	8,520

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — (continued)
650	Impax Laboratories, Inc.†(a)	$20,813
825	IMS Health Holdings, Inc.†	21,904
1,700	Incyte Corp., Ltd.†	123,199
600	Infinity Pharmaceuticals, Inc.†	3,162
1,000	Innoviva, Inc.(a)	12,590
475	Insulet Corp.†	15,751
300	Integra LifeSciences Holdings Corp.†(a)	20,208
137	Intercept Pharmaceuticals, Inc.†(a)	17,600
400	Intrexon Corp.†(a)	13,556
365	Intuitive Surgical, Inc.†	219,383
700	Ionis Pharmaceuticals, Inc.†(a)	28,350
1,000	Ironwood Pharmaceuticals, Inc., Class A†(a)	10,940
28,994	Johnson & Johnson	3,137,151
975	Keryx Biopharmaceuticals, Inc.†(a)	4,553
587	Kindred Healthcare, Inc.	7,249
300	Kite Pharma, Inc.†(a)	13,773
1,049	Laboratory Corp. of America Holdings†	122,869
300	Lannett Co., Inc.†(a)	5,379
600	LHC Group, Inc.†	21,336
565	LifePoint Health, Inc.†	39,126
164	Ligand Pharmaceuticals, Inc., Class B†(a)	17,563
300	LivaNova PLC†(a)	16,194
100	Magellan Health, Inc.†	6,793
600	Masimo Corp.†(a)	25,104
2,258	McKesson Corp.	355,071
650	Medicines Co. (The)†(a)	20,651
425	Medidata Solutions, Inc.†(a)	16,452
1,694	Medivation, Inc.†	77,890
900	MEDNAX, Inc.†	58,158
27,705	Merck & Co., Inc.	1,465,872
375	Meridian Bioscience, Inc.(a)	7,729
200	Mettler-Toledo International, Inc.†	68,952
600	MGC Diagnostics Corp.†(a)	3,648
300	Molina Healthcare, Inc.†(a)	19,347
200	Momenta Pharmaceuticals, Inc.†	1,848
3,675	Mylan NV†(a)	170,336
450	Myriad Genetics, Inc.†(a)	16,844
375	Natus Medical, Inc.†	14,411
950	Nektar Therapeutics†(a)	13,063
350	Neogen Corp.†	17,623
800	Neurocrine Biosciences, Inc.†	31,640
300	NewLink Genetics Corp.†(a)	5,460
2,150	Novavax, Inc.†(a)	11,094
400	NuVasive, Inc.†(a)	19,460
1,000	NxStage Medical, Inc.†	14,990
375	Omnicell, Inc.†	10,451
300	Ophthotech Corp.†	12,681
3,000	OPKO Health, Inc.†(a)	31,170
750	Orexigen Therapeutics, Inc.†(a)	422
300	Orthofix International NV†(a)	12,456
575	Owens & Minor, Inc.(a)	23,242
375	Pacira Pharmaceuticals, Inc.†(a)	19,868
6	Paratek Pharmaceuticals, Inc.†(a)	91
600	PAREXEL International Corp.†	37,638
950	Patterson Cos., Inc.(a)	44,204
1,092	PerkinElmer, Inc.(a)	54,010
5	Pernix Therapeutics Holdings, Inc.†(a)	5
60,562	Pfizer, Inc.	1,795,058
381	PharMerica Corp.†(a)	8,424
300	Portola Pharmaceuticals, Inc., Class A†(a)	6,120
300	PRA Health Sciences, Inc.†(a)	12,828
350	Premier, Inc., Class A†(a)	11,676
350	Prestige Brands Holdings, Inc.†	18,687
800	Progenics Pharmaceuticals, Inc.†(a)	3,488

Shares		Value
Health Care — (continued)
200	Providence Service Corp. (The)†(a)	$10,214
254	Puma Biotechnology, Inc.†(a)	7,460
575	Quality Systems, Inc.(a)	8,763
1,475	Quest Diagnostics, Inc.(a)	105,389
300	Quidel Corp.†	5,178
750	Quintiles Transnational Holdings, Inc.†	48,825
675	Raptor Pharmaceutical Corp.†	3,105
697	Regeneron Pharmaceuticals, Inc.†	251,227
1,100	ResMed, Inc.	63,602
1,600	Rigel Pharmaceuticals, Inc.†(a)	3,328
418	RTI Surgical, Inc.†(a)	1,672
600	Sagent Pharmaceuticals, Inc.†	7,302
300	Sangamo BioSciences, Inc.†(a)	1,815
400	Sarepta Therapeutics, Inc.†(a)	7,808
100	SeaSpine Holdings Corp.†	1,464
925	Seattle Genetics, Inc.†(a)	32,458
1,250	Select Medical Holdings Corp.(a)	14,763
1,500	Sequenom, Inc.†(a)	2,115
600	Simulations Plus, Inc.(a)	5,298
475	Spectranetics Corp.†(a)	6,897
2,625	St. Jude Medical, Inc.	144,375
350	STERIS PLC	24,867
3,440	Stryker Corp.	369,078
50	Symmetry Surgical, Inc.†	493
675	Team Health Holdings, Inc.†(a)	28,222
400	Teleflex, Inc.(a)	62,804
1,231	Tenet Healthcare Corp.†(a)	35,613
300	Tetraphase Pharmaceuticals, Inc.†(a)	1,389
1,275	TherapeuticsMD, Inc.†(a)	8,160
4,156	Thermo Fisher Scientific, Inc.	588,448
207	Ultragenyx Pharmaceutical, Inc.†(a)	13,105
400	United Therapeutics Corp.†(a)	44,572
9,456	UnitedHealth Group, Inc.	1,218,878
500	Universal American Corp.(a)	3,570
940	Universal Health Services, Inc., Class B	117,237
952	Varian Medical Systems, Inc.†(a)	76,179
300	Vascular Solutions, Inc.†	9,759
825	VCA, Inc.†	47,594
425	Veeva Systems, Inc., Class A†(a)	10,642
2,114	Vertex Pharmaceuticals, Inc.†	168,042
800	Waters Corp.†	105,536
450	WellCare Health Plans, Inc.†	41,737
650	West Pharmaceutical Services, Inc.	45,058
773	Wright Medical Group NV†	12,832
1,660	Zimmer Biomet Holdings, Inc.(a)	177,006
64	ZIOPHARM Oncology, Inc.†(a)	475
950	Zoetis, Inc., Class A	42,113
		26,753,490
Industrials — 10.9%
6,368	3M Co.(A)	1,061,100
525	AAON, Inc.(a)	14,700
500	ABM Industries, Inc.	16,155
300	Acacia Research Corp.(a)	1,137
300	Acme United Corp.	4,902
590	Actuant Corp., Class A(a)	14,579
375	Acuity Brands, Inc.(a)	81,802
1,675	ADT Corp.(a)	69,110
400	Advisory Board Co. (The)†	12,900
1,427	AECOM†(a)	43,937
500	Aerojet Rocketdyne Holdings, Inc.†(a)	8,190
700	AGCO Corp.(a)	34,790
1,000	Air Lease Corp., Class A(a)	32,120
1,200	Aircastle, Ltd.(a)	26,688
1,134	Alaska Air Group, Inc.	93,011
400	Albany International Corp., Class A	15,036

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — (continued)
153	Allegiant Travel Co., Class A	$27,243
300	Altra Industrial Motion Corp.(a)	8,334
100	AMERCO(a)	35,731
6,686	American Airlines Group, Inc.	274,193
300	American Railcar Industries, Inc.(a)	12,219
130	American Woodmark Corp.†	9,697
2,212	AMETEK, Inc.	110,556
3,275	AMR Corp., Escrow†	—
850	AO Smith Corp.	64,864
200	Apogee Enterprises, Inc.	8,778
375	Applied Industrial Technologies, Inc.	16,275
300	ArcBest Corp.(a)	6,477
200	Armstrong World Industries, Inc.†	9,674
200	Astec Industries, Inc.	9,334
300	Astronics Corp.†(a)	11,445
45	Astronics Corp., Class B†	1,730
300	Atlas Air Worldwide Holdings, Inc.†	12,681
1,192	Avis Budget Group, Inc.†(a)	32,613
225	AZZ, Inc.	12,735
1,134	B/E Aerospace, Inc.	52,300
912	Babcock & Wilcox Co., Class W	30,607
718	Babcock & Wilcox Enterprises, Inc.†	15,365
600	Barnes Group, Inc.	21,018
500	Beacon Roofing Supply, Inc.†	20,505
6,584	Boeing Co. (The)	835,773
445	Brady Corp., Class A	11,944
450	Briggs & Stratton Corp.	10,764
450	Brink's Co. (The)	15,115
450	Builders FirstSource, Inc.†	5,071
423	Carlisle Cos., Inc.	42,088
100	Casella Waste Systems, Inc., Class A†	670
6,136	Caterpillar, Inc.(a)	469,649
1,300	CBIZ, Inc.†(a)	13,117
400	CDI Corp.(a)	2,512
300	CEB, Inc.	19,419
400	CECO Environmental Corp.(a)	2,484
300	Celadon Group, Inc.(a)	3,144
1,500	CH Robinson Worldwide, Inc.(a)	111,345
1,032	Cintas Corp.	92,684
184	CIRCOR International, Inc.(a)	8,536
400	CLARCOR, Inc.	23,116
400	Clean Harbors, Inc.†(a)	19,736
925	Colfax Corp.†	26,446
400	Columbus McKinnon Corp.	6,304
300	Comfort Systems USA, Inc.	9,531
300	Commercial Vehicle Group, Inc.†(a)	795
1,400	Copart, Inc.†(a)	57,078
1,750	Covanta Holding Corp.(a)	29,505
100	Covenant Transportation Group, Inc., Class A†	2,419
325	Crane Co.	17,504
9,400	CSX Corp.	242,050
300	Cubic Corp.	11,988
1,604	Cummins, Inc.	176,344
300	Curtiss-Wright Corp.	22,701
6,270	Danaher Corp.	594,772
2,830	Deere & Co.(a)	217,882
8,750	Delta Air Lines, Inc.	425,950
500	Deluxe Corp.(a)	31,245
750	DigitalGlobe, Inc.†(a)	12,975
925	Donaldson Co., Inc.(a)	29,517
1,418	Dover Corp.	91,220
313	Dun & Bradstreet Corp.	32,264
100	DXP Enterprises, Inc.†(a)	1,756
350	Dycom Industries, Inc.†(a)	22,634
400	Dynamic Materials Corp.(a)	2,592

Shares		Value
Industrials — (continued)
5	Eagle Bulk Shipping, Inc.†(a)	$2
4,971	Eaton Corp. PLC	310,986
500	EMCOR Group, Inc.	24,300
6,953	Emerson Electric Co.	378,104
700	Empire Resources, Inc.(a)	2,296
200	Encore Wire Corp.	7,786
500	Energy Recovery, Inc.†	5,170
375	EnerSys, Inc.	20,895
179	Engility Holdings, Inc.†(a)	3,358
50	Ennis, Inc.	978
178	EnPro Industries, Inc.(a)	10,267
1,293	Equifax, Inc.	147,777
200	ESCO Technologies, Inc.	7,796
290	Esterline Technologies Corp.†(a)	18,580
1,850	Expeditors International of Washington, Inc.	90,299
270	Exponent, Inc.	13,773
2,900	Fastenal Co.(a)	142,100
1,000	Federal Signal Corp.(a)	13,260
2,438	FedEx Corp.	396,711
1,115	Flowserve Corp.(a)	49,517
1,386	Fluor Corp.	74,428
1,300	Fortune Brands Home & Security, Inc.(a)	72,852
300	Forward Air Corp.	13,596
600	Franklin Electric Co., Inc.(a)	19,302
500	FreightCar America, Inc.	7,790
600	FTI Consulting, Inc.†(a)	21,306
700	Fuel Tech, Inc.†(a)	1,225
300	G&K Services, Inc., Class A	21,975
325	GATX Corp.(a)	15,438
625	General Cable Corp.(a)	7,631
2,678	General Dynamics Corp.	351,809
105,921	General Electric Co.	3,367,229
585	Genessee & Wyoming, Inc., Class A†(a)	36,679
507	Gorman-Rupp Co. (The)(a)	13,147
362	Graco, Inc.(a)	30,394
400	Granite Construction, Inc.	19,120
1,500	Great Lakes Dredge & Dock Corp.†(a)	6,690
550	Greenbrier Cos., Inc.(a)	15,202
350	Griffon Corp.(a)	5,408
325	H&E Equipment Services, Inc.(a)	5,697
850	Hardinge, Inc.	10,599
625	Hawaiian Holdings, Inc.†	29,494
625	HD Supply Holdings, Inc.†	20,669
675	Healthcare Services Group, Inc.	24,847
625	Heartland Express, Inc.(a)	11,594
350	HEICO Corp., Class A(a)	16,660
200	Heidrick & Struggles International, Inc.(a)	4,740
600	Herman Miller, Inc.	18,534
2,150	Hertz Global Holdings, Inc.†	22,639
1,050	Hexcel Corp.	45,895
300	Hill International, Inc.†(a)	1,011
625	Hillenbrand, Inc.(a)	18,719
400	HNI Corp.	15,668
8,399	Honeywell International, Inc.	941,108
350	Hub Group, Inc., Class A†	14,277
338	Hubbell, Inc., Class B	35,804
419	Huntington Ingalls Industries, Inc.	57,378
400	Hurco Cos., Inc.(a)	13,196
200	Huron Consulting Group, Inc.†	11,638
118	Hyster-Yale Materials Handling, Inc.	7,859
675	IDEX Corp.	55,944
694	IHS, Inc., Class A†	86,167
3,201	Illinois Tool Works, Inc.	327,910
875	Industrial Services of America, Inc.†(a)	2,109
500	InnerWorkings, Inc.†	3,975

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — (continued)
100	Innovative Solutions & Support, Inc.†	$263
336	Insperity, Inc.(a)	17,381
500	Integrated Electrical Services, Inc.†(a)	7,335
500	Interface, Inc., Class A	9,270
400	International Shipholding Corp.(a)	820
400	Intersections, Inc.†(a)	984
1,100	ITT Corp.	40,579
1,250	Jacobs Engineering Group, Inc.†(a)	54,438
852	JB Hunt Transport Services, Inc.	71,772
1,750	JetBlue Airways Corp.†(a)	36,960
251	John Bean Technologies Corp.	14,159
875	Joy Global, Inc.(a)	14,061
200	Kadant, Inc.	9,032
300	Kaman Corp.(a)	12,807
1,152	Kansas City Southern	98,438
400	KAR Auction Services, Inc.	15,256
1,550	KBR, Inc.	23,994
400	Kelly Services, Inc., Class A(a)	7,648
800	Kennametal, Inc.	17,992
150	Kforce, Inc.	2,937
700	Kimball International, Inc., Class B	7,945
600	Kirby Corp.†	36,174
617	KLX, Inc.†(a)	19,830
650	Knight Transportation, Inc.(a)	16,998
500	Knoll, Inc.	10,825
525	Korn/Ferry International	14,852
10	Kratos Defense & Security Solutions, Inc.†(a)	49
875	L-3 Communications Holdings, Inc., Class 3	103,688
300	Landstar System, Inc.(a)	19,383
600	Layne Christensen Co.†(a)	4,314
457	Lennox International, Inc.(a)	61,782
600	Lincoln Electric Holdings, Inc.(a)	35,142
200	Lindsay Corp.(a)	14,322
100	LMI Aerospace, Inc.†(a)	851
2,951	Lockheed Martin Corp.	653,647
700	LSI Industries, Inc.	8,225
1,075	Manitowoc Co., Inc. (The)	4,655
702	Manpowergroup, Inc.	57,157
150	Marten Transport, Ltd.(a)	2,808
3,325	Masco Corp.	104,571
1,000	MasTec, Inc.†(a)	20,240
325	Matson, Inc.(a)	13,055
400	Matthews International Corp., Class A	20,588
300	McGrath RentCorp	7,524
1,550	Meritor, Inc.†(a)	12,493
300	MFRI, Inc.†	2,100
628	Middleby Corp.†(a)	67,052
406	Mobile Mini, Inc.(a)	13,406
300	Moog, Inc., Class A†	13,704
350	MSA Safety, Inc.	16,923
508	MSC Industrial Direct Co., Inc., Class A	38,766
600	Mueller Industries, Inc.	17,652
1,600	Mueller Water Products, Inc., Class A	15,808
1,500	Navigant Consulting, Inc.†	23,715
1,000	Navistar International Corp.†(a)	12,520
500	NCI Building Systems, Inc.†	7,100
100	NL Industries, Inc.†(a)	226
600	Nordson Corp.(a)	45,624
2,835	Norfolk Southern Corp.	236,014
300	Nortek, Inc.†(a)	14,487
1,937	Northrop Grumman Corp.	383,332
1,299	NOW, Inc.†(a)	23,018
600	Old Dominion Freight Line, Inc.†(a)	41,772
550	On Assignment, Inc.†	20,306

Shares		Value
Industrials — (continued)
608	Orbital ATK, Inc.	$52,860
500	Orion Energy Systems, Inc.†	695
650	Oshkosh Corp.(a)	26,565
1,100	Owens Corning	52,008
3,180	PACCAR, Inc.	173,914
1,353	Parker-Hannifin Corp.	150,291
300	Patrick Industries, Inc.†	13,617
1,825	Pentair PLC(a)	99,024
2,125	Pitney Bowes, Inc.	45,773
2,075	Plug Power, Inc.†(a)	4,254
250	PowerSecure International, Inc.†	4,672
475	Primoris Services Corp.(a)	11,543
1,000	Quanex Building Products Corp.	17,360
1,950	Quanta Services, Inc.†(a)	43,992
600	Raven Industries, Inc.(a)	9,612
3,155	Raytheon Co.	386,898
300	RBC Bearings, Inc.†(a)	21,978
400	Regal Beloit Corp.	25,236
1,500	Republic Airways Holdings, Inc.†(a)	2,925
2,818	Republic Services, Inc., Class A	134,278
200	Resources Connection, Inc.	3,112
325	Rexnord Corp.†	6,571
350	Roadrunner Transportation Systems, Inc.†(a)	4,361
1,300	Robert Half International, Inc.	60,554
1,384	Rockwell Automation, Inc.	157,430
1,125	Rockwell Collins, Inc.	103,736
1,575	Rollins, Inc.	42,714
922	Roper Technologies, Inc.(a)	168,514
1,000	RPX Corp., Class Comdty (histrt)†	11,260
1,850	RR Donnelley & Sons Co.	30,340
375	Rush Enterprises, Inc., Class A†(a)	6,840
534	Ryder System, Inc.	34,593
225	Saia, Inc.†	6,334
400	Simpson Manufacturing Co., Inc.	15,268
620	Snap-on, Inc.(a)	97,334
300	SolarCity Corp.†(a)	7,374
5,574	Southwest Airlines Co.(a)	249,715
1,475	Spirit AeroSystems Holdings, Inc., Class A†	66,906
300	Spirit Airlines, Inc.†	14,394
312	SPX Corp.	4,686
312	SPX FLOW, Inc.†	7,825
50	Standex International Corp.	3,891
1,469	Stanley Black & Decker, Inc.(a)	154,554
875	Steelcase, Inc., Class A	13,055
916	Stericycle, Inc.†(a)	115,590
300	Sun Hydraulics Corp.(a)	9,957
1,000	Swift Transportation Co., Class A†(a)	18,630
500	TAL International Group, Inc.	7,720
650	TASER International, Inc.†(a)	12,759
564	Team, Inc.†(a)	17,134
333	Teledyne Technologies, Inc.†(a)	29,351
300	Tennant Co.	15,444
1,300	Terex Corp.	32,344
743	Tetra Tech, Inc.	22,156
700	Textainer Group Holdings, Ltd.(a)	10,388
2,975	Textron, Inc.	108,468
1,100	Timken Co.	36,839
312	Titan International, Inc.(a)	1,679
600	Toro Co. (The)	51,672
500	TransDigm Group, Inc.†(a)	110,170
100	TRC Cos., Inc.†(a)	725
225	Trex Co., Inc.†(a)	10,784
1,550	Trinity Industries, Inc.(a)	28,380
556	Triumph Group, Inc.	17,503

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — (continued)
800	TrueBlue, Inc.†	$20,920
500	Tutor Perini Corp.†(a)	7,770
400	Twin Disc, Inc.(a)	4,052
200	Ultralife Corp.†(a)	1,024
200	UniFirst Corp.	21,824
9,071	Union Pacific Corp.	721,598
3,330	United Continental Holdings, Inc.†	199,334
7,462	United Parcel Service, Inc., Class B	787,017
777	United Rentals, Inc.†	48,322
9,419	United Technologies Corp.	942,842
300	Universal Forest Products, Inc.(a)	25,746
500	US Ecology, Inc.(a)	22,080
1,075	USG Corp.†(a)	26,671
259	Valmont Industries, Inc.	32,075
122	Vectrus, Inc.†(a)	2,775
1,400	Verisk Analytics, Inc., Class A†	111,888
97	Veritiv Corp.†(a)	3,614
400	Viad Corp.	11,664
300	Vicor Corp.†(a)	3,144
300	Virgin America, Inc.†(a)	11,568
750	Volt Information Sciences, Inc.†(a)	5,647
50	Wabash National Corp.†	660
562	WABCO Holdings, Inc.†	60,089
859	Wabtec Corp.(a)	68,110
1,137	Waste Connections, Inc.(a)	73,439
4,050	Waste Management, Inc.(a)	238,950
214	Watsco, Inc.(a)	28,834
300	Watts Water Technologies, Inc., Class A	16,539
250	Werner Enterprises, Inc.(a)	6,790
300	WESCO International, Inc.†(a)	16,401
425	West Corp.	9,698
500	Woodward, Inc.	26,010
575	WW Grainger, Inc.(a)	134,222
655	XPO Logistics, Inc.†(a)	20,108
1,600	Xylem, Inc.	65,440
		23,320,660
Information Technology — 19.7%
1,423	3D Systems Corp.†(a)	22,014
1,185	ACI Worldwide, Inc.†(a)	24,636
5,288	Activision Blizzard, Inc.	178,946
100	Actua Corp.†(a)	905
800	Acxiom Corp.†(a)	17,152
600	ADDvantage Technologies Group, Inc.†(a)	1,134
4,583	Adobe Systems, Inc.†	429,885
700	Advanced Energy Industries, Inc.†	24,353
6,750	Advanced Micro Devices, Inc.†(a)	19,237
500	Aehr Test Systems†(a)	575
500	Agilysys, Inc.†(a)	5,105
1,759	Akamai Technologies, Inc.†	97,748
608	Alliance Data Systems Corp.†	133,760
5,940	Alphabet, Inc., Class C†	4,425,003
1,050	Amkor Technology, Inc.†	6,185
2,550	Amphenol Corp., Class A(a)	147,441
32	Amtech Systems, Inc.†(a)	208
3,050	Analog Devices, Inc.	180,530
278	Anixter International, Inc.†	14,487
922	ANSYS, Inc.†	82,482
59,202	Apple, Inc.	6,452,426
11,608	Applied Materials, Inc.	245,857
1,500	Applied Micro Circuits Corp.†(a)	9,690
1,529	ARRIS International PLC†	35,045
800	Arrow Electronics, Inc.†	51,528
625	Aspen Technology, Inc.†(a)	22,581
5,250	Atmel Corp.(a)	42,630

Shares		Value
Information Technology — (continued)
2,050	Autodesk, Inc.†	$119,536
4,845	Automatic Data Processing, Inc.	434,645
1,200	Avnet, Inc.	53,160
1,000	AVX Corp.	12,570
289	Axcelis Technologies, Inc.†	809
200	Badger Meter, Inc.(a)	13,302
300	Bel Fuse, Inc., Class B(a)	4,380
400	Belden, Inc.	24,552
475	Benchmark Electronics, Inc.†	10,949
298	Black Box Corp.	4,014
300	Black Knight Financial Services, Inc., Class A†(a)	9,309
300	Blackbaud, Inc.	18,867
250	Blucora, Inc.†	1,290
1,000	Booz Allen Hamilton Holding Corp., Class A	30,280
375	Bottomline Technologies de, Inc.†(a)	11,434
128	Broadcom, Ltd.	19,776
1,175	Broadridge Financial Solutions, Inc.	69,689
300	BroadSoft, Inc.†	12,105
4,475	Brocade Communications Systems, Inc.	47,345
106	Brooks Automation, Inc.	1,102
3,622	CA, Inc.	111,521
100	Cabot Microelectronics Corp.	4,091
199	CACI International, Inc., Class A†	21,233
3,177	Cadence Design Systems, Inc.†	74,914
400	CalAmp Corp.†(a)	7,172
175	Calix, Inc.†	1,241
200	Callidus Software, Inc.†	3,336
475	Cardtronics, Inc.†(a)	17,095
200	Cascade Microtech, Inc.†	4,124
500	Cavium, Inc.†(a)	30,580
300	CDW Corp.	12,450
900	Ciber, Inc.†(a)	1,899
997	Ciena Corp.†	18,963
400	Cirrus Logic, Inc.†	14,564
53,198	Cisco Systems, Inc.	1,514,547
1,575	Citrix Systems, Inc.†	123,764
1,000	Cognex Corp.(a)	38,950
6,248	Cognizant Technology Solutions Corp., Class A†	391,750
100	Coherent, Inc.†	9,190
1,150	CommScope Holding Co., Inc.†	32,108
375	CommVault Systems, Inc.†	16,189
1,255	Computer Sciences Corp.(a)	43,159
400	comScore, Inc.†(a)	12,016
100	Comtech Telecommunications Corp.	2,337
1,300	Convergys Corp.(a)	36,101
1,152	CoreLogic, Inc.†	39,974
500	Cornerstone OnDemand, Inc.†	16,385
12,569	Corning, Inc.	262,566
325	CoStar Group, Inc.†	61,155
284	Covisint Corp.†(a)	568
425	Cray, Inc.†	17,812
625	Cree, Inc.†	18,188
378	CSG Systems International, Inc.(a)	17,070
1,255	CSRA, Inc.	33,760
100	CTS Corp.	1,574
1,625	Cypress Semiconductor Corp.(a)	14,073
800	Daktronics, Inc.(a)	6,320
600	Datalink Corp.†	5,484
300	Demandware, Inc.†(a)	11,730
388	DHI Group, Inc.†(a)	3,131
650	Diebold, Inc.(a)	18,791
51	Digital Ally, Inc.†	252
300	Diodes, Inc.†	6,030

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
600	Dolby Laboratories, Inc., Class A(a)	$26,076
400	DST Systems, Inc.	45,108
1,421	EarthLink Holdings Corp.(a)	8,057
11,775	eBay, Inc.†	280,951
331	Ebix, Inc.(a)	13,501
700	EchoStar Corp., Class A†	31,003
100	Electro Scientific Industries, Inc.†	715
3,275	Electronic Arts, Inc.†	216,510
404	Electronics For Imaging, Inc.†(a)	17,126
350	Ellie Mae, Inc.†	31,724
20,579	EMC Corp.	548,430
125	EMCORE Corp.†	625
300	EnerNOC, Inc.†(a)	2,244
1,836	Entegris, Inc.†	25,006
375	Envestnet, Inc.†(a)	10,200
600	EPAM Systems, Inc.†(a)	44,802
1,500	Epiq Systems, Inc.(a)	22,530
450	Euronet Worldwide, Inc.†(a)	33,350
1,850	Everi Holdings, Inc.†(a)	4,237
500	Exar Corp.†	2,875
300	ExlService Holdings, Inc.†	15,540
200	Extreme Networks, Inc.†	622
768	F5 Networks, Inc.†	81,293
22,067	Facebook, Inc., Class A†	2,517,845
246	Fair Isaac Corp.	26,098
1,250	Fairchild Semiconductor International, Inc., Class A†	25,000
900	FalconStor Software, Inc.†(a)	1,206
200	FARO Technologies, Inc.†	6,442
406	FEI Co.	36,138
3,135	Fidelity National Information Services, Inc.	198,477
775	Finisar Corp.†	14,136
600	FireEye, Inc.†(a)	10,794
1,825	First Data Corp., Class A†	23,616
700	First Solar, Inc.†	47,929
2,349	Fiserv, Inc.†	240,960
425	Fitbit, Inc., Class A†(a)	6,439
450	FleetCor Technologies, Inc.†	66,938
1,500	FLIR Systems, Inc.	49,425
350	FormFactor, Inc.†(a)	2,545
255	Forrester Research, Inc.(a)	8,571
1,675	Fortinet, Inc.†	51,305
800	Gartner, Inc.†	71,480
1,600	Genpact, Ltd.†	43,504
102	GigOptix, Inc.†	275
1,150	Global Payments, Inc.	75,095
400	Glu Mobile, Inc.†(a)	1,128
200	Guidance Software, Inc.†(a)	860
300	Guidewire Software, Inc.†	16,344
800	Harmonic, Inc.†(a)	2,616
1,260	Harris Corp.	98,104
300	Heartland Payment Systems, Inc.	28,971
20,052	Hewlett Packard Enterprise Co.	355,522
20,052	HP, Inc.	247,041
1,100	Hutchinson Technology, Inc.†(a)	4,026
900	IAC	42,372
100	ID Systems, Inc.†(a)	434
1,000	II-VI, Inc.†	21,710
600	Infinera Corp.†	9,636
1,600	Ingram Micro, Inc., Class A	57,456
500	Insight Enterprises, Inc.†	14,320
1,560	Integrated Device Technology, Inc.†	31,886
49,443	Intel Corp.	1,599,481
350	Interactive Intelligence Group, Inc.†(a)	12,747

Shares		Value
Information Technology — (continued)
350	InterDigital, Inc.	$19,477
371	Internap Corp.†	1,013
9,300	International Business Machines Corp.	1,408,485
850	Intersil Corp., Class A(a)	11,365
2,689	Intuit, Inc.	279,683
381	IPG Photonics Corp.†(a)	36,606
500	Itron, Inc.†	20,860
1,200	Ixia†	14,952
800	IXYS Corp.(a)	8,976
325	j2 Global, Inc.	20,013
1,550	Jabil Circuit, Inc.	29,869
722	Jack Henry & Associates, Inc.(a)	61,060
3,915	Juniper Networks, Inc.	99,872
233	Kemet Corp.†(a)	450
600	Key Tronic Corp.†(a)	4,290
2,023	Keysight Technologies, Inc.†	56,118
525	Kimball Electronics, Inc.†(a)	5,864
800	KLA-Tencor Corp.	58,248
983	Knowles Corp.†(a)	12,956
400	Kulicke & Soffa Industries, Inc.†	4,528
1,487	Lam Research Corp.(a)	122,826
200	Lattice Semiconductor Corp.†(a)	1,136
681	Leidos Holdings, Inc.	34,268
550	Lexmark International, Inc., Class A	18,386
2,100	Limelight Networks, Inc.†	3,801
2,100	Linear Technology Corp.	93,576
1,180	LinkedIn Corp., Class A†	134,933
218	Littelfuse, Inc.	26,838
300	LogMeIn, Inc.†(a)	15,138
100	LRAD Corp.(a)	166
640	Lumentum Holdings, Inc.†	17,261
650	Manhattan Associates, Inc.†(a)	36,966
300	ManTech International Corp., Class A	9,597
200	Marchex, Inc., Class B	890
4,125	Marvell Technology Group, Ltd.	42,529
10,400	MasterCard, Inc., Class A	982,800
400	Mattson Technology, Inc.†(a)	1,460
2,575	Maxim Integrated Products, Inc.	94,709
425	MAXIMUS, Inc.	22,372
1,200	Mentor Graphics Corp.	24,396
100	Mercury Systems, Inc.†	2,030
400	Methode Electronics, Inc.	11,696
2,037	Microchip Technology, Inc.(a)	98,183
11,552	Micron Technology, Inc.†	120,949
650	Microsemi Corp.†(a)	24,902
83,712	Microsoft Corp.	4,623,414
100	MicroStrategy, Inc., Class A†(a)	17,972
600	MKS Instruments, Inc.	22,590
662	MoneyGram International, Inc.†	4,051
200	Monolithic Power Systems, Inc.	12,728
350	Monotype Imaging Holdings, Inc.	8,372
1,550	Monster Worldwide, Inc.†(a)	5,053
1,510	Motorola Solutions, Inc.	114,307
328	Multi-Fineline Electronix, Inc.†(a)	7,613
200	Nanometrics, Inc.†	3,168
900	Napco Security Technologies, Inc.†	5,625
1,312	National Instruments Corp.	39,504
1,925	NCR Corp.†(a)	57,615
2,400	NetApp, Inc.(a)	65,496
350	NETGEAR, Inc.†(a)	14,130
400	NetScout Systems, Inc.†(a)	9,188
600	NetSuite, Inc.†(a)	41,094
750	NeuStar, Inc., Class A†(a)	18,450
200	Newport Corp.†(a)	4,600
1,000	NIC, Inc.	18,030
50	Novatel Wireless, Inc.†(a)	89

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
3,650	Nuance Communications, Inc.†	$68,219
100	NVE Corp.(a)	5,653
4,525	NVIDIA Corp.(a)	161,226
299	NXP Semiconductor NV†	24,240
21	Oclaro, Inc.†(a)	113
4,630	ON Semiconductor Corp.†	44,402
36,555	Oracle Corp.	1,495,465
200	OSI Systems, Inc.†	13,098
100	Palo Alto Networks, Inc.†	16,314
425	Pandora Media, Inc.†(a)	3,804
100	PAR Technology Corp.†(a)	663
600	Park Electrochemical Corp.	9,606
3,525	Paychex, Inc.(a)	190,385
300	Paycom Software, Inc.†(a)	10,680
300	Paylocity Holding Corp.†	9,822
12,625	PayPal Holdings, Inc.†	487,325
400	PCM, Inc.†	3,208
600	Pegasystems, Inc.(a)	15,228
8	PFSweb, Inc.†	105
33	Pixelworks, Inc.†	72
300	Plantronics, Inc.	11,757
300	Plexus Corp.†	11,856
1,500	Polycom, Inc.†	16,725
300	Power Integrations, Inc.	14,898
220	PRGX Global, Inc.†(a)	1,038
500	Progress Software Corp.†	12,060
300	PROS Holdings, Inc.†	3,537
1,240	PTC, Inc.†	41,118
40	QAD, Inc., Class B	712
1,000	Qlik Technologies, Inc.†	28,920
1,650	QLogic Corp.†	22,176
15,480	QUALCOMM, Inc.	791,647
300	Qualys, Inc.†(a)	7,593
1,275	Rackspace Hosting, Inc.†(a)	27,527
1,000	Rambus, Inc.†(a)	13,750
681	RealNetworks, Inc.†(a)	2,765
625	RealPage, Inc.†	13,025
1,840	Red Hat, Inc.†	137,098
200	Rightside Group, Ltd.†(a)	1,610
300	Rogers Corp.†	17,961
300	Rosetta Stone, Inc.†	2,013
1,020	Rovi Corp.†	20,920
340	Rudolph Technologies, Inc.†	4,644
625	Sabre Corp.	18,075
5,600	Salesforce.com, Inc.†	413,448
2,072	SanDisk Corp.	157,638
633	Sanmina Corp.†	14,800
300	ScanSource, Inc.†	12,114
560	Science Applications International Corp.(a)	29,870
600	Semtech Corp.†	13,194
300	ServiceNow, Inc.†	18,354
300	ShoreTel, Inc.†	2,232
122	Shutterstock, Inc.†(a)	4,481
200	Silicon Laboratories, Inc.†(a)	8,992
1,907	Skyworks Solutions, Inc.(a)	148,555
193	Splunk, Inc.†(a)	9,443
300	SPS Commerce, Inc.†	12,882
400	SS&C Technologies Holdings, Inc.	25,368
129	Stamps.com, Inc.†(a)	13,710
2,475	SunEdison, Inc.†(a)	1,337
1,300	SunPower Corp., Class A†(a)	29,042
375	Super Micro Computer, Inc.†(a)	12,780
102	SYKES Enterprises, Inc.†	3,078
7,383	Symantec Corp.(a)	135,700

Shares		Value
Information Technology — (continued)
333	Synaptics, Inc.†(a)	$26,553
325	Synchronoss Technologies, Inc.†	10,511
300	SYNNEX Corp.(a)	27,777
1,417	Synopsys, Inc.†	68,639
300	Syntel, Inc.†(a)	14,979
1,025	Take-Two Interactive Software, Inc.†	38,612
325	Tech Data Corp.†	24,950
800	TechTarget, Inc.†(a)	5,936
1,800	Teradata Corp.†	47,232
1,800	Teradyne, Inc.	38,862
100	TESSCO Technologies, Inc.	1,665
400	Tessera Technologies, Inc.	12,400
8,010	Texas Instruments, Inc.	459,934
800	TiVo, Inc.†	7,608
1,637	Total System Services, Inc.	77,888
100	Travelzoo, Inc.†(a)	812
1,959	Trimble Navigation, Ltd.†	48,583
1,238	TTM Technologies, Inc.†(a)	8,233
1,100	Twitter, Inc.†(a)	18,205
292	Tyler Technologies, Inc.†(a)	37,554
265	Ultimate Software Group, Inc.†	51,277
427	Unisys Corp.†(a)	3,288
114	United Online, Inc.†	1,316
400	Universal Display Corp.†	21,640
66	UTStarcom Holdings Corp.†	121
825	Vantiv, Inc., Class A†	44,451
450	VASCO Data Security International, Inc.†(a)	6,930
400	Veeco Instruments, Inc.†	7,792
1,665	VeriFone Systems, Inc.†	47,020
375	Verint Systems, Inc.†	12,518
916	VeriSign, Inc.†(a)	81,103
350	ViaSat, Inc.†(a)	25,718
3,203	Viavi Solutions, Inc.†	21,973
475	VirnetX Holding Corp.†(a)	2,180
400	Virtusa Corp.†	14,984
17,279	Visa, Inc., Class A(a)	1,321,498
1,806	Vishay Intertechnology, Inc.(a)	22,051
129	Vishay Precision Group, Inc.†	1,807
845	VMware, Inc., Class A†(a)	44,202
500	Web.com Group, Inc.†(a)	9,910
458	WebMD Health Corp., Class A†(a)	28,685
2,326	Western Digital Corp.	109,880
4,254	Western Union Co. (The)(a)	82,060
459	WEX, Inc.†	38,262
195	Workday, Inc., Class A†(a)	14,984
9,270	Xerox Corp.	103,453
2,750	Xilinx, Inc.(a)	130,432
800	XO Group, Inc.†	12,840
300	Xura, Inc.†	5,901
9,325	Yahoo!, Inc.†	343,253
241	Yelp, Inc., Class A†(a)	4,791
525	Zebra Technologies Corp., Class A†(a)	36,225
524	Zillow Group, Inc., Class A†(a)	13,388
1,048	Zillow Group, Inc., Class C†(a)	24,869
8,150	Zynga, Inc., Class A†	18,582
		41,906,181
Materials — 3.1%
381	A Schulman, Inc.(a)	10,371
500	A. M. Castle & Co.†(a)	1,350
2,135	Air Products & Chemicals, Inc.	307,547
535	Airgas, Inc.	75,777
1,875	AK Steel Holding Corp.†(a)	7,744
1,032	Albemarle Corp.(a)	65,976
13,272	Alcoa, Inc.(a)	127,146

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Materials — (continued)
1,350	Allegheny Technologies, Inc.(a)	$22,005
400	American Vanguard Corp.(a)	6,312
550	AptarGroup, Inc.	43,125
714	Ashland, Inc.	78,511
700	Avery Dennison Corp.	50,477
675	Axalta Coating Systems, Ltd.†	19,710
575	Axiall Corp.	12,558
348	Balchem Corp.(a)	21,583
1,200	Ball Corp.(a)	85,548
850	Bemis Co., Inc.	44,013
350	Berry Plastics Group, Inc.†	12,652
700	Cabot Corp.	33,831
500	Calgon Carbon Corp.	7,010
500	Carpenter Technology Corp.(a)	17,115
1,400	Celanese Corp., Class A	91,700
600	Century Aluminum Co.†(a)	4,230
2,220	CF Industries Holdings, Inc.	69,575
1,939	Chemours Co.	13,573
850	Chemtura Corp.†	22,440
300	Clearwater Paper Corp.†	14,553
1,400	Cliffs Natural Resources, Inc.†(a)	4,200
37	Codexis, Inc.†	115
1,110	Coeur Mining, Inc.†	6,238
1,300	Commercial Metals Co.(a)	22,061
400	Compass Minerals International, Inc.(a)	28,344
1,800	Core Molding Technologies, Inc.†(a)	22,464
1,200	Crown Holdings, Inc.†	59,508
100	Deltic Timber Corp.(a)	6,015
12,086	Dow Chemical Co. (The)(a)	614,694
534	Eagle Materials, Inc.(a)	37,439
1,415	Eastman Chemical Co.	102,205
2,862	Ecolab, Inc.	319,170
8,721	EI du Pont de Nemours & Co.	552,214
1,000	Ferro Corp.†	11,870
500	Ferroglobe PLC(a)	4,405
550	Flotek Industries, Inc.†(a)	4,031
1,175	FMC Corp.(a)	47,435
11,144	Freeport-McMoRan, Inc.(a)	115,229
727	GCP Applied Technologies, Inc.†	14,496
1,325	Graphic Packaging Holding Co.	17,026
300	Greif, Inc., Class A	9,825
450	HB Fuller Co.	19,102
750	Headwaters, Inc.†	14,880
1,575	Huntsman Corp.	20,947
300	Innophos Holdings, Inc.	9,273
300	Innospec, Inc.	13,008
767	International Flavors & Fragrances, Inc.	87,262
4,517	International Paper Co.(a)	185,378
400	Intrepid Potash, Inc.†	444
138	Kaiser Aluminum Corp.	11,667
950	KapStone Paper and Packaging Corp.	13,157
300	Koppers Holdings, Inc.†	6,741
1,275	Louisiana-Pacific Corp.†(a)	21,828
300	LSB Industries, Inc.†(a)	3,825
645	Martin Marietta Materials, Inc.(a)	102,884
300	Materion Corp.(a)	7,944
350	Minerals Technologies, Inc.	19,898
4,621	Monsanto Co.	405,447
3,275	Mosaic Co. (The)(a)	88,425
200	Myers Industries, Inc.(a)	2,572
100	NewMarket Corp.(a)	39,626
5,100	Newmont Mining Corp.	135,558
2,695	Nucor Corp.	127,473
1,595	Olin Corp.(a)	27,705
1,875	Owens-Illinois, Inc.†	29,925
975	Packaging Corp. of America(a)	58,890

Shares		Value
Materials — (continued)
1,000	PH Glatfelter Co.	$20,730
1,158	PolyOne Corp.(a)	35,030
2,641	PPG Industries, Inc.	294,445
2,861	Praxair, Inc.	327,441
500	Rayonier Advanced Materials, Inc.	4,750
700	Reliance Steel & Aluminum Co.	48,433
600	Royal Gold, Inc.(a)	30,774
1,400	RPM International, Inc.	66,262
300	Schweitzer-Mauduit International, Inc.	9,444
400	Scotts Miracle-Gro Co. (The), Class A	29,108
1,975	Sealed Air Corp.	94,820
100	Senomyx, Inc.†(a)	260
500	Sensient Technologies Corp.	31,730
872	Sherwin-Williams Co. (The)	248,232
375	Silgan Holdings, Inc.	19,939
1,075	Sonoco Products Co.(a)	52,213
1,322	Southern Copper Corp.(a)	36,633
2,800	Steel Dynamics, Inc.	63,028
300	Stepan Co.(a)	16,587
1,600	Stillwater Mining Co.†(a)	17,040
558	Summit Materials, Inc., Class A†	10,853
564	SunCoke Energy, Inc.	3,666
400	TimkenSteel Corp.(a)	3,640
671	Tredegar Corp.(a)	10,548
500	UFP Technologies, Inc.†	11,135
50	United States Lime & Minerals, Inc.(a)	3,001
1,050	United States Steel Corp.(a)	16,852
900	Valspar Corp.	96,318
1,244	Vulcan Materials Co.	131,329
502	Westlake Chemical Corp.	23,243
2,359	WestRock Co.	92,072
525	Worthington Industries, Inc.(a)	18,711
727	WR Grace & Co.	51,748
		6,639,290
Telecommunication Services — 2.7%
1,000	8x8, Inc.†	10,060
600	Alaska Communications Systems Group, Inc.†(a)	1,068
65,525	AT&T, Inc.	2,566,614
5,010	CenturyLink, Inc.(a)	160,120
500	Cogent Communications Holdings, Inc.	19,515
501	Consolidated Communications Holdings, Inc.(a)	12,906
12,211	Frontier Communications Corp.(a)	68,260
600	General Communication, Inc., Class A†(a)	10,992
16	IDT Corp., Class B	249
500	Inteliquent, Inc.(a)	8,025
2,211	Level 3 Communications, Inc.†	116,851
1,411	SBA Communications Corp., Class A†	141,340
600	Shenandoah Telecommunications Co.(a)	16,050
400	Spok Holdings, Inc.(a)	7,004
8,897	Sprint Corp.†(a)	30,962
8	Straight Path Communications, Inc.†(a)	248
1,050	Telephone & Data Systems, Inc.	31,594
7,900	T-Mobile US, Inc.†(a)	302,570
300	United States Cellular Corp.†	13,707
42,638	Verizon Communications, Inc.	2,305,863
731	Windstream Holdings, Inc.(a)	5,614
		5,829,612
Utilities — 3.5%
6,335	AES Corp. (The)	74,753
1,119	AGL Resources, Inc.	72,892
425	ALLETE, Inc.	23,830
1,100	Alliant Energy Corp.	81,708
2,500	Ameren Corp.	125,250

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Utilities — (continued)
5,205	American Electric Power Co., Inc.	$345,612
400	American States Water Co.	15,744
1,900	American Water Works Co., Inc.(a)	130,967
1,751	Aqua America, Inc.	55,717
1,100	Atmos Energy Corp.	81,686
550	Avangrid, Inc.	22,060
550	Avista Corp.(a)	22,429
600	Black Hills Corp.(a)	36,078
525	California Water Service Group(a)	14,028
4,000	Calpine Corp.†	60,680
3,600	CenterPoint Energy, Inc.	75,312
300	Chesapeake Utilities Corp.	18,891
400	Cleco Corp.(a)	22,084
2,450	CMS Energy Corp.	103,978
3,150	Consolidated Edison, Inc.(a)	241,353
5,915	Dominion Resources, Inc.	444,335
1,675	DTE Energy Co.	151,855
7,310	Duke Energy Corp.	589,771
11	Dynegy, Inc., Class A†	158
3,450	Edison International	248,020
400	El Paso Electric Co.	18,352
475	Empire District Electric Co.	15,699
1,650	Entergy Corp.	130,812
3,167	Eversource Energy(a)	184,763
8,341	Exelon Corp.	299,108
3,680	FirstEnergy Corp.	132,370
16	Genie Energy, Ltd., Class B(a)	121
1,405	Great Plains Energy, Inc.	45,311
1,100	Hawaiian Electric Industries, Inc.†(a)	35,640
500	IDACORP, Inc.(a)	37,295
1,800	ITC Holdings Corp.	78,426
350	Laclede Group, Inc.	23,712
1,925	MDU Resources Group, Inc.	37,461
450	MGE Energy, Inc.(a)	23,513
650	National Fuel Gas Co.(a)	32,533
800	New Jersey Resources Corp.(a)	29,144
4,707	NextEra Energy, Inc.	557,026
3,315	NiSource, Inc.	78,101
300	Northwest Natural Gas Co.	16,155
400	NorthWestern Corp.	24,700
2,977	NRG Energy, Inc.	38,731
300	NRG Yield, Inc., Class C(a)	4,272
300	NRG Yield, Inc., Class A(a)	4,071
1,800	OGE Energy Corp.(a)	51,534
587	ONE Gas, Inc.	35,866
175	Ormat Technologies, Inc.	7,217
350	Otter Tail Corp.(a)	10,367
4,600	PG&E Corp.	274,712
700	Piedmont Natural Gas Co., Inc.(a)	41,881
1,000	Pinnacle West Capital Corp.	75,070
700	PNM Resources, Inc.(a)	23,604
1,100	Portland General Electric Co.	43,439
7,000	PPL Corp.	266,490
5,325	Public Service Enterprise Group, Inc.	251,021
1,300	Questar Corp.(a)	32,240
1,079	SCANA Corp.(a)	75,692
2,431	Sempra Energy	252,946
650	South Jersey Industries, Inc.	18,493
9,400	Southern Co. (The)	486,262
475	Southwest Gas Corp.	31,279
939	Talen Energy Corp.†(a)	8,451
1,700	TECO Energy, Inc.	46,801
1,950	UGI Corp.	78,565
808	Vectren Corp.	40,852
2,989	WEC Energy Group, Inc.	179,549
1,175	Westar Energy, Inc., Class A	58,292
350	WGL Holdings, Inc.(a)	25,329

Shares/Number of Rights		Value
Utilities — (continued)
5,150	Xcel Energy, Inc.	$215,373
		7,537,832
Total Common Stock
(Cost $92,081,012)		212,024,219

SHORT-TERM INVESTMENTS (C) — 14.0%
630,990	Northern Trust Institutional Government Select Portfolio, 0.200%	630,990
29,141,766	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (e)	29,141,766

Total Short-Term Investments
(Cost $29,772,756)		29,772,756
RIGHTS — 0.0%
United States — 0.0%
1,200	Dyax CVR, Expires 12/31/19†	—
1,500	Leap Wireless†,‡‡ (d)	3,780
2,075	Safeway - PDC†,‡‡ (d)	102
2,075	Safeway CVR - Casa Ley†,‡‡ (d)	2,106

Total Rights (Cost $–)		5,988
Total Investments — 113.5%
(Cost $121,853,768)‡		241,802,963
Other Assets & Liabilities, Net — (13.5)%		(28,823,787)
NET ASSETS — 100.0%		$212,979,176

†	Non-income producing security.
‡‡	Expiration date is unavailable.
(a)	This security or a partial position of this security is on loan at March 31, 2016. The total market value of securities on loan at March 31, 2016 was $29,188,274.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of March 31, 2016.
(d)	Securities fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of March 31, 2016 was $5,988 and represented 0.0% of Net Assets.
(e)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2016 was $29,141,766.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $745,839.

‡	At March 31, 2016, the tax basis cost of the Fund's investments was $121,853,768, and the unrealized appreciation and depreciation were $124,931,541 and $(4,982,346), respectively.

BDC— Business Development Company
CVR— Contingent Value Rights
LLC— Limited Liability Company
Ltd. — Limited
NY— New York
PDC— Property Development Center
PLC— Public Limited Company

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2016
Schedule of Investments	(Unaudited)

The following is a summary of the level of inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$212,024,219	$—	$—	$212,024,219
Rights	—	—	5,988	5,988
Short-Term Investments	29,772,756	—	—	29,772,756
Total Investments in Securities	$241,796,975	$—	$5,988	$241,802,963

‡
A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended March 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0, or have been rounded to $0

For information on the Fund’s policy regarding valuation of investments and other significant policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 96.0%
Australia — 3.4%
169,928	Alumina, Ltd.(a)	$169,045
7,591	AMP, Ltd.	33,647
20,295	APA Group	136,879
1,407	ASX, Ltd.	44,632
92,021	Aurizon Holdings, Ltd.	279,626
9,034	Bank of Queensland, Ltd.	83,761
20,130	Bendigo and Adelaide Bank, Ltd.(a)	136,613
42,624	Boral, Ltd.	201,614
2,002	CIMIC Group, Ltd.	53,264
48,210	Coca-Cola Amatil, Ltd.	326,449
5,890	Cochlear, Ltd.	460,700
30,586	Computershare, Ltd.	228,923
45,350	CSL, Ltd.	3,524,204
27,732	Dexus Property Group(b)	168,406
54,589	DUET Group	95,564
197	Flight Centre Travel Group, Ltd.(a)	6,525
1,313	Goodman Group(b)	6,715
183,238	GPT Group(b)	701,484
18,210	Harvey Norman Holdings, Ltd.(a)	65,508
27,872	Iluka Resources, Ltd.	139,747
66,676	Incitec Pivot, Ltd.	162,729
827	Macquarie Group, Ltd.	41,858
95,679	Medibank Pvt, Ltd.	214,590
21,716	Platinum Asset Management, Ltd.	105,580
655	QBE Insurance Group, Ltd.	5,474
4,007	Ramsay Health Care, Ltd.	188,138
5,836	REA Group, Ltd.(a)	241,555
30,432	Seek, Ltd.(a)	377,792
3,216	Sonic Healthcare, Ltd.	46,123
91,516	Stockland(b)	299,403
31,126	Sydney Airport	159,443
65,451	Tabcorp Holdings, Ltd.(a)	214,625
77,222	Tatts Group, Ltd.	223,732
15,508	TPG Telecom, Ltd.	134,759
65,185	Westfield Corp.(b)	499,101
		9,778,208
Austria — 0.0%
639	ANDRITZ AG	35,007
2,587	Erste Group Bank AG	72,610
		107,617
Belgium — 0.5%
5,395	Ageas	213,515
7,312	Colruyt SA	425,225
5,419	Delhaize Group	564,774
3,616	KBC Groep NV	186,216
2,650	Telenet Group Holding NV†	133,929
		1,523,659
Bermuda — 0.8%
58,775	Lazard, Ltd., Class A	2,280,470

Brazil — 1.1%
27,000	&FBovespa SA	114,889
169,400	Ambev SA	883,830
56,175	Embraer SA ADR	1,480,773
3,400	Fibria Celulose SA	28,651
4,000	Lojas Renner SA	23,206
6,000	Porto Seguro SA	45,355
24,400	Qualicorp SA	101,111
18,200	Sul America SA	81,139
9,900	Transmissora Alianca de Energia Eletrica SA	55,452

Shares		Value
Brazil — (continued)
58,300	Vale SA	$247,588
		3,061,994
Canada — 4.9%
9,000	Bank of Montreal	546,549
12,300	Bank of Nova Scotia	601,102
3,300	BCE, Inc.	150,396
14,000	CAE, Inc.	161,910
4,400	Canadian Imperial Bank of Commerce	328,691
1,260	Canadian Pacific Railway, Ltd.	167,402
30,605	Canadian Pacific Railway, Ltd*.	4,060,977
4,100	Canadian Utilities, Ltd., Class A(a)	114,753
7,000	Cenovus Energy, Inc.	91,088
14,000	CI Financial Corp.	309,375
6,835	Constellation Software, Inc.	2,798,679
600	First Capital Realty, Inc.	9,526
5,800	Fortis, Inc., Class Common Subscription Receipt(a)	181,804
15,200	H&R Real Estate Investment Trust(b)	245,658
1,634	Husky Energy, Inc.	20,344
10,500	IGM Financial, Inc.	316,273
1,400	Industrial Alliance Insurance & Financial Services, Inc.	42,256
2,600	Intact Financial Corp., Class Common Subscription Receipt	182,035
8,400	Metro, Inc., Class A	291,437
200	Peyto Exploration & Development Corp.	4,449
55,700	Potash Corp. of Saskatchewan	948,240
16,200	PrairieSky Royalty, Ltd., Class Common Subscription Receipt	307,348
16,400	RioCan Real Estate Investment Trust, Class Trust Unit(b)	335,892
8,400	Royal Bank of Canada	483,982
17,000	Shaw Communications, Inc., Class B	328,416
30,600	Suncor Energy, Inc.	852,205
3,800	TransCanada Corp., Class Common Subscription Receipt	149,396
900	Vermilion Energy, Inc.	26,340
		14,056,523
China — 1.9%
98,000	Agricultural Bank of China, Ltd., Class H	35,257
150,000	Beijing Capital International Airport Co., Ltd., Class H	160,201
506,000	Belle International Holdings, Ltd.	293,321
506,000	China Construction Bank Corp., Class H	323,918
33,000	China Everbright Bank Co., Ltd., Class H	16,042
7,000	Haitian International Holdings, Ltd.	12,026
5,000	Inter Pipeline, Ltd.	102,984
6,000	Jiangsu Expressway Co., Ltd., Class H	8,080
348,000	Kunlun Energy Co., Ltd.	302,754
36,000	PICC Property & Casualty Co., Ltd., Class H	66,286
212,000	SOHO China, Ltd.	101,427
189,055	Tencent Holdings, Ltd.	3,865,110
150,000	Zhejiang Expressway Co., Ltd., Class H	160,965
		5,448,371
Denmark — 6.8%
20,520	Carlsberg A, Class B	1,951,152
62,193	Chr Hansen Holding A	4,170,742
46,050	Coloplast A, Class B	3,484,743
2,372	Danske Bank A/S	66,939
82,810	Novo Nordisk ADR(a)	4,487,474
19,649	Novo Nordisk A, Class B	1,064,064
71,303	Novozymes A, Class B	3,201,964
2,598	Pandora A	339,657

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Denmark — (continued)
45,938	TDC A	$224,524
2,525	William Demant Holding A†(a)	253,613
		19,244,872
Finland — 0.5%
416	Neste Oyj	13,671
8,524	Nokian Renkaat OYJ(a)	300,732
2,954	Sampo Oyj, Class A	139,915
16,021	Stora Enso OYJ, Class R	143,142
39,106	UPM-Kymmene OYJ	707,022
		1,304,482
France — 4.9%
8,538	Airbus Group SE	565,707
2,310	Alstom SA(a)	58,953
29,278	Atos SE	2,377,926
10,433	AXA SA	244,641
399	BNP Paribas	20,046
7,981	Bureau Veritas SA	177,445
1,574	Casino Guichard Perrachon SA(a)	90,082
391	Christian Dior SE	70,800
928	Cie Generale des Etablissements Michelin, Class B	94,813
200	Eurazeo SA	13,508
7,530	Eutelsat Communications SA	242,853
2,404	Gecina SA(b)	329,745
452	Groupe Eurotunnel SE(a)	5,060
660	Hermes International	232,071
310	Iliad SA	79,647
1,865	Lagardere SCA	49,468
17,069	LVMH Moet Hennessy Louis Vuitton SE	2,916,697
433	Remy Cointreau SA(a)	32,838
1,133	Renault SA	112,595
6,461	Safran SA	450,979
37,914	Societe Generale	1,401,001
1,820	Sodexo	195,876
1,425	Technip SA	78,972
8,362	Unibail-Rodamco SE(b)	2,293,328
177	Valeo SA	27,523
2,640	Veolia Environnement SA	63,542
904	Vinci SA	67,099
73,294	Vivendi SA	1,536,022
		13,829,237
Germany — 4.9%
18,572	adidas AG	2,168,487
5,849	Allianz SE	949,910
3,154	Axel Springer SE(a)	169,774
1,384	BASF SE	104,071
732	Bayer AG	85,776
4,157	Brenntag AG	236,878
1,674	Continental AG	379,681
3,623	Daimler AG	277,278
64,860	Deutsche Post AG	1,800,121
170,000	E.ON SE	1,625,538
20,085	Fresenius Medical Care AG & Co. KGAA	1,772,022
1,915	Hannover Rueck SE	222,566
5,673	HUGO BOSS AG	370,868
128,617	Infineon Technologies AG	1,823,579
1,043	K+S AG(a)	24,327
1,042	Kabel Deutschland Holding AG	116,669
225	MAN SE	24,333
1,811	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	367,533
9,855	OSRAM Licht AG	506,605
4,368	ProSiebenSat.1 Media SE	224,231
3,349	SAP SE	269,489

Shares		Value
Germany — (continued)
931	Siemens AG	$98,463
12,798	Telefonica Deutschland Holding AG	69,183
12,810	ThyssenKrupp AG	265,325
2,328	United Internet AG	116,640
		14,069,347
Hong Kong — 2.2%
198,000	Air China, Ltd., Class H	140,515
2,000	Beijing Enterprises Holdings, Ltd.	10,952
164,000	China Communications Services Corp., Ltd., Class H	74,886
5,500	China Conch Venture Holdings, Ltd.	10,854
78,000	China Everbright, Ltd.	163,512
31,505	China Mobile, Ltd. ADR	1,746,952
310,000	China National Building Material Co., Ltd., Class H	143,899
20,000	China Oilfield Services, Ltd., Class H	15,670
135,400	CK Hutchison Holdings, Ltd.	1,759,123
8,000	COSCO Pacific, Ltd.	10,487
58,000	First Pacific Co., Ltd.	43,306
16,000	Galaxy Entertainment Group, Ltd.	60,067
190,000	Geely Automobile Holdings, Ltd.(a)	94,236
256,000	Guangdong Investment, Ltd.	323,703
85,200	Guangzhou R&F Properties Co., Ltd.	122,084
16,800	Hang Seng Bank, Ltd.	297,259
1,400	Hong Kong Exchanges and Clearing, Ltd.	33,735
46,000	Hysan Development Co., Ltd.(a)	196,038
79,000	Longfor Properties Co., Ltd.	112,387
3,300	Melco Crown Entertainment, Ltd. ADR(a)	54,483
40,800	MGM China Holdings, Ltd.	62,490
178,000	Nine Dragons Paper Holdings, Ltd.	134,858
89,000	People's Insurance Co. Group of China, Ltd., Class H	37,792
7,000	Power Assets Holdings, Ltd.	71,642
12,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	7,653
10,000	Shanghai Industrial Holdings, Ltd.	23,584
5,000	Shimao Property Holdings, Ltd.	7,415
309,000	Shui On Land, Ltd.	83,428
48,000	Sino Land Co., Ltd.	76,245
18,000	SJM Holdings, Ltd.	12,878
11,200	Wynn Macau, Ltd.	17,320
200,000	Yanzhou Coal Mining Co., Ltd., Class H	104,404
744,000	Yuexiu Property Co., Ltd.	107,462
		6,161,319
Indonesia — 0.1%
36,400	Bank Danamon Indonesia	10,429
767,300	Global Mediacom	69,691
161,000	Media Nusantara Citra	26,449
320,500	Semen Gresik Persero TbK PT	245,652
		352,221
Ireland — 2.5%
198,309	Experian PLC	3,539,698
46,995	ICON PLC†(a)	3,529,325
		7,069,023
Israel — 0.1%
4,999	Bank Leumi Le-Israel†	17,952
24,750	Bezeq The Israeli Telecommunication Corp., Ltd.	55,862
509	Delek Group, Ltd.	87,381
		161,195
Italy — 1.3%
10,623	Atlantia SpA	294,334
2,090	Enel SPA	9,266

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Italy — (continued)
3,053	EXOR SpA	$109,234
650,000	Intesa Sanpaolo SpA	1,797,264
58,333	Mediobanca SpA	419,507
10,492	Prysmian SpA	237,386
643,476	Saipem SpA	257,328
57,768	Snam SpA	361,514
59,389	Terna Rete Elettrica Nazionale SpA(a)	338,626
		3,824,459
Japan — 11.4%
2,600	ABC-Mart, Inc.	166,400
11,200	AEON Financial Service Co., Ltd.	263,674
800	Aeon Mall Co., Ltd.	11,836
1,100	Alps Electric Co., Ltd.	19,194
26,800	Amada Co., Ltd.	261,133
1,000	Aozora Bank, Ltd.	3,490
2,400	Benesse Holdings, Inc.	69,101
6,000	Bridgestone Corp.	223,937
3,900	Calbee, Inc.	154,739
33,500	Canon, Inc.	999,069
16,200	Credit Saison Co., Ltd.	281,811
3,000	Dai Nippon Printing Co., Ltd.	26,622
7,500	Daiichi Sankyo Co., Ltd.	166,464
3,000	Daiwa Securities Group, Inc.	18,439
1,000	Eisai Co., Ltd.	60,122
100	FANUC Corp.	15,487
14,000	Fuji Electric Co., Ltd.	48,406
38,000	Fujitsu, Ltd.	140,516
11,000	Gunma Bank, Ltd.	45,434
1,030	Hirose Electric Co., Ltd.	113,515
12,000	Hitachi Construction Machinery Co., Ltd.(a)	190,453
11,800	Hokuriku Electric Power Co.	166,814
1,700	Hulic Co., Ltd.	16,210
132,000	IHI Corp.	279,404
10,700	Iida Group Holdings Co., Ltd.	208,391
5,400	Itochu Techno-Solutions Corp.	101,891
5,000	JGC Corp.	74,779
45,400	JX Holdings, Inc.	174,806
6,000	Kamigumi Co., Ltd.	56,444
5,430	Keyence Corp.	2,961,371
153,000	Kobe Steel, Ltd.	134,477
300	Konami Holdings Corp.	8,866
1,300	Kose Corp.	126,382
7,000	Kurita Water Industries, Ltd.	159,442
117,240	LIXIL Group Corp.	2,391,372
7,500	McDonald's Holdings Co. Japan, Ltd.(a)	177,690
10,000	Minebea Co., Ltd.	77,964
5,800	Miraca Holdings, Inc.	238,103
83,000	Mitsubishi Estate Co., Ltd.	1,540,477
44,000	Mitsubishi Gas Chemical Co., Inc.	236,304
5,800	Mitsubishi Tanabe Pharma Corp.	100,779
14,400	Mitsubishi UFJ Lease & Finance Co., Ltd.	63,134
4,500	Mixi, Inc.	166,894
90,100	Mizuho Financial Group, Inc.	134,275
7,400	Nabtesco Corp.	165,985
38,000	NEC Corp.	95,531
16,400	NHK Spring Co., Ltd.	156,829
41,000	Nippon Electric Glass Co., Ltd.	209,690
38	Nippon Prologis, Inc. (b)	84,964
3,400	Nissin Foods Holdings Co., Ltd.	159,695
700	Nomura Real Estate Holdings, Inc.	12,922
2,970	Nomura Research Institute, Ltd.	100,021
26,000	Oji Holdings Corp.	104,427
52,600	Otsuka Holdings Co., Ltd.	1,910,518

Shares		Value
Japan — (continued)
52,600	Resona Holdings, Inc.	$187,547
1,600	Sankyo Co., Ltd.	59,579
1,200	Sanrio Co., Ltd.(a)	23,457
21,700	SBI Holdings, Inc.	219,992
22,700	Secom Co., Ltd.	1,684,409
20,800	Sega Sammy Holdings, Inc.	226,620
113,400	Seiko Epson Corp.	1,823,806
40,400	Seven & I Holdings Co., Ltd.	1,721,350
4,000	Shikoku Electric Power Co., Inc.	53,605
3,600	Shiseido Co., Ltd.	80,201
20,900	Showa Shell Sekiyu	187,470
200	SoftBank Group Corp.	9,566
2,000	Sompo Japan Nipponkoa Holdings, Inc.	56,683
65,500	Sumitomo Corp.	649,954
1,100	Sumitomo Mitsui Financial Group, Inc.	33,393
1,000	Sumitomo Mitsui Trust Holdings, Inc.	2,928
16,200	Sumitomo Rubber Industries, Ltd.	250,310
42,100	Suntory Beverage & Food, Ltd.	1,893,954
4,700	Suzuken Co., Ltd.	159,524
39,475	Sysmex Corp.	2,467,815
26,000	Taiheiyo Cement Corp.	59,842
15,900	Taiyo Nippon Sanso Corp.	151,080
22,000	Takeda Pharmaceutical Co., Ltd.	1,002,992
5,100	Toho Co., Ltd.	134,061
5,100	Tokyo Tatemono Co., Ltd.	63,438
33,000	TonenGeneral Sekiyu	298,488
313,000	Toshiba Corp.(a)	608,595
400	Toyo Suisan Kaisha, Ltd.	14,359
1,200	Toyoda Gosei Co., Ltd.	23,143
900	Trend Micro, Inc.	32,940
96,705	Unicharm Corp.	2,104,816
8,500	Yamaha Motor Co., Ltd.	141,276
12,500	Yokohama Rubber Co., Ltd.	205,485
		32,509,371
Jersey — 0.4%
1,663	Randgold Resources, Ltd.	151,304
19,402	Shire PLC	1,106,585
		1,257,889
Malaysia — 0.0%
135,300	AirAsia BHD	63,473
138,000	Felda Global Ventures Holdings BHD	53,400
		116,873
Mexico — 1.3%
74,500	Alfa SAB de CV, Class A	149,930
41,600	Arca Continental SAB de CV	288,768
648,800	Cemex SAB de CV, Class Preference†	471,284
135,300	Fibra Uno Administracion SA de CV (b)	314,734
37,600	Grupo Comercial Chedraui SA de CV	119,478
4,900	Grupo Lala SAB de CV, Class B	13,318
79,400	OHL Mexico SAB de CV†	125,692
24,445	Promotora y Operadora de Infraestructura SAB de CV	324,006
782,645	Wal-Mart de Mexico SAB de CV	1,852,747
		3,659,957
Netherlands — 4.5%
296,433	Aegon NV	1,629,137
50,000	AerCap Holdings NV†	1,938,000
29,400	Gemalto NV	2,170,082
1,266	Heineken NV	114,545
7,470	ING Groep NV, CVA	89,392
5,155	Koninklijke Ahold NV	115,788
34,530	Koninklijke DSM NV	1,898,500

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Netherlands — (continued)
487,827	Koninklijke KPN NV	$2,042,810
70,215	Koninklijke Philips NV	1,999,961
3,591	Koninklijke Vopak NV	178,598
9,335	OCI NV†(a)	182,394
3,212	Randstad Holding NV	177,662
6,257	Royal Dutch Shell PLC, Class A	151,081
222	Wolters Kluwer NV	8,849
		12,696,799
New Zealand — 0.1%
29,099	Fletcher Building, Ltd.	158,622
21,235	Meridian Energy, Ltd.	38,414
4,489	Ryman Healthcare, Ltd.	25,903
		222,939
Norway — 0.1%
1,501	DnB NOR ASA(a)	17,724
20,161	Orkla ASA	182,352
9,105	Telenor ASA	147,220
788	Yara International ASA(a)	29,581
		376,877
Portugal — 0.1%
12,947	Jeronimo Martins SGPS SA	211,645

Russia — 0.8%
30,100	Alrosa AO	31,163
146,720	Moscow Exchange MICEX-RTS PJSC	229,220
9,413,000	RusHydro PJSC†	97,396
119,470	Yandex NV, Class A†(a)	1,830,280
		2,188,059
Singapore — 0.4%
216,100	Ascendas Real Estate Investment Trust(b)	383,273
87,600	CapitaLand Commercial Trust, Ltd.(b)	95,610
10,400	Global Logistic Properties, Ltd.	14,833
2,400	Hongkong Land Holdings, Ltd.	14,381
10,800	Hutchison Port Holdings Trust, Class U	5,404
31,400	Noble Group, Ltd.	10,232
52,900	Sembcorp Marine, Ltd.	64,658
5,400	Singapore Exchange, Ltd.	31,821
9,000	Singapore Press Holdings, Ltd.(a)	26,695
2,900	Singapore Technologies Engineering, Ltd.	6,945
4,400	Singapore Telecommunications, Ltd.	12,455
30,900	StarHub, Ltd.	76,829
176,700	Suntec Real Estate Investment Trust(b)	219,590
41,000	UOL Group, Ltd.	182,605
		1,145,331
South Africa — 1.1%
15,482	Exxaro Resources, Ltd.	75,249
2,209	Gold Fields, Ltd.	8,732
17,845	Hyprop Investments, Ltd.(b)	141,793
13,568	Liberty Holdings, Ltd.	132,889
73,293	Life Healthcare Group Holdings, Ltd.	176,905
1,110	Mr Price Group, Ltd.	13,325
104,230	Netcare, Ltd.	254,693
14,642	Remgro, Ltd.	247,874
13,074	Sasol, Ltd.	387,964
116,950	Shoprite Holdings, Ltd.	1,372,753
16,939	SPAR Group, Ltd.	228,210
3,795	Steinhoff International Holdings NV	24,866
		3,065,253
South Korea — 2.1%
109	BGF retail Co., Ltd.	15,632
24,829	BNK Financial Group, Inc.	210,572
692	Coway Co., Ltd.	58,285

Shares		Value
South Korea — (continued)
16,645	Daewoo Securities Co., Ltd.	$120,412
12,138	DGB Financial Group, Inc.	94,480
817	Dongbu Insurance Co., Ltd.	54,337
5,573	GS Holdings	287,960
9,141	Hana Financial Group, Inc.	198,330
3,323	Hankook Tire Co., Ltd.	158,063
1,609	Hanwha Chemical Corp.	35,153
1,091	Hanwha Corp.	33,882
7,396	Hanwha Life Insurance Co., Ltd.	43,348
1,208	Hyundai Department Store Co., Ltd.	145,328
1,206	Hyundai Engineering & Construction Co., Ltd.	44,478
6,930	Hyundai Marine & Fire Insurance Co., Ltd.	201,293
6,747	Hyundai Steel Co.	327,835
100	Hyundai Wia Corp.	9,187
3,473	Industrial Bank of Korea	37,204
7,577	Kangwon Land, Inc.	270,864
5,306	Korea Electric Power Corp.	277,957
2,192	Korea Investment Holdings Co., Ltd.	84,317
1,551	Korean Air Lines Co., Ltd.†	42,006
1,089	KT Corp.	28,291
2,512	KT&G Corp.	241,881
1,628	LG Display Co., Ltd.	37,690
299	LG Innotek Co., Ltd.	20,737
1,543	Lotte Chemical Corp.	461,466
4,160	NH Investment & Securities Co., Ltd.	36,153
257	OCI Co., Ltd.	23,854
677	Samsung Electronics Co., Ltd.	776,930
1,316	Samsung SDI Co., Ltd.	113,936
2,023	Samsung Securities Co., Ltd.	70,707
8,051	Shinhan Financial Group Co., Ltd.	283,394
4,466	SK Hynix, Inc.	109,942
2,253	SK Innovation Co., Ltd.	339,561
3,405	S-Oil Corp.	291,970
33,929	Woori Bank	280,587
		5,868,022
Spain — 1.8%
6,942	Abertis Infraestructuras SA	113,984
11,114	Amadeus IT Holding SA, Class A	475,279
1,708	Banco Bilbao Vizcaya Argentaria SA	11,279
772	Bankinter SA	5,439
14,975	Distribuidora Internacional de Alimentacion SA	77,594
22,166	Enagas SA	665,307
2,928	Endesa SA	56,110
53,671	Ferrovial SA	1,151,833
2,592	Grifols SA(a)	57,587
111,341	Iberdrola SA	741,194
48,882	Industria de Diseno Textil SA	1,638,509
7,718	International Consolidated Airlines Group SA	61,412
2,236	Red Electrica Corp. SA	193,696
804	Zardoya Otis SA	9,332
		5,258,555
Sweden — 0.8%
12,798	Electrolux AB, Class B	336,073
40,233	Husqvarna AB, Class B	293,797
16,006	Investment AB Kinnevik, Class B	453,388
5,071	Investor AB, Class B	179,256
4,140	Nordea Bank AB	39,711
40,814	Skandinaviska Enskilda Banken AB, Class A	389,212
6,218	Svenska Handelsbanken AB, Class A	78,882

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
Sweden — (continued)
15,020	Swedbank AB, Class A	$322,577
242	Swedish Match AB	8,203
4,057	Telefonaktiebolaget LM Ericsson, Class B	40,622
		2,141,721
Switzerland — 8.1%
3,070	Actelion, Ltd.	458,166
10	Chocoladefabriken Lindt & Spruengli AG	61,960
21,158	Credit Suisse Group AG	298,792
13	EMS-Chemie Holding AG	6,731
71	Givaudan SA	139,146
36,357	Julius Baer Group, Ltd.	1,558,150
74,681	Nestle SA	5,572,754
16,700	Novartis AG	1,208,277
23,705	Novartis AG ADR	1,717,190
778	Partners Group Holding AG	312,561
13,638	Roche Holding AG	3,348,679
1,512	SGS SA	3,192,701
17	Sika AG	67,297
726	Sonova Holding AG	92,656
8,268	STMicroelectronics NV	46,022
3,915	Swatch Group AG (The)(a)	1,350,709
6,821	Swiss Prime Site AG	600,965
3,612	Swiss Re, Ltd.	333,531
1,057	Swisscom AG	573,697
4,601	Syngenta AG	1,908,020
15,791	Transocean, Ltd.	140,412
		22,988,416
Taiwan — 3.9%
6,000	Asustek Computer, Inc.	53,840
933,000	AU Optronics Corp.	279,472
15,000	Casetek Holdings, Ltd.	81,481
11,000	Catcher Technology Co., Ltd.	90,154
38,190	Chicony Electronics Co., Ltd.	98,258
199,000	China Airlines, Ltd.†	71,046
201,000	Chunghwa Telecom Co., Ltd.	683,939
70,000	E.Sun Financial Holding Co., Ltd.	39,145
37,000	Eva Airways Corp.†	20,684
43,860	Far Eastern New Century Corp.	35,820
64,000	Far EasTone Telecommunications Co., Ltd.	143,339
12,000	Formosa Petrochemical Corp.	34,479
8,000	Formosa Plastics Corp.	19,837
15,150	Foxconn Technology Co., Ltd.	33,986
18,900	Hon Hai Precision Industry Co., Ltd.	49,750
71,000	HTC Corp.	203,047
923,000	Innolux Corp.	322,288
114,000	Lite-On Technology Corp.	139,068
73,000	Pegatron Corp.	169,944
5,000	Phison Electronics Corp.	40,703
48,000	Radiant Opto-Electronics Corp.	93,029
54,000	Ruentex Development Co., Ltd.	68,341
37,000	Ruentex Industries, Ltd.	60,947
486,763	Shin Kong Financial Holding Co., Ltd.	97,715
30,000	Simplo Technology Co., Ltd.	107,652
170,702	SinoPac Financial Holdings Co., Ltd.	52,772
19,800	Standard Foods Corp.	49,108
147,000	Synnex Technology International Corp.	151,478
538,000	Taishin Financial Holding Co., Ltd.	189,587
335,849	Taiwan Business Bank†	89,028
70,350	Taiwan Cooperative Financial Holding Co., Ltd.	31,484
56,000	Taiwan Fertilizer Co., Ltd.	84,729
252,675	Taiwan Semiconductor Manufacturing Co., Ltd. ADR(a)	6,620,085
15,000	Transcend Information, Inc.	46,341

Shares		Value
Taiwan — (continued)
130,000	Uni-President Enterprises Corp.	$228,288
213,000	United Microelectronics Corp.	87,515
262,000	Wistron Corp.	161,815
51,000	WPG Holdings, Ltd.	54,333
93,000	Yulon Motor Co., Ltd.	90,383
25,000	Zhen Ding Technology Holding, Ltd.	55,929
		11,030,839
Thailand — 0.1%
25,700	Banpu PCL	12,167
377,600	Krung Thai Bank PCL	200,497
7,400	Siam Commercial Bank PCL	29,615
1,418,400	TMB Bank PCL	101,513
		343,792
United Kingdom — 12.5%
2,588	3i Group PLC	16,922
10,377	Aberdeen Asset Management PLC	41,192
21,573	Admiral Group PLC	612,911
11,748	ARM Holdings PLC	171,066
71,280	ARM Holdings PLC ADR(a)	3,114,223
54,195	AstraZeneca PLC	3,025,796
44,566	BAE Systems PLC	325,076
3,641	Barratt Developments PLC	29,230
8,132	British American Tobacco PLC	475,525
118,653	BT Group PLC, Class A	749,191
1,766	Burberry Group PLC	34,525
3,273	Capita Group PLC (The)	48,864
81,282	Centrica PLC	265,536
184,415	Compass Group PLC	3,250,928
18,610	Diageo PLC	501,799
12,412	easyJet PLC	270,144
121,529	G4S PLC	331,623
13,565	GlaxoSmithKline PLC	274,599
11,919	Glencore PLC	26,799
55,744	HSBC Holdings PLC ADR	1,734,753
54,215	HSBC Holdings PLC	337,160
33,947	ICAP PLC	230,890
16,570	ITV PLC	57,258
20,128	Legal & General Group PLC	67,820
263,005	Lloyds Banking Group PLC	256,166
184,633	National Grid PLC	2,612,431
1,999	Next PLC	154,805
6,775	Persimmon PLC	202,445
9,643	Prudential PLC	179,441
51,681	Reckitt Benckiser Group PLC	4,984,960
7,206	RELX PLC	133,679
10,480	Rexam PLC	95,264
55,000	Royal Dutch Shell PLC ADR ADR, Class A	2,664,750
149,029	Sky PLC	2,189,907
53,080	Smith & Nephew PLC ADR	1,768,626
14,089	Smith & Nephew PLC	231,802
8,440	Sports Direct International PLC†	45,781
904	Standard Life PLC	4,610
81,194	Tesco PLC	222,997
4,540	Travis Perkins PLC	118,929
3,279	Vodafone Group PLC	10,420
375,000	William Hill PLC	1,754,503
86,911	WPP PLC	2,022,892
		35,648,238
United States — 10.6%
239,280	Banco Bilbao Vizcaya Argentaria SA ADR ADR	1,560,106
38,975	Chubb, Ltd.	4,643,871
31,190	Core Laboratories NV(a)	3,506,068

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	March 31, 2016
Schedule of Investments	(Unaudited)

Shares		Value
United States — (continued)
76,815	Ctrip.com International, Ltd. ADR†(a)	$3,399,832
51,310	HDFC Bank, Ltd. ADR(a)	3,162,235
50,000	Markit, Ltd.†	1,767,500
4,700	Mobileye NV†(a)	175,263
19,605	Perrigo Co. PLC(a)	2,508,068
72,905	Sensata Technologies Holding NV†	2,831,630
187,720	Telefonaktiebolaget LM Ericsson ADR ADR	1,882,832
4,100	Thomson Reuters Corp.	166,115
36,315	TOTAL SA ADR	1,649,427
86,180	Vodafone Group PLC ADR	2,762,069
		30,015,016
Total Common Stock
(Cost $261,720,831)		273,018,589

SHORT-TERM INVESTMENTS — 21.1%
8,955,094	Northern Trust Institutional Government Select Portfolio, 0.200%(c)	8,955,094
51,142,673	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(c) (d)	51,142,673

Total Short-Term Investments
(Cost $60,097,767)		60,097,767

EXCHANGE TRADED FUNDS — 0.4%
33,018	iShares MSCI India ETF	895,448
5,173	Vanguard FTSE All-World ex-US ETF	223,215

Total Exchange Traded Fund
(Cost $1,238,008)		1,118,663

PREFERRED STOCK — 0.2%
Brazil — 0.2%
8,700	Cia Brasileira de Distribuicao, Class Preference	120,858
81,300	Cia Energetica de Minas Gerais	181,790
8,600	Cia Energetica de Sao Paulo, Class Preference	37,886
92,600	Gerdau SA	169,200
6,400	Suzano Papel e Celulose SA, Class A	22,605
42,700	Vale SA	135,380

Total Preferred Stock
(Cost $614,118)		667,719
Total Investments — 117.7%
(Cost $323,670,724)‡		334,902,738
Other Assets & Liabilities, Net — (17.7)%		(50,482,507)
NET ASSETS — 100.0%		$284,420,231

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at March 31, 2016. The total market value of securities on loan at March 31, 2016 was $35,342,837.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of March 31, 2016.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2016 was $51,142,673.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $2,438,599.

‡	At March 31, 2016, the tax basis cost of the Fund's investments was $323,670,724, and the unrealized appreciation and depreciation were $19,940,426 and $(8,708,412), respectively.
*	Traded on the Toronto Stock Exchange

ADR — American Depositary Receipt
ETF — Exchange Traded Fund
FTSE — Financial Times Stock Exchange
Ltd. — Limited
MSCI — Morgan Stanley Capital International
PLC — Public Limited Company

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	March 31, 2016
Schedule of Investments	(Unaudited)

The following is a list of the levels of inputs used as of March 31, 2016 valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2*	Level 3^	Total
Australia	$—	$9,778,208	$—	$9,778,208
Austria	—	107,617	—	107,617
Belgium	—	1,523,659	—	1,523,659
Bermuda	2,280,470	—	—	2,280,470
Brazil	1,480,773	1,581,221	—	3,061,994
Canada	14,056,523	—	—	14,056,523
China	102,984	5,345,387	—	5,448,371
Denmark	4,487,474	14,757,398	—	19,244,872
Finland	—	1,304,482	—	1,304,482
France	—	13,829,237	—	13,829,237
Germany	236,878	13,832,469	—	14,069,347
Hong Kong	1,801,435	4,359,884	—	6,161,319
Indonesia	—	352,221	—	352,221
Ireland	3,529,325	3,539,698	—	7,069,023
Israel	—	161,195	—	161,195
Italy	—	3,824,459	—	3,824,459
Japan	—	32,509,371	—	32,509,371
Jersey	—	1,257,889	—	1,257,889
Malaysia	—	116,873	—	116,873
Mexico	—	3,659,957	—	3,659,957
Netherlands	1,938,000	10,758,799	—	12,696,799
New Zealand	—	222,939	—	222,939
Norway	—	376,877	—	376,877
Portugal	—	211,645	—	211,645
Russia	2,188,059	—	—	2,188,059
Singapore	—	1,145,331	—	1,145,331
South Africa	—	3,065,253	—	3,065,253
South Korea	—	5,868,022	—	5,868,022
Spain	—	5,258,555	—	5,258,555
Sweden	—	2,141,721	—	2,141,721
Switzerland	1,717,190	21,271,226	—	22,988,416
Taiwan	6,620,085	4,410,754	—	11,030,839
Thailand	—	343,792	—	343,792
United Kingdom	9,282,352	26,365,886	—	35,648,238
United States	30,015,016	—	—	30,015,016
Total Common Stock	79,736,564	193,282,025	—	273,018,589

Short-Term Investments	60,097,767	—	—	60,097,767
Exchange Traded Funds	1,118,663	—	—	1,118,663
Preferred Stock	—	667,719	—	667,719
Total Investments in Securities	$140,952,994	$193,949,744	$—	$334,902,738

^
A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*
For the period ended March 31, 2016, the transfers out of Level 1 and into Level 2 were $193,949,744 and the transfers out of Level 2 into Level 1 were $0.  The transfers into Level 2 were due to securities trading primarily outside the United States, the value of which were adjusted as a result of local trading through the application of a third-party vendor.

For the period ended March 31, 2016, there were transfers between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of each period.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire Income Opportunities Fund**	March 31, 2016
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

ASSET-BACKED SECURITIES — 52.4%
Financials — 4.9%
ARES XI CLO, Ltd.
3.321%(a) (b)	10/11/21	$2,000,000	$1,875,603
ARES XXIII CLO, Ltd.
3.515%(a) (b)	04/19/23	1,250,000	1,244,078
CIFC Funding, Ltd.
0.000%(c)	07/22/26	500,000	227,522
2.121%(a) (b)	05/10/21	1,300,000	1,233,811
2.352%(a) (b)	12/05/24	1,500,000	1,475,487
3.688%(a) (b)	08/14/24	1,000,000	974,670
			7,031,171
Health Care — 0.9%
Gale Force CLO, Ltd.
3.870%(a) (b)	08/20/21	1,250,000	1,236,183

Industrials — 1.7%
Gramercy Park CLO, Ltd.
3.265%(a) (b)	07/17/23	1,500,000	1,479,944
4.365%(a) (b)	07/17/23	1,000,000	940,372
			2,420,316
Other Asset-Backed Securities — 44.9%
AABS, Ltd.
4.875%	01/15/38	534,364	527,150
AASET
5.125%(a)	12/15/29	1,355,769	1,304,928
7.375%(a)	12/15/29	677,885	671,784
ACAS CLO, Ltd.
2.890%(a) (b)	09/20/23	1,000,000	982,743
3.820%(a) (b)	09/20/23	1,000,000	979,512
AMMC CLO XIII, Ltd.
3.020%(a) (b)	01/26/26	1,500,000	1,381,601
Babson CLO, Ltd.
0.000%(b)	05/15/23	1,000,000	429,083
Baker Street CLO II, Ltd.
1.352%(a) (b)	10/15/19	1,500,000	1,427,619
Brad CDO, Ltd.
4.213%(e) (f)	03/12/26	913,459	920,054
Castle Aircraft SecuritizationTrust
4.703%(b)	12/15/40	1,462,500	1,433,250
Castlelake Aircraft Securitization Trust
5.250%(b)	02/15/29	757,709	751,268
7.500%(b)	02/15/29	674,187	665,085
Cent CLO LP
2.579%(a) (b)	08/01/24	500,000	487,499
3.529%(a) (b)	08/01/24	1,000,000	999,894
Chesterfield Financial Holdings LLC
4.500%(b)	12/15/34	941,000	945,649
Diamond Head Aviation, Ltd.
3.810%(b)	07/14/28	884,112	873,614
Dryden 37 Senior Loan Fund
0.000%(b)	04/15/27	1,000,000	895,290
Duane Street CLO IV, Ltd.
1.362%(a) (b)	11/14/21	1,500,000	1,432,161

	Maturity Date	Par	Value

Other Asset-Backed Securities — (continued)
ECAF I, Ltd.
4.947%(b)	06/15/40	$991,172	$960,793
Flagship CLO VI
2.887%(a) (b)	06/10/21	2,000,000	1,914,330
Flagship VII, Ltd.
3.277%(a) (b)	01/20/26	1,500,000	1,288,497
Fortress Credit Investments IV, Ltd.
2.215%(a) (b)	07/17/23	1,250,000	1,216,786
Fortress Credit Opportunities V CLO, Ltd.
2.970%(a) (b)	10/15/26	1,000,000	937,159
4.167%(a) (b)	10/15/26	1,000,000	958,707
GCAT LLC
3.721%(b)	10/25/19	2,580,754	2,561,212
Golub Capital Partners CLO, Ltd.
2.288%(a) (b)	08/05/27	1,000,000	978,401
2.770%(a) (b)	10/25/26	700,000	667,072
3.267%(a) (b)	10/20/21	2,500,000	2,453,246
Great Lakes CLO, Ltd.
2.271%(a) (b)	07/15/26	1,000,000	991,617
GSAA Home Equity Trust
0.703%(a)	07/25/37	1,199,254	1,029,768
Halcyon Loan Advisors Funding, Ltd.
3.420%(a) (b)	12/20/24	1,500,000	1,316,130
Helios Series I Multi Asset CBO, Ltd.
1.586%(a) (b)	12/13/36	885,888	868,805
Highbridge Loan Management, Ltd.
2.820%(a) (b)	09/20/22	1,000,000	999,872
3.820%(a) (b)	09/20/22	1,000,000	998,268
ING Investment Management CLO, Ltd.
2.516%(a) (b)	06/14/22	1,500,000	1,435,872
Ivy Hill Middle Market Credit Fund IX, Ltd.
2.765%(a) (b)	10/18/25	2,000,000	1,998,867
Keuka Park CLO, Ltd.
0.000%(b)	10/21/24	1,250,000	519,634
KVK CLO, Ltd.
0.000%(b)	04/14/25	1,150,000	426,404
Marea CLO, Ltd.
2.121%(a) (b)	10/15/23	1,250,000	1,205,831
Neuberger Berman CLO, Ltd.
0.000%(b)	07/25/23	450,000	193,015
3.719%	07/25/23	1,500,000	1,471,659
Ocean Trails CLO IV
3.618%(a) (b)	08/13/25	1,750,000	1,617,284
Rampart CLO, Ltd.
2.195%(a) (b)	10/25/21	1,000,000	977,604
Regatta V Funding, Ltd.
3.470%(a) (b)	10/25/26	1,500,000	1,471,058
Rise Ltd.
4.750%(a)	02/15/39	1,302,514	1,279,720
Rockwall CDO II, Ltd.
0.879%(a) (b)	08/01/24	1,500,000	1,404,466

Wilshire Mutual Funds, Inc.
Wilshire Income Opportunities Fund**	March 31, 2016
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Other Asset-Backed Securities — (continued)
Steele Creek CLO, Ltd.
2.868%(a) (b)	08/21/26	$2,000,000	$1,915,830
TICP CLO II, Ltd.
3.317%(a) (b)	07/20/26	1,000,000	924,075
Treman Park CLO LLC
0.000%(b) (c)	04/20/27	500,000	433,820
Triaxx Prime CDO, Ltd.
0.701%(a) (b)	10/02/39	1,145,177	1,067,877
Venture VI CDO, Ltd.
1.814%(a) (b)	08/03/20	2,250,000	2,043,652
Venture XII CLO, Ltd.
3.262%(a) (b)	02/28/24	1,000,000	934,868
Vibrant CLO, Ltd.
2.415%(a) (b)	07/17/24	1,000,000	983,248
VOLT XXVII LLC
3.375%(b)	08/27/57	882,577	869,052
WhiteHorse IV, Ltd.
2.070%(a) (b)	01/17/20	1,500,000	1,409,054
WhiteHorse VIII, Ltd.
2.666%(a) (b)	05/01/26	1,100,000	1,026,419
Wrightwood Capital Real Estate CDO, Ltd.
0.808%(a) (b)	11/21/40	1,450,000	1,376,057
			64,234,213
Total Asset-Backed Securities
(Cost $78,399,452)			74,921,883

CORPORATE BONDS — 13.4%
Consumer Discretionary — 1.8%
CCOH Safari LLC
5.750%(b)	02/15/26	1,000,000	1,035,000
DISH DBS Corp.
5.875%	11/15/24	450,000	412,875
Neptune Finco Corp.
6.625%(b)	10/15/25	700,000	756,805
Wyndham Worldwide Corp.
5.100%(g)	10/01/25	400,000	420,277
			2,624,957
Consumer Staples — 2.6%
Bumble Bee Holdings, Inc.
9.000%(b)	12/15/17	769,000	770,923
HRG Group, Inc.
7.875%	07/15/19	700,000	738,220
Molex Electronic Technologies LLC
3.900%(b)	04/15/25	1,150,000	1,117,015
Vector Group, Ltd.
7.750%	02/15/21	1,000,000	1,050,000
			3,676,158
Energy — 1.9%
Atlas Energy Holdings Operating Co. LLC
9.250%(e)	08/15/21	500,000	77,500

	Maturity Date	Par	Value

Energy — (continued)
Dynagas LNG Partners
6.250%(e)	10/30/19	$500,000	$335,000
EQT Corp.
4.875%	11/15/21	325,000	311,021
Gulfstream Natural Gas System LLC
4.600%(b)	09/15/25	310,000	303,404
Hess Corp.
8.125%	02/15/19	200,000	219,739
Husky Energy, Inc.
3.950%	04/15/22	300,000	298,890
Sunoco Logistics Partners Operations
5.950%(g)	12/01/25	1,150,000	1,155,395
			2,700,949
Financials — 4.3%
Atlantic Marine Corp. Communities LLC
5.433%(b)	12/01/50	720,344	731,092
Banco Nacional de Comercio Exterior SNC
4.375%(b)	10/14/25	600,000	604,200
Bank of America Corp.
6.300%(a)	12/31/49	300,000	309,000
Citigroup, Inc.
5.875%(a)	12/29/49	285,000	273,244
5.950%(a)	12/29/49	140,000	133,980
5.950%(a) (g)	12/31/49	1,250,000	1,203,125
GMH Military Housing-Navy Northeast LLC
6.298%(f)	10/15/49	725,000	761,591
Jefferies Finance LLC
7.500%(b)	04/15/21	500,000	430,000
Kennedy-Wilson, Inc.
5.875%	04/01/24	200,000	195,500
SunTrust Banks, Inc.
5.625%(a)	12/15/19	1,428,000	1,399,439
			6,041,171
Health Care — 0.6%
HCA, Inc.
5.875%	02/15/26	350,000	360,500
Tenet Healthcare Corp.
4.134%(a) (b)	06/15/20	500,000	496,250
			856,750
Industrials — 0.8%
Icahn Enterprises
5.875%	02/01/22	700,000	664,300
Reynolds Group Issuer, Inc.
7.125%	04/15/19	100,000	101,750
7.875%	08/15/19	400,000	414,000
			1,180,050
Information Technology — 0.5%
CDK Global, Inc.
4.500%	10/15/24	350,000	346,671

Wilshire Mutual Funds, Inc.
Wilshire Income Opportunities Fund**	March 31, 2016
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Information Technology — (continued)
McGraw-Hill Global Education Holdings LLC
9.750%	04/01/21	$175,000	$189,875
Numericable-SFR SAS
6.000%(b)	05/15/22	200,000	195,000
			731,546
Materials — 0.2%
BHP Billiton Finance USA, Ltd.
6.750%(a) (b)	10/19/75	350,000	350,000

Telecommunication Services — 0.7%
Sprint Communications, Inc.
7.000%(b)	03/01/20	800,000	800,000
T-Mobile USA, Inc.
6.000%	04/15/24	200,000	202,500
			1,002,500
Total Corporate Bonds
(Cost $19,641,165)			19,164,081

COLLATERALIZED MORTGAGE OBLIGATIONS — 13.4%
Non-Agency Mortgage-Backed Obligation — 13.4%
Acre Commercial Mortgage Trust
2.930%(a) (b)	08/15/31	1,000,000	1,018,427
Alliance Bancorp Trust
0.673%(a)	07/25/37	1,277,115	791,759
American Home Mortgage Assets Trust
0.623%(a)	10/25/46	1,380,453	855,723
Banc of America Funding, Ltd.
0.647%(a) (b)	11/03/41	1,518,018	1,404,704
Capmark Military Housing Trust
5.746%(b) (f)	02/10/52	1,931,507	1,932,530
6.059%(b)	10/10/52	484,154	477,352
GE Business Loan Trust
0.886%(a) (b)	04/16/35	1,151,710	1,006,124
GS Mortgage Securities Corp. Trust
4.688%(a) (b)	02/15/33	1,000,000	1,000,315
HarborView Mortgage Loan Trust
0.580%(a)	01/25/47	1,167,183	862,739
Hilton USA Trust
5.222%(a) (b)	11/05/30	1,000,000	1,005,884
LSTAR Securities Investment Trust
2.426%(a) (b)	04/01/20	1,025,571	1,001,390
2.436%(a) (b) (f)	03/01/21	1,450,000	1,405,529
3.526%(a) (b)	09/01/21	2,613,169	2,601,408
Luminent Mortgage Trust
0.636%(a)	02/25/46	1,714,380	1,106,940
Morgan Stanley Re-REMIC Trust
0.932%(a) (b)	06/26/36	1,082,517	732,701
PFP, Ltd.
2.429%(a) (b)	07/14/34	1,000,000	985,812

	Maturity Date	Par	Value

Non-Agency Mortgage-Backed Obligation — (continued)
SRERS Funding, Ltd.
0.679%(a) (b)	05/09/46	$979,137	$936,738
Total Collateralized Mortgage Obligations
(Cost $19,794,522)			19,126,075

U.S. TREASURY OBLIGATIONS — 13.0%
U.S. Treasury Bond
2.828%(c)	11/15/44	14,782,000	6,733,718
U.S. Treasury Note
1.625%(g)	02/15/26	12,051,000	11,875,887

Total U.S. Treasury Obligations
(Cost $18,244,887)			18,609,605

LOAN PARTICIPATIONS — 5.7%
Albertson's LLC, Term B-4 Loan
5.500%	08/25/21	496,250	497,615
Atkore International, Inc., Initial Term Loan (First Lien)
4.500%	04/09/21	172,375	168,281
Avago Technologies Cayman Holdings Ltd., Term B-1 Dollar Loan
4.250%(a)	02/01/23	1,100,000	1,096,062
BJ's Wholesale Club, Inc., New 2013 (November) Replacement Loan (First Lien)
4.500%	09/26/19	591,464	576,923
Carecore National, LLC, Term Loan
5.500%	03/05/21	162,290	152,552
CompuCom Systems, Inc., Term Loan
4.250%	05/07/20	333,948	240,443
Fitness International, LLC, Term B Loan
5.500%	07/01/20	493,241	476,902
Gates Global LLC, Initial Dollar Term Loan
4.250%	07/06/21	583,987	552,781
Hardware Holdings LLC, Term Loan (First Lien)
6.750%(e)	03/30/20	641,875	625,828
Hearthside Group Holdings, LLC, Term Loan
4.500%	06/02/21	300,000	294,000
Hub International Limited, Initial Term Loan
4.000%	10/02/20	196,993	192,349
La Quinta Intermediate Term Loan
3.750%	04/14/21	500,000	492,500

Wilshire Mutual Funds, Inc.
Wilshire Income Opportunities Fund**	March 31, 2016
Schedule of Investments	(Unaudited)

	Maturity Date	Par (1)	Value
LOAN PARTICIPATIONS — (continued)
Lineage Logistics, LLC, Term Loan
4.500%	04/07/21	443,233	$374,532
PetSmart, Inc., Tranche B-1 Loan
4.250%	03/10/22	500,000	498,730
Ranpak Cov-Lite, 2nd Lien Term Loan
8.250%	09/22/22	200,000	176,000
Solera, Cov-Lite, 1st Lien Term Loan
5.750%	02/28/23	300,000	300,242
Travelport Finance (Luxembourg), Initial Term Loan
5.750%	09/02/21	647,778	648,264
York Risk Services Holding Corp. (Onex York Finance LP), Term Loan
4.750%	10/01/21	987,500	852,953

Total Loan Participations (Cost $8,530,026)			8,216,957

FOREIGN BONDS — 3.8%
Canada — 1.1%
Sirius XM Canada Holdings, Inc.
5.625%(b)	04/23/21	CAD 400,000	297,209
Yamana Gold, Inc.
4.950%(d)	07/15/24	1,450,000	1,225,250
			1,522,459
Dominican Republic — 0.5%
Dominican Republic International Bond
6.850%(b) (d) (g)	01/27/45	700,000	693,000

Kenya — 0.5%
Kenya Government International Bond
6.875%(b) (d)	06/24/24	900,000	848,250

Peru — 1.0%
Corp. Financiera de Desarrollo SA
5.250%(a) (b) (d) (g)	07/15/29	1,350,000	1,360,125

Supra-National — 0.4%
Africa Finance Corp. MTN
4.375%(b) (d)	04/29/20	500,000	508,125

United Kingdom — 0.3%
Moto Finance PLC
6.375%(b)	09/01/20	GBP300,000	438,043

Total Foreign Bonds
(Cost $5,725,806)			5,370,002

	Maturity Date	Par/Shares	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.7%
FHLMC
3.119%(c)	12/14/29	$1,000,000	$667,002
6.750%	03/15/31	1,419,000	2,142,274
FHLMC STRIPs
4.339%(c)	03/15/31	1,150,000	732,253
FNMA
2.995%(c)	01/15/30	775,000	512,928
Tennessee Valley Authority
4.250%	09/15/65	700,000	738,358
5.375%	04/01/56	410,000	527,713

Total U.S. Government Agency Obligations
(Cost $5,200,943)			5,320,528

AFFILIATED REGISTERED INVESTMENT COMPANY — 2.6% Open-End Fund — 2.6%
Guggenheim Strategy Fund I, Institutional Class		152,122	3,774,152

Total Affiliated Registered Investment Company (Cost $3,785,992)			3,774,152
MUNICIPAL BONDS — 1.5%
Chicago, Ser B, GO
5.432%	01/01/42	200,000	166,246
Illinois, GO
5.650%	12/01/38	2,000,000	2,011,420
Total Municipal Bonds
(Cost $2,206,775)			2,177,666
Total Investments- 109.5%
(Cost $161,529,568) ‡			156,680,949
Other Assets & Liabilities, Net - (9.5)%			(13,650,607)
NET ASSETS - 100.0%			$143,030,342

**	The Fund commenced operations on March 30, 2016.
(1)	In U.S. Dollars unless otherwise indicated.
(a)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2016. The date reported on the Schedule of Investments is the final maturity date.
(b)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(c)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(d)	Foreign security denominated in U.S. currency.
(e)	Securities considered illiquid. The total market value of such securities as of March 31, 2016 was $1,958,382.
(f)
Securities fair valued using methods determined in good faith by the
Pricing Committee. As of March 31, 2016, the total market value of such securities was $5,019,704 and represented 3.5% of Net Assets.

(g)	Security, or a portion thereof, has been pledged as collateral on open reverse repurchase agreements.

Wilshire Mutual Funds, Inc.
Wilshire Income Opportunities Fund**	March 31, 2016
Schedule of Investments	(Unaudited)

‡	At March 31, 2016, the tax basis cost of the Fund's investments was $161,529,568, and the unrealized appreciation and depreciation were $1,121,476 and $(5,970,095) respectively.

A list of the outstanding forward foreign currency contracts held by the Fund at March 31, 2016 is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation

BANK OF AMERICA	4/11/16	CAD	390,000	USD	301,398	$1,104
BANK OF AMERICA	4/11/16	GBP	306,000	USD	442,118	2,611
						$3,715

For the period ended March 31, 2016, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

CAD — Canadian Dollar
CBO — Collateralized Bond Obligation
CDO — Collateralized Debt Obligation
CLO — Collateralized Loan Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GBP — British Pound
GO — General Obligation
LLC — Limited Liability Company
LP — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
PLC— Public Limited Company
Re-REMIC — Re-securitization of Real Estate Mortgage Investment Conduit
Ser — Series
STRIPs — Separately Traded Registered Interest and Principal Securities
USD — United States Dollar

As of March 31, 2016, the Reverse Repurchase Agreements held by the Fund are listed below.

Principal Amount	Counterparty		Value

$(708,603)	Bank of America	1.480%	$(708,603)
(1,424,706)	Bank of America	1.480%	(1,424,706)
(403,966)	Bank of America	0.980%	(403,966)
(1,062,156)	Bank of America	0.980%	(1,062,156)
(9,128,914)	Bank of America	0.100%	(9,128,914)
(2,632,500)	Bank of America	-0.230%	(2,632,500)
(1,290,937)	Barclays	1.469%	(1,290,937)
			$(16,651,782)

Wilshire Mutual Funds, Inc.
Wilshire Income Opportunities Fund**	March 31, 2016
Schedule of Investments	(Unaudited)

The following is a summary of the level of inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$74,001,829	$920,054	$74,921,883
Corporate Bonds	—	18,402,490	761,591	19,164,081
Collateralized Mortgage Obligations	—	15,788,016	3,338,059	19,126,075
U.S. Treasury Obligations	—	18,609,605	—	18,609,605
Loan Participations	—	8,216,957	—	8,216,957
Foreign Bonds	—	5,370,002	—	5,370,002
U.S. Government Agency Obligations	—	5,320,528	—	5,320,528
Affiliated Registered Investment Company	3,774,152	—	—	3,774,152
Municipal Bonds	—	2,177,666	—	2,177,666
Total Investments in Securities	$3,774,152	$147,887,093	$5,019,704	$156,680,949

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts**
Unrealized Appreciation	$—	$3,715	$—	$3,715
Reverse Repurchase Agreement	—	(16,651,782)	—	(16,651,782)
Total Liabilities	$—	$(16,648,067)	$—	$(16,648,067)

**	Forwards contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Collateralized Mortgage Obligations
Beginning balance as of March 30, 2016	$-	$-	$-
Change in unrealized appreciation/(depreciation)	1,790	5,981	14,773
Purchases	918,264	755,610	3,323,286
Ending balance as of March 31, 2016	$920,054	$761,591	$3,338,059

Amounts designated as “—” are either $0, or have been rounded to $0.

The following table summarizes the quantitative inputs used for items categorized as material Level 3 investments for the period ended March 31, 2016:

Assets	Fair Value at 03/31/2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Asset-Backed Security	$920,054	Broker Quote	Broker Quote	102
Corporate Obligations	761,591	Broker Quote	Broker Quote	105
Collateralized Mortgage Obligations	1,932,530	Broker Quote	Broker Quote	101

	1,405,529	Recent Trade - 3/23/16	Recent Trade - 3/23/16	97
Total Collateralized Mortgage Obligations	3,338,059

Wilshire Mutual Funds, Inc.
Wilshire Income Opportunities Fund**	March 31, 2016
Schedule of Investments	(Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2016:

Fund	Value as of March 30, 2016	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2016
Guggenehim Strategy Fund	$-	$3,774,152	$-	$-	$-	$3,774,152

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Wilshire Mutual Funds, Inc. most recent semi-annual and annual financial statements.

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)	/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date:  May 27, 2016

By (Signature and Title)	/s/ Michael Wauters
Michael Wauters, Treasurer

Date: May 27, 2016